           As filed with the Securities and Exchange Commission on April 1, 2014

                                            1933 Act Registration No. 333-141755

                                             1940 Act Registration No. 811-07785
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION


                             Washington, D.C. 20549

                                    FORM N-4

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

                       POST-EFFECTIVE AMENDMENT NO. 8 /X/

                                      and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / /

                              AMENDMENT NO. 34 /X/

               Lincoln Life & Annuity Variable Annuity Account L
                           (Exact Name of Registrant)

                       Group Variable Annuity I, II & III

                   LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
                              (Name of Depositor)

                         100 Madison Street, Suite 1860
                            Syracuse, New York 13202
              (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, Including Area Code: (315) 428-8400

                          Robert O. Sheppard, Esquire
                   Lincoln Life & Annuity Company of New York
                         100 Madison Street, Suite 1860
                            Syracuse, New York 13202
                    (Name and Address of Agent for Service)

                                    Copy to:
                          Scott C. Durocher, Esquire
                  The Lincoln National Life Insurance Company
                               350 Church Street
                          Hartford, Connecticut 06103

            Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

/x/ immediately upon filing pursuant to paragraph (b) of Rule 485

/ / on _____________, pursuant to paragraph (b) of Rule 485

/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485

/ / on ______________ pursuant to paragraph (a)(1) of Rule 485

                     Title of Securities being registered:
              Interests in a separate account under group flexible
                 payment deferred variable annuity contracts.

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

                  LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C
                         MULTI-FUND(R) VARIABLE ANNUITY

                  LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT L
                             GROUP VARIABLE ANNUITY

                    LINCOLN LIFE VARIABLE ANNUITY ACCOUNT Q
                      MULTI-FUND(R) GROUP VARIABLE ANNUITY


                   LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

               LINCOLN LIFE & ANNUITY VARIABLE ANNUITY ACCOUNT L
                             GROUP VARIABLE ANNUITY


     Supplement dated April 1, 2014 to the Prospectus dated May 1, 2013, as supplemented

This Supplement outlines important changes that impact your variable annuity contract. All other provisions in your prospectus, as supplemented, remain unchanged. This Supplement is for informational purposes only and requires no action on your part.

Effective May 12, 2014, the following funds will be available as new investment options under your contract:

   - LVIP BlackRock Emerging Markets RPM Fund (Standard Class)
   - LVIP Columbia Small-Mid Cap Growth RPM Fund (Standard Class)
   - LVIP JPMorgan Mid Cap Value RPM Fund (Standard Class)
   - LVIP Templeton Growth RPM Fund (Standard Class)

THE FOLLOWING TABLE SHOWS THE EXPENSES CHARGED BY EACH FUND FOR THE YEAR ENDED DECEMBER 31, 2012 (as a percentage of each fund's average net assets):

                                                     OTHER                            TOTAL           TOTAL          TOTAL
                 MANAGEMENT        12b-1 FEES        EXPENSES          ACQUIRED       EXPENSES        CONTRACTUAL    EXPENSES
                 FEES (BEFORE      (BEFORE           (BEFORE ANY       FUND FEES      (BEFORE ANY     WAIVERS/       (AFTER ANY
                 ANY WAIVERS/      ANY WAIVERS/      WAIVERS/          AND EXPENSES   WAIVERS/        REIMBURSEMENTS WAIVERS/
                 REIMBURSEMENTS) + REIMBURSEMENTS) + REIMBURSEMENTS) + (AFFE)       = REIMBURSEMENTS) (IF ANY)       REIMBURSEMENTS)
------------------------------------------------------------------------------------------------------------------------------------
LVIP BlackRock       0.55%             0.00%             0.45%             0.07%         1.07%           -0.20%          0.87%
Emerging Markets
RPM Fund(1)
------------------------------------------------------------------------------------------------------------------------------------
LVIP Columbia
Small-Mid Cap        0.87%             0.00%             0.15%             0.00%         1.02%           -0.07%          0.95%
Growth RPM
Fund(2)
------------------------------------------------------------------------------------------------------------------------------------
LVIP JPMorgan Mid
Cap Value RPM        1.05%             0.00%             0.17%             0.00%         1.22%           -0.09%          1.13%
Fund(3)
------------------------------------------------------------------------------------------------------------------------------------
LVIP Templeton       0.73%             0.00%             0.10%             0.00%         0.83%            0.00%          0.83%
Growth RPM Fund
------------------------------------------------------------------------------------------------------------------------------------

(1) Other Expenses are based on estimated amounts for the current fiscal year and AFFE has been annualized. Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee: 0.05% of the Fund's average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.80% of the Fund's average daily net assets. Both agreements will continue at least through April 30, 2014 and cannot be terminated before that date without the mutual agreement of the Fund's board of trustees and the adviser.

(2) Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee: 0.10% on the first $25 million of the Fund's average daily net assets and 0.05% on the next $50 million of the Fund's average daily net assets. The agreement will continue at least through April 30, 2014 and cannot be terminated before that date without the mutual agreement of the Fund's board of trustees and the adviser.

(3) Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee: 0.09% of the first $60 million of the Fund's average daily net assets. The agreement will continue at least through April 30, 2014 and cannot be terminated before that date without the mutual agreement of the Fund's board of trustees and the adviser.


INVESTMENTS OF THE VARIABLE ACCOUNT - DESCRIPTION OF THE FUNDS. This section outlines the investment objectives for the funds being added effective May 12, 2014. More detailed information may be obtained from the current prospectus for each fund. You should read each fund prospectus carefully before investing. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.

LVIP VARIABLE INSURANCE PRODUCTS TRUST, advised by Lincoln Investment Advisors Corporation

    - LVIP BlackRock Emerging Markets RPM Fund: To invest primarily in securities included in a broad-based emerging markets index and to seek to approximate as closely as possible, before fees and expenses, the performance of that index while seeking to control the level of portfolio volatility. (Sub-advised by BlackRock Investment Management, LLC)
    - LVIP Columbia Small-Mid Cap Growth RPM Fund: Long-term capital appreciation. (Sub-advised by Columbia Management Investment Advisers,
      LLC)
    - LVIP JPMorgan Mid Cap Value RPM Fund: Long-term capital appreciation. (Sub-advised by J.P. Morgan Investment Management Inc.)
    - LVIP Templeton Growth RPM Fund: Long-term capital growth. (Sub-advised by Templeton Investment Counsel, LLC)

THE FOLLOWING DISCUSSION APPLIES ONLY TO THE MULTI-FUND(R) CONTRACT UNDER LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C.

THE CONTRACTS - INVESTMENT REQUIREMENTS.

If you have elected a Living Benefit Rider, you may be subject to the Investment Requirements outlined in the prospectus, according to which Living Benefit Rider you own and the date it was purchased. Please refer to your prospectus to determine if you are subject to Investment Requirements. The changes outlined below are effective May 12, 2014. All other provisions of Investment Requirements remain unchanged.

The following change applies to INVESTMENT REQUIREMENTS - OPTION 1: The LVIP BlackRock Emerging Markets RPM Fund, LVIP Columbia Small-Mid Cap Growth RPM Fund, LVIP JPMorgan Mid Cap Value RPM Portfolio, and LVIP Templeton Growth RPM Fund will be considered "Limited Subaccounts" as that term is described in your prospectus.

The following change applies to INVESTMENT REQUIREMENTS - OPTION 2: The LVIP Columbia Small-Mid Cap Growth RPM Fund, LVIP JPMorgan Mid Cap Value RPM Portfolio, and LVIP Templeton Growth RPM Fund will be added to Group 2. The LVIP BlackRock Emerging Markets RPM Fund will be added to Group 3.

The following change applies to INVESTMENT REQUIREMENTS - OPTION 3: The LVIP Columbia Small-Mid Cap Growth RPM Fund, LVIP JPMorgan Mid Cap Value RPM Portfolio, and LVIP Templeton Growth RPM Fund will be added to Group 2. The LVIP BlackRock Emerging Markets RPM Fund will be added to Group 3.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                   LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

               LINCOLN LIFE & ANNUITY VARIABLE ANNUITY ACCOUNT L
                             Group Variable Annuity


         Supplement   dated  April  1,  2014  to  the  Statement  of  Additional
Information dated May 1, 2013

This following discussion replaces in its entirety the INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM paragraph that appears in your Statement of Additional Information dated May 1, 2013. All other provisions of Statement of Additional Information remain unchanged. This Supplement is for informational purposes only and requires no action on your part.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, independent registered public accounting firm, One Commerce Square, 2005 Market Street, Suite 700, Philadelphia, Pennsylvania, 19103, has audited a) our financial statements of the Lincoln Life & Annuity Variable Annuity Account L as of December 31, 2013 and for the year then ended and the statement of changes in net assets for each of the years in the two year period ended December 31, 2013; and b) our financial statements of Lincoln Life & Annuity Company of New York as of December 31, 2013 and 2012 and for each of the three years in the period ended December 31, 2013, which are included in this SAI and Registration Statement. The aforementioned financial statements are included herein in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.

              LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

                 LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

                            FINANCIAL STATEMENTS
                         DECEMBER 31, 2013 AND 2012

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The Board of Directors and Stockholder of
Lincoln Life & Annuity Company of New York

We have audited the accompanying balance sheets of Lincoln Life & Annuity Company of New York (the Company) as of December 31, 2013 and 2012, and the related statements of comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2013. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Lincoln Life & Annuity Company of New York at December 31, 2013 and 2012, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2013, in conformity with U.S. generally accepted accounting principles.



                                                      /s/ ERNST & YOUNG LLP
                                                      Philadelphia,
                                                      Pennsylvania
                                                      April 1, 2014

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
BALANCE SHEETS
(IN MILLIONS, EXCEPT SHARE DATA)


                                                                                                               AS OF DECEMBER 31,
                                                                                                              ---------------------
                                                                                                                 2013       2012
                                                                                                              ---------   ---------
ASSETS
Investments:
   Available-for-sale securities, at fair value:
     Fixed maturity securities (amortized cost: 2013 -- $6,880; 2012 -- $6,708)                               $   7,259   $   7,580

     Equity securities (cost: 2012 -- $2)                                                                            --           3

   Mortgage loans on real estate                                                                                    521         423

   Policy loans                                                                                                     382         399

                                                                                                              ---------   ---------
        Total investments                                                                                         8,162       8,405

Cash and invested cash                                                                                               10          54

Deferred acquisition costs and value of business acquired                                                           586         452

Premiums and fees receivable                                                                                          8           1

Accrued investment income                                                                                           103          99

Reinsurance recoverables                                                                                            478         536

Reinsurance related embedded derivatives                                                                              8           9

Goodwill                                                                                                             60          60

Other assets                                                                                                        150         114

Separate account assets                                                                                           4,099       3,195

                                                                                                              ---------   ---------
        Total assets                                                                                          $  13,664   $  12,925

                                                                                                              =========   =========

LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Future contract benefits                                                                                      $   1,439   $   1,723

Other contract holder funds                                                                                       5,708       5,407

Short-term debt                                                                                                      11          --

Income taxes payable                                                                                                362         453

Other liabilities                                                                                                    64          58

Separate account liabilities                                                                                      4,099       3,195

                                                                                                              ---------   ---------
        Total liabilities                                                                                        11,683      10,836

                                                                                                              ---------   ---------

CONTINGENCIES AND COMMITMENTS (SEE NOTE 10)
STOCKHOLDER'S EQUITY
Common stock -- 132,000 shares authorized, issued and outstanding                                                   941         941

Retained earnings                                                                                                   907         816

Accumulated other comprehensive income (loss)                                                                       133         332

                                                                                                              ---------   ---------
        Total stockholder's equity                                                                                1,981       2,089

                                                                                                              ---------   ---------
          Total liabilities and stockholder's equity                                                          $  13,664   $  12,925

                                                                                                              =========   =========


               See accompanying Notes to Financial Statements

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
(IN MILLIONS)


                                                                                                           FOR THE YEARS ENDED
                                                                                                              DECEMBER 31,
                                                                                                         ------------------------
                                                                                                          2013     2012     2011
                                                                                                         -------  -------  ------
REVENUES
Insurance premiums                                                                                       $  151   $  139   $ 128

Fee income                                                                                                  273      275     265

Net investment income                                                                                       419      421     417

Realized gain (loss):

   Total other-than-temporary impairment losses on securities                                               (10)     (22)    (26)

   Portion of loss recognized in other comprehensive income                                                   2       10       7

                                                                                                         -------  -------  ------
     Net other-than-temporary impairment losses on securities recognized in earnings                         (8)     (12)    (19)

     Realized gain (loss), excluding other-than-temporary impairment losses on securities                    (7)      (7)     (8)

                                                                                                         -------  -------  ------
        Total realized gain (loss)                                                                          (15)     (19)    (27)

                                                                                                         -------  -------  ------
     Total revenues                                                                                         828      816     783

                                                                                                         -------  -------  ------

EXPENSES
Interest credited                                                                                           204      207     207

Benefits                                                                                                    292      265     274

Commissions and other expenses                                                                              204      191     206

Impairment of intangibles                                                                                    --       --     102

                                                                                                         -------  -------  ------
   Total expenses                                                                                           700      663     789

                                                                                                         -------  -------  ------
     Income (loss) before taxes                                                                             128      153      (6)

     Federal income tax expense (benefit)                                                                    37       59      29

                                                                                                         -------  -------  ------
        Net income (loss)                                                                                    91       94     (35)

        Other comprehensive income (loss), net of tax:

          Unrealized gain (loss) on available-for-sale securities                                          (202)      83     186

          Unrealized other-than-temporary impairment on available-for-sale securities                         3       (1)      2

                                                                                                         -------  -------  ------
            Total other comprehensive income (loss), net of tax                                            (199)      82     188

                                                                                                         -------  -------  ------
               Comprehensive income (loss)                                                               $ (108)  $  176   $ 153

                                                                                                         =======  =======  ======


               See accompanying Notes to Financial Statements

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
STATEMENTS OF STOCKHOLDER'S EQUITY
(IN MILLIONS)


                                                                                                      FOR THE YEARS ENDED
                                                                                                         DECEMBER 31,
                                                                                                  ----------------------------
                                                                                                    2013      2012     2011
                                                                                                  --------  -------   --------
COMMON STOCK
Balance as of beginning-of-year                                                                   $   941   $   941   $   940

Stock compensation issued for benefit plans                                                            --        --         1

                                                                                                  --------  -------   --------
     Balance as of end-of-year                                                                        941       941       941

                                                                                                  --------  -------   --------

RETAINED EARNINGS
Balance as of beginning-of-year                                                                       816       722       830

Net income (loss)                                                                                      91        94       (35)

Dividends declared                                                                                     --        --       (73)

                                                                                                  --------  -------   --------
     Balance as of end-of-year                                                                        907       816       722

                                                                                                  --------  -------   --------

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Balance as of beginning-of-year                                                                       332       250        62

Other comprehensive income (loss), net of tax                                                        (199)       82       188

                                                                                                  --------  -------   --------
     Balance as of end-of-year                                                                        133       332       250

                                                                                                  --------  -------   --------
        Total stockholder's equity as of end-of-year                                              $ 1,981   $ 2,089   $ 1,913

                                                                                                  ========  =======   ========


               See accompanying Notes to Financial Statements

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
STATEMENTS OF CASH FLOWS
(IN MILLIONS)


                                                                                                          FOR THE YEARS ENDED
                                                                                                             DECEMBER 31,
                                                                                                      --------------------------
                                                                                                       2013      2012     2011
                                                                                                      -------  --------  -------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)                                                                                     $   91   $    94   $  (35)

Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
   Deferred acquisition costs, value of business acquired,
     deferred sales inducements and deferred front-end
     loads deferrals and interest, net of amortization                                                    24        21       66

   Change in premiums and fees receivable                                                                 (7)        4       --

   Change in accrued investment income                                                                    (4)       (2)      (4)

   Change in future contract benefits and other contract holder funds                                   (196)     (178)     (75)

   Change in reinsurance related assets and liabilities                                                   (8)       32      (79)

   Change in federal income tax accruals                                                                  19        51       12

   Realized (gain) loss                                                                                   15        19       27

   Impairment of intangibles                                                                              --        --      102

   Other                                                                                                 (21)      (13)      43

                                                                                                      -------  --------  -------
     Net cash provided by (used in) operating activities                                                 (87)       28       57

                                                                                                      -------  --------  -------

CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of available-for-sale securities                                                              (785)     (664)    (857)

Sales of available-for-sale securities                                                                    50        38      100

Maturities of available-for-sale securities                                                              561       567      500

Purchases of other investments                                                                          (170)     (335)    (132)

Sales or maturities of other investments                                                                  89       197      105

                                                                                                      -------  --------  -------
     Net cash provided by (used in) investing activities                                                (255)     (197)    (284)

                                                                                                      -------  --------  -------

CASH FLOWS FROM FINANCING ACTIVITIES
Increase (decrease) in short-term debt                                                                    11        --       --

Deposits of fixed account values, including the fixed portion of variable                                654       611      620

Withdrawals of fixed account values, including the fixed portion of variable                            (238)     (311)    (284)

Transfers to and from separate accounts, net                                                            (127)      (94)     (68)

Common stock issued for benefit plans and excess tax benefits                                             (2)       --        1

Dividends paid                                                                                            --        --      (73)

                                                                                                      -------  --------  -------
     Net cash provided by (used in) financing activities                                                 298       206      196

                                                                                                      -------  --------  -------
Net increase (decrease) in cash and invested cash                                                        (44)       37      (31)

Cash and invested cash, as of beginning-of-year                                                           54        17       48

                                                                                                      -------  --------  -------
     Cash and invested cash, as of end-of-year                                                        $   10   $    54   $   17

                                                                                                      =======  ========  =======


               See accompanying Notes to Financial Statements

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
1. NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
NATURE OF OPERATIONS

Lincoln Life & Annuity Company of New York ("LLANY" or the "Company," which also may be referred to as "we," "our" or "us") a wholly-owned subsidiary of The Lincoln National Life Insurance Company ("LNL"), a wholly-owned subsidiary of Lincoln National Corporation ("LNC" or the "Ultimate Parent"), is domiciled in the state of New York. LLANY is principally engaged in the sale of individual life insurance products, individual annuity products and worksite and group non-medical products (primarily term life and disability). These products are marketed primarily through personal-producing general agents and brokers throughout the U.S. LLANY is licensed and sells its products throughout the U.S. and several U.S. territories. See Note 19 for additional information.

BASIS OF PRESENTATION

The accompanying financial statements are prepared in accordance with United States of America generally accepted accounting principles ("GAAP"). Certain GAAP policies, which significantly affect the determination of financial condition, results of operations and cash flows, are summarized below.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ACCOUNTING ESTIMATES AND ASSUMPTIONS
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions affecting the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses for the reporting period. Those estimates are inherently subject to change and actual results could differ from those estimates. Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates are: fair value of certain invested assets and derivatives, asset valuation allowances, deferred acquisition costs ("DAC"), value of business acquired ("VOBA"), deferred sales inducements ("DSI"), goodwill, future contract benefits, other contract holder funds including deferred front-end loads ("DFEL"), pension plans, income taxes and the potential effects of resolving litigated matters.

BUSINESS COMBINATIONS
We use the acquisition method of accounting for all business combination transactions and, accordingly, recognize the fair values of assets acquired, liabilities assumed and any noncontrolling interests in our financial statements. The allocation of fair values may be subject to adjustment after the initial allocation for up to a one-year period as more information becomes available relative to the fair values as of the acquisition date. The financial statements include the results of operations of any acquired company since the acquisition date.

FAIR VALUE MEASUREMENT
Our measurement of fair value is based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset or non-performance risk, which would include our own credit risk. Our estimate of an exchange price is the price in an orderly transaction between market participants to sell the asset or transfer the liability ("exit price") in the principal market, or the most advantageous market in the absence of a principal market, for that asset or liability, as opposed to the price that would be paid to acquire the asset or receive a liability ("entry price"). Pursuant to the Fair Value Measurements and Disclosures Topic of the Financial Accounting Standards Board ("FASB") ACCOUNTING STANDARDS CODIFICATION(TM) ("ASC"), we categorize our financial instruments carried at fair value into a three-level fair value hierarchy, based on the priority of inputs to the respective valuation technique. The three-level hierarchy for fair value measurement is defined as follows:

  - Level 1 - inputs to the valuation methodology are quoted prices available in active markets for identical investments as of the reporting date, except for large holdings subject to "blockage discounts" that are excluded;
  - Level 2 - inputs to the valuation methodology are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value can be determined through the use of models or other valuation methodologies; and
  - Level 3 - inputs to the valuation methodology are unobservable inputs in situations where there is little or no market activity for the asset or liability, and we make estimates and assumptions related to the pricing of the asset or liability, including assumptions regarding risk.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the investment.

When a determination is made to classify an asset or liability within Level 3 of the fair value hierarchy, the determination is based upon the significance of the unobservable inputs to the overall fair value measurement. Because certain securities trade in less liquid or illiquid markets with limited or no pricing information, the determination of fair value for these securities is inherently more difficult. However, Level 3 fair value investments may include, in addition to the unobservable or Level 3 inputs, observable components, which are components that are actively quoted or can be validated to market-based sources.

AVAILABLE-FOR-SALE SECURITIES -- FAIR VALUATION METHODOLOGIES AND ASSOCIATED INPUTS
Securities classified as available-for-sale ("AFS") consist of fixed maturity and equity securities and are stated at fair value with unrealized gains and losses included within accumulated other comprehensive income (loss) ("AOCI"), net of associated DAC, VOBA, DSI, future contract benefits, other contract holder funds and deferred income taxes.

We measure the fair value of our securities classified as AFS based on assumptions used by market participants in pricing

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

1. NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


the security. The most appropriate valuation methodology is selected based on the specific characteristics of the fixed maturity or equity security, and we consistently apply the valuation methodology to measure the security's fair value. Our fair value measurement is based on a market approach that utilizes prices and other relevant information generated by market transactions involving identical or comparable securities. Sources of inputs to the market approach primarily include third-party pricing services, independent broker quotations or pricing matrices. We do not adjust prices received from third parties; however, we do analyze the third-party pricing services' valuation methodologies and related inputs and perform additional evaluation to determine the appropriate level within the fair value hierarchy.

The observable and unobservable inputs to our valuation methodologies are based on a set of standard inputs that we generally use to evaluate all of our AFS securities. Observable inputs include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data. In addition, market indicators, industry and economic events are monitored, and further market data is acquired if certain triggers are met. For certain security types, additional inputs may be used, or some of the inputs described above may not be applicable. For private placement securities, we use pricing matrices that utilize observable pricing inputs of similar public securities and Treasury yields as inputs to the fair value measurement. Depending on the type of security or the daily market activity, standard inputs may be prioritized differently or may not be available for all AFS securities on any given day. For broker-quoted only securities, non-binding quotes from market makers or broker-dealers are obtained from sources recognized as market participants. For securities trading in less liquid or illiquid markets with limited or no pricing information, we use unobservable inputs to measure fair value.

The following summarizes our fair valuation methodologies and associated inputs, which are particular to the specified security type and are in addition to the defined standard inputs to our valuation methodologies for all of our AFS securities discussed above:

  - Corporate bonds and U.S. government bonds - We also use Trade Reporting and Compliance Engine(TM) reported tables for our corporate bonds and vendor trading platform data for our U.S. government bonds.
  - Mortgage- and asset-backed securities - We also utilize additional inputs, which include new issues data, monthly payment information and monthly collateral performance, including prepayments, severity, delinquencies, step-down features and over collateralization features for each of our mortgage-backed securities ("MBS"), which include collateralized mortgage obligations and mortgage pass through securities backed by residential mortgages ("RMBS"), commercial mortgage-backed securities ("CMBS"), collateralized loan obligations ("CLOs") and collateralized debt obligations ("CDOs").


  - State and municipal bonds - We also use additional inputs that include information from the Municipal Securities Rule Making Board, as well as material event notices, new issue data, issuer financial statements and Municipal Market Data benchmark yields for our state and municipal bonds.
  - Hybrid and redeemable preferred and equity securities - We also utilize additional inputs of exchange prices (underlying and common stock of the same issuer) for our hybrid and redeemable preferred and equity securities.

In order to validate the pricing information and broker-dealer quotes, we employ, where possible, procedures that include comparisons with similar observable positions, comparisons with subsequent sales and observations of general market movements for those security classes. We have policies and procedures in place to review the process that is utilized by our third-party pricing service and the output that is provided to us by the pricing service. On a periodic basis, we test the pricing for a sample of securities to evaluate the inputs and assumptions used by the pricing service, and we perform a comparison of the pricing service output to an alternative pricing source. We also evaluate prices provided by our primary pricing service to ensure that they are not stale or unreasonable by reviewing the prices for unusual changes from period to period based on certain parameters or for lack of change from one period to the next.

AFS SECURITIES -- EVALUATION FOR RECOVERY OF AMORTIZED COST
We regularly review our AFS securities for declines in fair value that we determine to be other-than-temporary. For an equity security, if we do not have the ability and intent to hold the security for a sufficient period of time to allow for a recovery in value, we conclude that an other-than-temporary impairment ("OTTI") has occurred and the amortized cost of the equity security is written down to the current fair value, with a corresponding charge to realized gain (loss) on our Statements of Comprehensive Income (Loss). When assessing our ability and intent to hold the equity security to recovery, we consider, among other things, the severity and duration of the decline in fair value of the equity security as well as the cause of the decline, a fundamental analysis of the liquidity, and business prospects and overall financial condition of the issuer.

For our fixed maturity AFS securities (also referred to as "debt securities"), we generally consider the following to determine whether our unrealized losses are other-than-temporarily impaired:

  - The estimated range and average period until recovery;
  - The estimated range and average holding period to maturity;
  - Remaining payment terms of the security;
  - Current delinquencies and nonperforming assets of underlying collateral;
  - Expected future default rates;
  - Collateral value by vintage, geographic region, industry concentration or property type;


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LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

1. NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


  - Subordination levels or other credit enhancements as of the balance sheet date as compared to origination; and
  - Contractual and regulatory cash obligations.

For a debt security, if we intend to sell a security, or it is more likely than not we will be required to sell a debt security before recovery of its amortized cost basis and the fair value of the debt security is below amortized cost, we conclude that an OTTI has occurred and the amortized cost is written down to current fair value, with a corresponding charge to realized gain (loss) on our Statements of Comprehensive Income (Loss). If we do not intend to sell a debt security, or it is not more likely than not we will be required to sell a debt security before recovery of its amortized cost basis but the present value of the cash flows expected to be collected is less than the amortized cost of the debt security (referred to as the credit loss), we conclude that an OTTI has occurred and the amortized cost is written down to the estimated recovery value with a corresponding charge to realized gain (loss) on our Statements of Comprehensive Income (Loss), as this amount is deemed the credit portion of the OTTI. The remainder of the decline to fair value is recorded in other comprehensive income ("OCI") to unrealized OTTI on AFS securities on our Statements of Stockholder's Equity, as this amount is considered a noncredit (i.e., recoverable) impairment.

When assessing our intent to sell a debt security, or if it is more likely than not we will be required to sell a debt security before recovery of its cost basis, we evaluate facts and circumstances such as, but not limited to, decisions to reposition our security portfolio, sales of securities to meet cash flow needs and sales of securities to capitalize on favorable pricing. In order to determine the amount of the credit loss for a debt security, we calculate the recovery value by performing a discounted cash flow analysis based on the current cash flows and future cash flows we expect to recover. The discount rate is the effective interest rate implicit in the underlying debt security. The effective interest rate is the original yield, or the coupon if the debt security was previously impaired. See the discussion below for additional information on the methodology and significant inputs, by security type, which we use to determine the amount of a credit loss.

Our conclusion that it is not more likely than not that we will be required to sell the fixed maturity AFS securities before recovery of their amortized cost basis, the estimated future cash flows are equal to or greater than the amortized cost basis of the debt securities, or we have the ability to hold the equity AFS securities for a period of time sufficient for recovery is based upon our asset-liability management process. Management considers the following as part of the evaluation:

  - The current economic environment and market conditions;
  - Our business strategy and current business plans;
  - The nature and type of security, including expected maturities and exposure to general credit, liquidity, market and interest rate risk;


  - Our analysis of data from financial models and other internal and industry sources to evaluate the current effectiveness of our hedging and overall risk management strategies;
  - The current and expected timing of contractual maturities of our assets and liabilities, expectations of prepayments on investments and expectations for surrenders and withdrawals of life insurance policies and annuity contracts;
  - The capital risk limits approved by management; and
  - Our current financial condition and liquidity demands.

To determine the recovery period of a debt security, we consider the facts and circumstances surrounding the underlying issuer including, but not limited to, the following:

  - Historical and implied volatility of the security;
  - Length of time and extent to which the fair value has been less than amortized cost;
  - Adverse conditions specifically related to the security or to specific conditions in an industry or geographic area;
  - Failure, if any, of the issuer of the security to make scheduled payments;
    and
  - Recoveries or additional declines in fair value subsequent to the balance sheet date.

In periods subsequent to the recognition of an OTTI, the AFS security is accounted for as if it had been purchased on the measurement date of the OTTI. Therefore, for the fixed maturity AFS security, the original discount or reduced premium is reflected in net investment income over the contractual term of the investment in a manner that produces a constant effective yield.

To determine recovery value of a corporate bond, CLO or CDO, we perform additional analysis related to the underlying issuer including, but not limited to, the following:

  - Fundamentals of the issuer to determine what we would recover if they were to file bankruptcy versus the price at which the market is trading;
  - Fundamentals of the industry in which the issuer operates;
  - Earnings multiples for the given industry or sector of an industry that the underlying issuer operates within, divided by the outstanding debt to determine an expected recovery value of the security in the case of a liquidation;
  - Expected cash flows of the issuer (e.g., whether the issuer has cash flows in excess of what is required to fund its operations);
  - Expectations regarding defaults and recovery rates;
  - Changes to the rating of the security by a rating agency; and
  - Additional market information (e.g., if there has been a replacement of the corporate debt security).

Each quarter we review the cash flows for the MBS to determine whether or not they are sufficient to provide for the recovery of our amortized cost. We revise our cash flow projections only for those securities that are at most risk for impairment based on current credit enhancement and trends in the underlying collateral performance. To determine recovery

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LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

1. NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


value of a MBS, we perform additional analysis related to the underlying issuer including, but not limited to, the following:

  - Discounted cash flow analysis based on the current cash flows and future cash flows we expect to recover;
  - Level of creditworthiness of the home equity loans or residential mortgages that back an RMBS or commercial mortgages that back a CMBS;
  - Susceptibility to fair value fluctuations for changes in the interest rate environment;
  - Susceptibility to reinvestment risks, in cases where market yields are lower than the securities' book yield earned;
  - Susceptibility to reinvestment risks, in cases where market yields are higher than the book yields earned on a security;
  - Expectations of sale of such a security where market yields are higher than the book yields earned on a security; and
  - Susceptibility to variability of prepayments.

When evaluating MBS and mortgage-related asset-backed securities ("ABS"), we consider a number of pool-specific factors as well as market level factors when determining whether or not the impairment on the security is temporary or other-than-temporary. The most important factor is the performance of the underlying collateral in the security and the trends of that performance in the prior periods. We use this information about the collateral to forecast the timing and rate of mortgage loan defaults, including making projections for loans that are already delinquent and for those loans that are currently performing but may become delinquent in the future. Other factors used in this analysis include type of underlying collateral (e.g., prime, Alt-A or subprime), geographic distribution of underlying loans and timing of liquidations by state. Once default rates and timing assumptions are determined, we then make assumptions regarding the severity of a default if it were to occur. Factors that impact the severity assumption include expectations for future home price appreciation or depreciation, loan size, first lien versus second lien, existence of loan level private mortgage insurance, type of occupancy and geographic distribution of loans. Once default and severity assumptions are determined for the security in question, cash flows for the underlying collateral are projected including expected defaults and prepayments. These cash flows on the collateral are then translated to cash flows on our tranche based on the cash flow waterfall of the entire capital security structure. If this analysis indicates the entire principal on a particular security will not be returned, the security is reviewed for OTTI by comparing the expected cash flows to amortized cost. To the extent that the security has already been impaired or was purchased at a discount, such that the amortized cost of the security is less than or equal to the present value of cash flows expected to be collected, no impairment is required.

Otherwise, if the amortized cost of the security is greater than the present value of the cash flows expected to be collected, and the security was not purchased at a discount greater than the expected principal loss, then impairment is recognized.

We further monitor the cash flows of all of our AFS securities backed by pools on an ongoing basis. We also perform detailed analysis on all of our subprime, Alt-A, non-agency residential MBS and on a significant percentage of our AFS securities backed by pools of commercial mortgages. The detailed analysis includes revising projected cash flows by updating the cash flows for actual cash received and applying assumptions with respect to expected defaults, foreclosures and recoveries in the future. These revised projected cash flows are then compared to the amount of credit enhancement (subordination) in the structure to determine whether the amortized cost of the security is recoverable. If it is not recoverable, we record an impairment of the security.

MORTGAGE LOANS ON REAL ESTATE
Mortgage loans on real estate are carried at unpaid principal balances adjusted for amortization of premiums and accretion of discounts and are net of valuation allowances. Interest income is accrued on the principal balance of the loan based on the loan's contractual interest rate. Premiums and discounts are amortized using the effective yield method over the life of the loan. Interest income and amortization of premiums and discounts are reported in net investment income on our Statements of Comprehensive Income (Loss) along with mortgage loan fees, which are recorded as they are incurred.

Our commercial loan portfolio is comprised of long-term loans secured by existing commercial real estate. As such, it does not exhibit risk characteristics unique to mezzanine, construction, residential, agricultural, land or other types of real estate loans. We believe all of the loans in our portfolio share three primary risks: borrower creditworthiness; sustainability of the cash flow of the property; and market risk; therefore, our methods for monitoring and assessing credit risk are consistent for our entire portfolio. Loans are considered impaired when it is probable that, based upon current information and events, we will be unable to collect all amounts due under the contractual terms of the loan agreement. When we determine that a loan is impaired, a valuation allowance is established for the excess carrying value of the loan over its estimated value. The loan's estimated value is based on: the present value of expected future cash flows discounted at the loan's effective interest rate; the loan's observable market price; or the fair value of the loan's collateral. Valuation allowances are maintained at a level we believe is adequate to absorb estimated probable credit losses of each specific loan. Our periodic evaluation of the adequacy of the allowance for losses is based on our past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay (including the timing of future payments), the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Trends in market vacancy and rental rates are incorporated into the analysis that we perform for monitored loans and may contribute to the establishment of (or an increase or decrease in) an allowance for credit losses. In addition, we review each loan individually in our commercial mortgage loan portfolio on an annual basis to identify emerging risks. We focus on properties that experienced a reduction in debt-service coverage or that have significant exposure to

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LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

1. NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


tenants with deteriorating credit profiles. Where warranted, we establish or increase loss reserves for a specific loan based upon this analysis. Our process for determining past due or delinquency status begins when a payment date is missed, at which time the borrower is contacted. After the grace period expiration that may last up to 10 days, we send a default notice. The default notice generally provides a short time period to cure the default. Our policy is to report loans that are 60 or more days past due, which equates to two or more payments missed, as delinquent. We do not accrue interest on loans 90 days past due, and any interest received on these loans is either applied to the principal or recorded in net investment income on our Statements of Comprehensive Income (Loss) when received, depending on the assessment of the collectibility of the loan. We resume accruing interest once a loan complies with all of its original terms or restructured terms. Mortgage loans deemed uncollectible are charged against the allowance for losses, and subsequent recoveries, if any, are credited to the allowance for losses. All mortgage loans that are impaired have an established allowance for credit losses. Changes in valuation allowances are reported in realized gain (loss) on our Statements of Comprehensive Income (Loss).

We measure and assess the credit quality of our mortgage loans by using loan-to-value and debt-service coverage ratios. The loan-to-value ratio compares the principal amount of the loan to the fair value at origination of the underlying property collateralizing the loan and is commonly expressed as a percentage. Loan-to-value ratios greater than 100% indicate that the principal amount is greater than the collateral value. Therefore, all else being equal, a lower loan-to-value ratio generally indicates a higher quality loan. The debt-service coverage ratio compares a property's net operating income to its debt-service payments. Debt-service coverage ratios of less than 1.0 indicate that property operations do not generate enough income to cover its current debt payments. Therefore, all else being equal, a higher debt-service coverage ratio generally indicates a higher quality loan.

POLICY LOANS
Policy loans represent loans we issue to contract holders that use the cash surrender value of their life insurance policy as collateral. Policy loans are carried at unpaid principal balances.

DERIVATIVE INSTRUMENTS
We have certain variable annuity products with guaranteed withdrawal benefits ("GWB") and guaranteed income benefits ("GIB") features that are embedded derivatives and reported as either assets or liabilities on our Balance Sheets. These embedded derivatives are carried at fair value with changes in fair value recognized in net income during the period of change.

CASH AND INVESTED CASH
Cash and invested cash is carried at cost and includes all highly liquid debt instruments purchased with an original maturity of three months or less.

DAC, VOBA, DSI AND DFEL
Acquisition costs directly related to successful contract acquisitions or renewals of Universal Life ("UL") insurance, Variable Universal Life ("VUL") insurance, traditional life insurance, annuities and other investment contracts have been deferred (i.e., DAC) to the extent recoverable. VOBA is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in force at the acquisition date. Bonus credits and excess interest for dollar cost averaging contracts are considered DSI. Contract sales charges that are collected in the early years of an insurance contract are deferred (i.e., DFEL), and the unamortized balance is reported in other contract holder funds on our Balance Sheets.

Both DAC and VOBA amortization, excluding amounts reported in realized gain
(loss), is reported within commissions and other expenses on our Statements of Comprehensive Income (Loss). DSI amortization, excluding amounts reported in realized gain (loss), is reported in interest credited on our Statements of Comprehensive Income (Loss). The amortization of DFEL, excluding amounts reported in realized gain (loss), is reported within fee income on our Statements of Comprehensive Income (Loss). The methodology for determining the amortization of DAC, VOBA, DSI and DFEL varies by product type. For all insurance contracts, amortization is based on assumptions consistent with those used in the development of the underlying contract adjusted for emerging experience and expected trends.

Acquisition costs for UL and VUL insurance and investment-type products, which include fixed and variable deferred annuities, are generally amortized over the lives of the policies in relation to the incidence of estimated gross profits ("EGPs") from surrender charges, investment, mortality net of reinsurance ceded and expense margins and actual realized gain (loss) on investments. Contract lives for UL and VUL policies are estimated to be 40 years based on the expected lives of the contracts. Contract lives for fixed and variable deferred annuities are generally between 13 and 30 years, while some of our fixed multi-year guarantee products have amortization periods equal to the guarantee period. The front-end load annuity product has an assumed life of 25 years. Longer lives are assigned to those blocks that have demonstrated favorable lapse experience.

Acquisition costs for all traditional contracts, including traditional life insurance contracts, such as individual whole life, group business and term life insurance, are amortized over the expected premium-paying period that ranges from 7 to 77 years. Acquisition costs are either amortized on a straight-line basis or as a level percent of premium of the related policies depending on the block of business. There is currently no DAC, VOBA, DSI or DFEL balance or related amortization for fixed and variable payout annuities.

We account for modifications of insurance contracts that result in a substantially unchanged contract as a continuation of the replaced contract. We account for modifications of insurance

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LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

1. NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


contracts that result in a substantially changed contract as an extinguishment of the replaced contract.

The carrying amounts of DAC, VOBA, DSI and DFEL are adjusted for the effects of realized and unrealized gains and losses on securities classified as AFS and certain derivatives and embedded derivatives. Amortization expense of DAC, VOBA, DSI and DFEL reflects an assumption for an expected level of credit-related investment losses. When actual credit-related investment losses are realized, we recognize a true-up to our DAC, VOBA, DSI and DFEL amortization within realized gain (loss) on our Statements of Comprehensive Income (Loss) reflecting the incremental effect of actual versus expected credit-related investment losses. These actual to expected amortization adjustments can create volatility from period to period in realized gain
(loss).

During the third quarter of each year, we conduct our annual comprehensive review of the assumptions and the projection models used for our estimates of future gross profits underlying the amortization of DAC, VOBA, DSI and DFEL and the calculations of the embedded derivatives and reserves for life insurance and annuity products with living benefit and death benefit guarantees. These assumptions include investment margins, mortality, retention, rider utilization and maintenance expenses (costs associated with maintaining records relating to insurance and individual and group annuity contracts, and with the processing of premium collections, deposits, withdrawals and commissions). Based on our review, the cumulative balances of DAC, VOBA, DSI and DFEL included on our Balance Sheets are adjusted with an offsetting benefit or charge to revenue or amortization expense to reflect such change related to our expectations of future EGPs ("unlocking"). We may have unlocking in other quarters as we become aware of information that warrants updating assumptions outside of our annual comprehensive review. We may also identify and implement actuarial modeling refinements that result in increases or decreases to the carrying values of DAC, VOBA, DSI, DFEL, embedded derivatives and reserves for life insurance and annuity products with living benefit and death benefit guarantees.

DAC, VOBA, DSI and DFEL are reviewed to ensure that the unamortized portion does not exceed the expected recoverable amounts.

REINSURANCE
We enter into reinsurance agreements with other companies in the normal course of business. Assets and liabilities and premiums and benefits from certain reinsurance contracts that grant statutory surplus relief to other insurance companies are netted on our Balance Sheets and Statements of Comprehensive Income (Loss), respectively, because there is a right of offset. All other reinsurance agreements are reported on a gross basis on our Balance Sheets as an asset for amounts recoverable from reinsurers or as a component of other liabilities for amounts, such as premiums, owed to the reinsurers, with the exception of modified coinsurance ("Modco") agreements for which the right of offset also exists. Reinsurance premiums and benefits paid or provided are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, benefits and DAC are reported net of insurance ceded.

GOODWILL
We recognize the excess of the purchase price, plus the fair value of any noncontrolling interest in the acquiree, over the fair value of identifiable net assets acquired as goodwill. Goodwill is not amortized, but is reviewed at least annually for indications of value impairment, with consideration given to financial performance and other relevant factors. We perform a two-step test in our evaluation of the carrying value of goodwill for each of our reporting units, if qualitative factors determine it is necessary to complete the two-step goodwill impairment test. The results of one test on one reporting unit cannot subsidize the results of another reporting unit. In Step 1 of the evaluation, the fair value of each reporting unit is determined and compared to the carrying value of the reporting unit. If the fair value is greater than the carrying value, then the carrying value of the reporting unit is deemed to be recoverable, and Step 2 is not required. If the fair value estimate is less than the carrying value, it is an indicator that impairment may exist, and Step 2 is required. In Step 2, the implied fair value of goodwill is determined for the reporting unit. The reporting unit's fair value as determined in Step 1 is assigned to all of its net assets (recognized and unrecognized) as if the reporting unit were acquired in a business combination as of the date of the impairment test. If the implied fair value of the reporting unit's goodwill is lower than its carrying amount, goodwill is impaired and written down to its fair value; and a charge is reported in impairment of intangibles on our Statements of Comprehensive Income (Loss).

OTHER ASSETS AND OTHER LIABILITIES
Other assets consist primarily of guaranteed living benefit ("GLB") reserves embedded derivatives, DSI, specifically identifiable intangible assets, property and equipment owned by the Company, balances associated with corporate-owned and bank-owned life insurance, certain reinsurance assets, receivables resulting from sales of securities that had not yet settled as of the balance sheet date and other prepaid expenses. Other liabilities consist primarily of employee benefit liabilities, certain reinsurance payables, payables resulting from purchases of securities that had not yet settled as of the balance sheet date and other accrued expenses.

Other assets and other liabilities on our Consolidated Balance Sheets include GLB features and remaining guaranteed interest and similar contracts that are carried at fair value, which represents approximate exit value including an estimate for our non-performance risk ("NPR"). Certain of these features have elements of both insurance benefits and embedded derivatives. Through our hybrid accounting approach, we assign benefits to the embedded derivative or insurance based on the life-contingent nature of the benefits. We classify these GLB reserves embedded derivatives in Level 3 within the hierarchy levels described above in "Fair Value Measurement."



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LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

1. NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


The carrying values of specifically identifiable intangible assets are reviewed at least annually for indicators of impairment in value that are other-than-temporary, including unexpected or adverse changes in the following: the economic or competitive environments in which the company operates; profitability analyses; cash flow analyses; and the fair value of the relevant business operation. If there was an indication of impairment, then the discounted cash flow method would be used to measure the impairment, and the carrying value would be adjusted as necessary and reported in impairment of intangibles on our Statements of Comprehensive Income (Loss). Sales force intangibles are attributable to the value of the new business distribution system acquired through business combinations. These assets are amortized on a straight-line basis over their useful life of 25 years.

Property and equipment owned for company use is carried at cost less allowances for depreciation. Provisions for depreciation of investment real estate and property and equipment owned for company use are computed principally on the straight-line method over the estimated useful lives of the assets, which include buildings, computer hardware and software and other property and equipment. We periodically review the carrying value of our long-lived assets, including property and equipment, for impairment whenever events or circumstances indicate that the carrying amount of such assets may not be fully recoverable. For long-lived assets to be held and used, impairments are recognized when the carrying amount of a long-lived asset is not recoverable and exceeds its fair value. The carrying amount of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset. An impairment loss is measured as the amount by which the carrying amount of a long-lived asset exceeds its fair value.

Long-lived assets to be disposed of by abandonment or in an exchange for a similar productive long-lived asset are classified as held-for-use until they are disposed. Long-lived assets to be sold are classified as held-for-sale and are no longer depreciated. Certain criteria have to be met in order for the long-lived asset to be classified as held-for-sale, including that a sale is probable and expected to occur within one year. Long-lived assets classified as held-for-sale are recorded at the lower of their carrying amount or fair value less cost to sell.

Certain amounts reported in prior years' financial statements have been reclassified to conform to the presentation adopted in the current year. Specifically, income taxes payable were reclassified from other liabilities to a separate line item. This reclassification had no effect on net income or stockholder's equity of the prior years.

SEPARATE ACCOUNT ASSETS AND LIABILITIES
We maintain separate account assets, which are reported at fair value. The related liabilities are reported at an amount equivalent to the separate account assets. Investment risks associated with market value changes are borne by the contract holders, except to the extent of minimum guarantees made by the Company with respect to certain accounts.



We issue variable annuity contracts through our separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities). We also issue variable annuity and life contracts through separate accounts that include various types of guaranteed death benefit ("GDB"), guaranteed withdrawal benefit ("GWB") and guaranteed income benefit ("GIB") features. The GDB features include those where we contractually guarantee to the contract holder either: return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); total deposits made to the contract less any partial withdrawals plus a minimum return ("minimum return"); or the highest contract value on any contract anniversary date through age 80 minus any payments or withdrawals following the contract anniversary ("anniversary contract value").

As discussed in Note 4, certain features of these guarantees are accounted for as embedded derivative reserves, whereas other guarantees are accounted for as benefit reserves. Other guarantees contain characteristics of both and are accounted for under an approach that calculates the value of the embedded derivative reserve and the benefit reserve based on the specific characteristics of each guaranteed living benefit ("GLB") feature. We use derivative instruments to hedge our exposure to the risks and earnings volatility that result from the embedded derivatives for living benefits in certain of our variable annuity products. The change in fair value of these instruments tends to move in the opposite direction of the change in the value of the associated reserves. The net impact of these changes is reported as a component of realized gain (loss) on our Statements of Comprehensive Income
(Loss).

The "market consistent scenarios" used in the determination of the fair value of the GLB liability are similar to those used by an investment bank to value derivatives for which the pricing is not transparent and the aftermarket is nonexistent or illiquid. We use risk-neutral Monte Carlo simulations in our calculation to value the entire block of guarantees, which involve 100 unique scenarios per policy or approximately 43 million scenarios. The market consistent scenario assumptions, as of each valuation date, are those we view to be appropriate for a hypothetical market participant. The market consistent inputs include assumptions for the capital markets (e.g., implied volatilities, correlation among indices, risk-free swap curve, etc.), policyholder behavior (e.g., policy lapse, benefit utilization, mortality, etc.), risk margins, administrative expenses and a margin for profit. We believe these assumptions are consistent with those that would be used by a market participant; however, as the related markets develop we will continue to reassess our assumptions. It is possible that different valuation techniques and assumptions could produce a materially different estimate of fair value.

FUTURE CONTRACT BENEFITS AND OTHER CONTRACT HOLDER FUNDS
Future contract benefits represent liability reserves that we have established and carry based on estimates of how much we will need to pay for future benefits and claims. Other contract holder funds represent liabilities for fixed account values,

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

1. NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


including the fixed portion of variable, dividends payable, premium deposit funds, undistributed earnings on participating business and other contract holder funds as well the carrying value of DFEL discussed above.

The liabilities for future contract benefits and claim reserves for UL and VUL insurance policies consist of contract account balances that accrue to the benefit of the contract holders, excluding surrender charges. The liabilities for future insurance contract benefits and claim reserves for traditional life policies are computed using assumptions for investment yields, mortality and withdrawals based principally on generally accepted actuarial methods and assumptions at the time of contract issue. Investment yield assumptions for traditional direct individual life reserves for all contracts range from 2.25% to 7.75% depending on the time of contract issue. The investment yield assumptions for immediate and deferred paid-up annuities range from 1.50% to 10.00%. These investment yield assumptions are intended to represent an estimation of the interest rate experience for the period that these contract benefits are payable.

The liabilities for future claim reserves for variable annuity products containing GDB features are calculated by estimating the present value of total expected benefit payments over the life of the contract from inception divided by the present value of total expected assessments over the life of the contract ("benefit ratio") multiplied by the cumulative assessments recorded from the contract inception through the balance sheet date less the cumulative GDB payments plus interest on the liability. The change in the liability for a period is the benefit ratio multiplied by the assessments recorded for the period less GDB claims paid in the period plus interest. As experience or assumption changes result in a change in expected benefit payments or assessments, the benefit ratio is unlocked, that is, recalculated using the updated expected benefit payments and assessments over the life of the contract since inception. The revised benefit ratio is then applied to the liability calculation described above, with the resulting change in liability reported as benefit ratio unlocking.

With respect to our future contract benefits and other contract holder funds, we continually review overall reserve position, reserving techniques and reinsurance arrangements. As experience develops and new information becomes known, liabilities are adjusted as deemed necessary. The effects of changes in estimates are included in the operating results for the period in which such changes occur.

The business written or assumed by us includes participating life insurance contracts, under which the contract holder is entitled to share in the earnings of such contracts via receipt of dividends. The dividend scale for participating policies is reviewed annually and may be adjusted to reflect recent experience and future expectations. As of December 31, 2013 and 2012, participating policies comprised approximately 4% of the face amount of insurance in force, and dividend expenses were $18 million, $21 million and $24 million for the years ended December 31, 2013, 2012 and 2011, respectively.



Liabilities for the secondary guarantees on UL-type products are calculated by multiplying the benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date less the cumulative secondary guarantee benefit payments plus interest. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes in a manner similar to the unlocking of DAC, VOBA, DFEL and DSI. The accounting for secondary guarantee benefits impacts, and is impacted by, EGPs used to calculate amortization of DAC, VOBA, DFEL and DSI.

The fair value of our indexed annuity contracts is based on their approximate surrender values.

COMMITMENTS AND CONTINGENCIES
Contingencies arising from environmental remediation costs, regulatory judgments, claims, assessments, guarantees, litigation, recourse reserves, fines, penalties and other sources are recorded when deemed probable and reasonably estimable.

FEE INCOME
Fee income for investment and interest-sensitive life insurance contracts consist of asset-based fees, cost of insurance charges, percent of premium charges, contract administration charges and surrender charges that are assessed against contract holder account balances. Investment products consist primarily of individual and group variable and fixed deferred annuities. Interest-sensitive life insurance products include UL insurance, VUL insurance and other interest-sensitive life insurance policies. These products include life insurance sold to individuals, corporate-owned life insurance and bank-owned life insurance.

In bifurcating the embedded derivative of our GLB features on our variable annuity products, we attribute to the embedded derivative the portion of total fees collected from the contract holder that relate to the GLB riders (the "attributed fees"), which are not reported within fee income on our Statements of Comprehensive Income (Loss). These attributed fees represent the present value of future claims expected to be paid for the GLB at the inception of the contract plus a margin that a theoretical market participant would include for risk/profit and are reported within realized gain (loss) on our Statements of Comprehensive Income (Loss).

The timing of revenue recognition as it relates to fees assessed on investment contracts is determined based on the nature of such fees. Asset-based fees, cost of insurance and contract administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Percent of premium charges are assessed at the time of premium payment and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract by the contract holder in accordance with contractual terms.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

1. NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


For investment and interest-sensitive life insurance contracts, the amounts collected from contract holders are considered deposits and are not included in revenue.

INSURANCE PREMIUMS
Our insurance premiums for traditional life insurance and group insurance products are recognized as revenue when due from the contract holder. Our traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Our group non-medical insurance products consist primarily of term life, disability and dental.

NET INVESTMENT INCOME
Dividends and interest income, recorded in net investment income, are recognized when earned. Amortization of premiums and accretion of discounts on investments in debt securities are reflected in net investment income over the contractual terms of the investments in a manner that produces a constant effective yield.

For CLOs and MBS, included in the AFS fixed maturity securities portfolios, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from originally anticipated prepayments, the retrospective effective yield is recalculated to reflect actual payments to date and a catch up adjustment is recorded in the current period. In addition, the new effective yield, which reflects anticipated future payments, is used prospectively. Any adjustments resulting from changes in effective yield are reflected in net investment income on our Statements of Comprehensive Income
(Loss).

REALIZED GAIN (LOSS)
Realized gain (loss) on our Statements of Comprehensive Income (Loss) includes realized gains and losses from the sale of investments, write-downs for other-than-temporary impairments of investments, certain derivative and embedded derivative gains and losses, and net gains and losses on reinsurance embedded derivatives. Realized gains and losses on the sale of investments are determined using the specific identification method. Realized gain (loss) is recognized in net income, net of associated amortization of DAC, VOBA, DSI and DFEL. Realized gain (loss) is also net of allocations of investment gains and losses to certain contract holders and certain funds withheld on reinsurance arrangements for which we have a contractual obligation.

INTEREST CREDITED
Interest credited includes interest credited to contract holder account balances. Interest crediting rates associated with funds invested in our general account during 2011 through 2013 ranged from 1% to 10%.

BENEFITS
Benefits for UL and other interest-sensitive life insurance products include benefit claims incurred during the period in excess of contract account balances. Benefits also include the change in reserves for life insurance products with secondary guarantee benefits, annuity products with guaranteed death and living benefits, and certain annuities with life contingencies. For traditional life, group health and disability income products, benefits are recognized when incurred in a manner consistent with the related premium recognition policies.

PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS
Our employees participate in the pension and post-retirement benefit plans that are sponsored by LNC and LNL. Pursuant to the accounting rules for our obligations to employees and agents under our various pension and other postretirement benefit plans, we are required to make a number of assumptions to estimate related liabilities and expenses. We use assumptions for the weighted-average discount rate and expected return on plan assets to estimate pension expense. The discount rate assumptions are determined using an analysis of current market information and the projected benefit flows associated with these plans. The expected long-term rate of return on plan assets is based on historical and projected future rates of return on the funds invested in the plan. The calculation of our accumulated postretirement benefit obligation also uses an assumption of weighted-average annual rate of increase in the per capita cost of covered benefits, which reflects a health care cost trend rate.

STOCK-BASED COMPENSATION
In general, we expense the fair value of stock awards included in our incentive compensation plans. As of the date LNC's Board of Directors approves our stock awards, the fair value of stock options is determined using a Black-Scholes options valuation methodology, and the fair value of other stock awards is based upon the market value of the stock. The fair value of the awards is expensed over the performance or service period, which generally corresponds to the vesting period, and is recognized as an increase to common stock in stockholder's equity. We classify certain stock awards as liabilities. For these awards, the settlement value is classified as a liability on our Balance Sheets, and the liability is marked-to-market through net income at the end of each reporting period. Stock-based compensation expense is reflected in commissions and other expenses on our Statements of Comprehensive Income
(Loss).

INCOME TAXES
We file a U.S. consolidated income tax return with LNC and its subsidiaries. Pursuant to an inter-company tax sharing agreement with LNC, we provide for income taxes on a separate return filing basis. The tax sharing agreement also provides that we will receive benefit for net operating losses, capital losses and tax credits that are not usable on a separate return basis to the extent such items may be utilized in the consolidated income tax returns of LNC. Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. A valuation allowance is recorded to the extent required.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
2. NEW ACCOUNTING STANDARDS


ADOPTION OF NEW ACCOUNTING STANDARDS

BALANCE SHEET TOPIC
In December 2011, the FASB issued Accounting Standards Update ("ASU") No. 2011-11, "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11") to address certain comparability issues between financial statements prepared in accordance with GAAP and those prepared in accordance with International Financial Reporting Standards ("IFRS"). In January 2013, the FASB issued ASU No. 2013-01, "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities" ("ASU 2013-01"), to provide information regarding the scope of the disclosures required by ASU 2011-11 to the financial instruments and derivatives reported in an entity's financial statements. ASU 2011-11 requires an entity to provide enhanced disclosures about certain financial instruments and derivative instruments, as defined in ASU 2013-01, to enable users to understand the effects of offsetting in the financial statements as well as the effects of master netting arrangements on an entity's financial condition. We adopted the disclosure requirements of ASU 2011-11, after considering the scope clarification in ASU 2013-01, as of January 1, 2013, and have included the required disclosures for all comparative periods in Note 4.

COMPREHENSIVE INCOME TOPIC
In February 2013, the FASB issued ASU No. 2013-02, "Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income" ("ASU 2013-02"), which requires enhanced reporting of such amounts either on the face of the financial statements or in the notes to the financial statements. Under ASU 2013-02, the type of reclassification out of AOCI, as defined under current GAAP, will dictate whether the disclosure must provide the effect of the reclassification on the respective financial statement line items or whether cross-referencing to other disclosures that provide additional detail about the reclassification will be required. We adopted the disclosure requirements in ASU 2013-02 as of January 1, 2013, and have included the required disclosure in
Note 11.

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

FINANCIAL SERVICES -- INVESTMENT COMPANIES TOPIC
In June 2013, the FASB issued ASU No. 2013-08, "Amendments to the Scope, Measurement, and Disclosure Requirements" ("ASU 2013-08"), which provides comprehensive accounting guidance for assessing whether an entity is an investment company. ASU 2013-08 requires an assessment of all the characteristics of an investment company through the use of a new two-tiered approach, which considers the entity's purpose and design to determine whether it is an investment company. As a result of applying the new criteria in ASU 2013-08, an entity once considered an investment company may no longer meet the new criteria to be classified as such, and conversely, an entity not classified as an investment company under current GAAP may satisfy the criteria to be classified as such upon the adoption of ASU 2013-08. If an entity is no longer classified as an investment company, it must discontinue the application of investment company accounting guidance and present the change in status through a cumulative effect adjustment to the beginning balance of retained earnings in the period of adoption. If an entity becomes classified as an investment company, ASU 2013-08 should be applied prospectively with the effect of adoption recognized as an adjustment to opening net assets for the period of adoption. The amendments in ASU 2013-08 are effective for interim and annual reporting periods in fiscal years beginning after December 15, 2013, with early application prohibited. We will adopt the requirements in ASU 2013-08 effective January 1, 2014, and are currently evaluating the impact of adoption on our financial condition and results of operations.

INCOME TAXES TOPIC
In July 2013, the FASB issued ASU No. 2013-11, "Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists" ("ASU 2013-11") in order to explicitly define the financial statement presentation requirements in GAAP. ASU 2013-11 provides guidance on the presentation of unrecognized tax benefits when net operating loss carryforwards, similar tax losses, or tax credit carryforwards exist. The amendments in the ASU are effective prospectively for interim and annual reporting periods in fiscal years beginning after December 15, 2013, with early application permitted. We will adopt the requirements of ASU 2013-11 effective January 1, 2014, and will include the new disclosure requirements in the notes to our financial statements.

OTHER EXPENSES TOPIC
In July 2011, the FASB issued ASU No. 2011-06, "Fees Paid to the Federal Government by Health Insurers" ("ASU 2011-06") in order to address the question of how health insurers should recognize and classify fees mandated by the Patient Protection and Affordable Care Act as amended by the Health Care and Education Reconciliation Act. The annual fee is imposed on health insurers for each calendar year beginning on or after January 1, 2014, and is payable no later than September 30 of the applicable year. If a fee payment is required in the applicable year, ASU 2011-06 requires the health insurer to record the liability in full with a corresponding deferred cost that is amortized to expense using a straight-line method of allocation over the applicable year. The ASU indicates that the annual fee does not meet the definition of an acquisition cost in accordance with Topic 944 of the FASB ASC. The amendments in ASU 2011-06 are effective for calendar years beginning after December 31, 2013, when the fee initially becomes effective. We will adopt the requirements of ASU 2011-06 effective January 1, 2014. The amendments will not have a material effect on our financial condition and results of operations.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
3. INVESTMENTS


AFS SECURITIES

Pursuant to the Fair Value Measurements and Disclosures Topic of the FASB ASC, we have categorized AFS securities into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3), as described in Note 1, which also includes additional disclosures regarding our fair value measurements.



The amortized cost, gross unrealized gains, losses and OTTI and fair value of AFS securities (in millions) were as follows:

                                                                                                 AS OF DECEMBER 31, 2013
                                                                                   -------------------------------------------------
                                                                                    AMORTIZED        GROSS UNREALIZED          FAIR
                                                                                                 ------------------------
                                                                                      COST        GAINS   LOSSES     OTTI      VALUE
                                                                                   ----------    ------   ------    -----    -------
FIXED MATURITY SECURITIES:
Corporate bonds.............................................................         $ 5,920     $ 443     $ 114     $10     $ 6,239
U.S. government bonds.......................................................              28         4        --      --          32
Foreign government bonds....................................................              41         4        --      --          45
RMBS........................................................................             455        33        --       4         484
CMBS........................................................................              49         2         1       1          49
CLOs........................................................................              18        --        --      --          18
State and municipal bonds...................................................             282        18         2      --         298
Hybrid and redeemable preferred securities..................................              87        10         3      --          94
                                                                                   ----------    ------   ------    -----    -------
      Total fixed maturity AFS securities...................................         $ 6,880     $ 514     $ 120     $15     $ 7,259
                                                                                   ==========    ======   ======    =====    =======

                                                                                                 AS OF DECEMBER 31, 2012
                                                                                   -------------------------------------------------
                                                                                    AMORTIZED        GROSS UNREALIZED          FAIR
                                                                                                 ------------------------
                                                                                      COST        GAINS   LOSSES     OTTI      VALUE
                                                                                   ----------    ------   ------    -----    -------
FIXED MATURITY SECURITIES:
Corporate bonds.............................................................         $ 5,541     $ 799     $  49     $11     $ 6,280
U.S. government bonds.......................................................              29         7        --      --          36
Foreign government bonds....................................................              44         8        --      --          52
RMBS........................................................................             619        59        --       8         670
CMBS........................................................................              76         5         2       1          78
CLOs........................................................................              15        --        --      --          15
State and municipal bonds...................................................             285        56        --      --         341
Hybrid and redeemable preferred securities..................................              99        13         4      --         108
                                                                                   ----------    ------   ------    -----    -------
      Total fixed maturity securities.......................................           6,708       947        55      20       7,580
Equity securities...........................................................               2         1        --      --           3
                                                                                   ----------    ------   ------    -----    -------
         Total AFS securities...............................................         $ 6,710     $ 948     $  55     $20     $ 7,583
                                                                                   ==========    ======   ======    =====    =======

The amortized cost and fair value of fixed maturity AFS securities by contractual maturities (in millions) as of December 31, 2013, were as follows:

                                                                                     AMORTIZED       FAIR
                                                                                       COST          VALUE
                                                                                     ---------     -------
Due in one year or less.........................................................      $   165      $   169
Due after one year through five years...........................................        1,316        1,452
Due after five years through ten years..........................................        1,832        1,944
Due after ten years.............................................................        3,045        3,143
                                                                                     ---------     -------
   Subtotal.....................................................................        6,358        6,708
                                                                                     ---------     -------
MBS.............................................................................          504          533
CDOs............................................................................           18           18
                                                                                     ---------     -------
      Total fixed maturity AFS securities.......................................      $ 6,880      $ 7,259
                                                                                     =========     =======

Actual maturities may differ from contractual maturities because issuers may have the right to call or pre-pay obligations.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
3. INVESTMENTS (CONTINUED)


The fair value and gross unrealized losses, including the portion of OTTI recognized in OCI, of AFS securities (dollars in millions), aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, were as follows:

                                                                                    AS OF DECEMBER 31, 2013
                                                        ----------------------------------------------------------------------------
                                                            LESS THAN OR EQUAL           GREATER THAN
                                                             TO TWELVE MONTHS            TWELVE MONTHS                 TOTAL
                                                        ------------------------     --------------------     ----------------------
                                                                         GROSS                    GROSS                      GROSS
                                                                      UNREALIZED               UNREALIZED                 UNREALIZED
                                                           FAIR       LOSSES AND     FAIR      LOSSES AND       FAIR      LOSSES AND
                                                           VALUE         OTTI        VALUE        OTTI          VALUE        OTTI
                                                        ---------     ----------     -----     ----------     -------     ----------
FIXED MATURITY SECURITIES:
Corporate bonds.......................................    $ 1,332        $ 85        $ 192        $ 39        $ 1,524        $ 124
Foreign government bonds..............................          2          --           --          --              2           --
RMBS..................................................         59           1           24           3             83            4
CMBS..................................................          8           1            3           1             11            2
CLOs..................................................         18          --           --          --             18           --
State and municipal bonds.............................         39           1            5           1             44            2
Hybrid and redeemable preferred securities............         10          --           13           3             23            3
                                                        ---------     ----------     -----     ----------     -------     ----------
         Total fixed maturity AFS securities..........    $ 1,468        $ 88        $ 237        $ 47        $ 1,705        $ 135
                                                        =========     ==========     =====     ==========     =======     ==========
Total number of AFS securities in an unrealized loss
 position.............................................                                                                         380
                                                                                                                          ==========

                                                                                    AS OF DECEMBER 31, 2012
                                                          --------------------------------------------------------------------------
                                                            LESS THAN OR EQUAL           GREATER THAN
                                                             TO TWELVE MONTHS            TWELVE MONTHS                 TOTAL
                                                          ----------------------     --------------------     ----------------------
                                                                         GROSS                    GROSS                      GROSS
                                                                      UNREALIZED               UNREALIZED                 UNREALIZED
                                                           FAIR       LOSSES AND     FAIR      LOSSES AND       FAIR      LOSSES AND
                                                           VALUE         OTTI        VALUE        OTTI          VALUE        OTTI
                                                          -------     ----------     -----     ----------     -------     ----------
FIXED MATURITY SECURITIES:
Corporate bonds.........................................  $   267        $ 14        $ 150        $ 46        $   417        $  60
RMBS....................................................       34           5           15           3             49            8
CMBS....................................................       --           2            8           1              8            3
Hybrid and redeemable preferred securities..............       --          --           32           4             32            4
                                                          -------     ----------     -----     ----------     -------     ----------
         Total fixed maturity AFS securities............  $   301        $ 21        $ 205        $ 54        $   506        $  75
                                                          =======     ==========     =====     ==========     =======     ==========
Total number of AFS securities in an unrealized loss
 position...............................................                                                                       167
                                                                                                                          ==========

The fair value, gross unrealized losses, the portion of OTTI recognized in OCI (in millions) and number of AFS securities where the fair value had declined and remained below amortized cost by greater than 20% were as follows:

                                                                                                  AS OF DECEMBER 31, 2013
                                                                                       ---------------------------------------------
                                                                                                                          NUMBER
                                                                                       FAIR       GROSS UNREALIZED          OF
                                                                                                 -----------------
                                                                                       VALUE      LOSSES      OTTI     SECURITIES(1)
                                                                                       -----     -------     -----     -------------
Less than six months..........................................................         $  1       $  --       $ --            1
Twelve months or greater......................................................           71          22          9           30
                                                                                       -----     -------     -----     -------------
   Total......................................................................         $ 72       $  22       $  9           31
                                                                                       =====     =======     =====     =============

                                                                                                  AS OF DECEMBER 31, 2012
                                                                                       ---------------------------------------------
                                                                                                                          NUMBER
                                                                                       FAIR       GROSS UNREALIZED          OF
                                                                                                 -----------------
                                                                                       VALUE      LOSSES      OTTI     SECURITIES(1)
                                                                                       -----     -------     -----     -------------
Less than six months..........................................................         $  5       $   1       $ --            3
Nine months or greater, but less than twelve months...........................            1          --         --            2
Twelve months or greater......................................................           73          43         13           42
                                                                                       -----     -------     -----     -------------
   Total......................................................................         $ 79       $  44       $ 13           47
                                                                                       =====     =======     =====     =============

--------------
(1) We may reflect a security in more than one aging category based on various purchase dates.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
3. INVESTMENTS (CONTINUED)


We regularly review our investment holdings for OTTI. Our gross unrealized losses, including the portion of OTTI recognized in OCI, on AFS securities increased $60 million for the year ended December 31, 2013. As discussed further below, we believe the unrealized loss position as of December 31, 2013, did not represent OTTI as (i) we did not intend to sell these fixed maturity AFS securities; (ii) it is not more likely than not that we will be required to sell the fixed maturity AFS securities before recovery of their amortized cost basis; (iii) the estimated future cash flows were equal to or greater than the amortized cost basis of the debt securities; and (iv) we had the ability and intent to hold the equity AFS securities for a period of time sufficient for recovery.

Based upon this evaluation as of December 31, 2013, management believes we have the ability to generate adequate amounts of cash from our normal operations (e.g., insurance premiums and fees and investment income) to meet cash requirements with a prudent margin of safety without requiring the sale of our temporarily-impaired securities.

As of December 31, 2013, the unrealized losses associated with our corporate bond securities were attributable primarily to securities that were backed by commercial loans and individual issuer companies. For our corporate bond securities with commercial loans as the underlying collateral, we evaluated the projected credit losses in the underlying collateral and concluded that we had sufficient subordination or other credit enhancement when compared with our estimate of credit losses for the individual security and we expected to recover the entire amortized cost for each security. For individual issuers, we performed detailed analysis of the financial performance of the issuer and determined that we expected to recover the entire amortized cost for each security.

As of December 31, 2013, the unrealized losses associated with our MBS and CLOs were attributable primarily to collateral losses and credit spreads. We assessed for credit impairment using a cash flow model that incorporates key assumptions including default rates, severities and prepayment rates. We estimated losses for a security by forecasting the underlying loans in each transaction. The forecasted loan performance was used to project cash flows to the various tranches in the structure, as applicable. Our forecasted cash flows also considered, as applicable, independent industry analyst reports and forecasts, sector credit ratings and other independent market data. Based upon our assessment of the expected credit losses of the security given the performance of the underlying collateral compared to our subordination or other credit enhancement, we expected to recover the entire amortized cost basis of each temporarily impaired security.

As of December 31, 2013, the unrealized losses associated with our hybrid and redeemable preferred securities were attributable primarily to wider credit spreads caused by illiquidity in the market and subordination within the capital structure, as well as credit risk of specific issuers. For our hybrid and redeemable preferred securities, we evaluated the financial performance of the issuer based upon credit performance and investment ratings and determined that we expected to recover the entire amortized cost of each security.



Changes in the amount of credit loss of OTTI recognized in net income (loss) where the portion related to other factors was recognized in OCI (in millions) on fixed maturity AFS securities were as follows:

                                               FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                             -----------------------
                                              2013    2012     2011
                                             ------   ------  ------
Balance as of beginning-of-year...........   $  53    $  61    $ 47
   Increases attributable to:
      Credit losses on securities for
        which an OTTI was not
        previously recognized.............       5        9      10
      Credit losses on securities for
        which an OTTI was
        previously recognized.............       4        5      11
   Decreases attributable to:
      Securities sold.....................     (15)     (22)     (7)
                                             ------   ------  ------
        Balance as of end-of-year.........   $  47    $  53    $ 61
                                             ======   ======  ======

During 2013, 2012 and 2011, we recorded credit losses on securities for which an OTTI was not previously recognized as we determined the cash flows expected to be collected would not be sufficient to recover the entire amortized cost basis of the debt security. The credit losses we recorded on securities for which an OTTI was not previously recognized were attributable primarily to one or a combination of the following reasons:

  - Failure of the issuer of the security to make scheduled payments;
  - Deterioration of creditworthiness of the issuer;
  - Deterioration of conditions specifically related to the security;
  - Deterioration of fundamentals of the industry in which the issuer operates; and
  - Deterioration of the rating of the security by a rating agency.

We recognize the OTTI attributed to the noncredit portion as a separate component in OCI referred to as unrealized OTTI on AFS securities.

MORTGAGE LOANS ON REAL ESTATE

Mortgage loans on real estate principally involve commercial real estate. The commercial loans are geographically diversified throughout the U.S. with the largest concentrations in New York, which accounted for approximately 71% and 60% of mortgage loans on real estate as of December 31, 2013 and 2012, respectively.

The following provides the current and past due composition of our mortgage loans on real estate (in millions):

                                                 AS OF DECEMBER 31,
                                                 ------------------
                                                  2013        2012
                                                 -----       ------
Current......................................    $ 521       $  423
Unamortized premium (discount)...............       --           --
                                                 -----       ------
   Total carrying value......................    $ 521       $  423
                                                 =====       ======

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
3. INVESTMENTS (CONTINUED)



There were no impaired mortgage loans on real estate as of December 31, 2013 and 2012.

As described in Note 1, we use the loan-to-value and debt-service coverage ratios as credit quality indicators for our mortgage loans, which were as follows (dollars in millions):

                                                            AS OF DECEMBER 31, 2013                    AS OF DECEMBER 31, 2012
                                                     -------------------------------------     -------------------------------------
                                                                                    DEBT-                                     DEBT-
                                                                                   SERVICE                                   SERVICE
                                                     PRINCIPAL        % OF        COVERAGE      PRINCIPAL       % OF        COVERAGE
                                                      AMOUNT          TOTAL         RATIO        AMOUNT         TOTAL         RATIO
                                                     ---------     ---------     ---------     ----------     --------     ---------
Less than 65%.....................................     $ 498         95.6%          2.15         $ 400          94.6%         1.86
65% to 74%........................................        13          2.5%          1.59            12           2.8%         1.50
75% to 100%.......................................        10          1.9%          0.61            11           2.6%         0.59
                                                     ---------     ---------                   ----------     --------
   Total mortgage loans on real estate............     $ 521        100.0%                       $ 423        100.0%
                                                     =========     =========                   ==========     ========



NET INVESTMENT INCOME

The major categories of net investment income (in millions) on our Statements of Comprehensive Income (Loss) were as follows:

                                          FOR THE YEARS ENDED
                                             DECEMBER 31,
                                     ------------------------------
                                     2013        2012        2011
                                     ------      ------     -------
Fixed maturity AFS
   securities...................     $ 377       $ 381      $  382
Mortgage loans on
   real estate..................        22          18          14
Policy loans....................        21          24          23
Commercial mortgage
   loan prepayment and
   bond make-whole
   premiums.....................         6           5           5
                                     ------      ------     -------
   Investment income............       426         428         424
Investment expense..............        (7)         (7)         (7)
                                     ------      ------     -------
   Net investment income........     $ 419       $ 421      $  417
                                     ======      ======     =======

REALIZED GAIN (LOSS) RELATED TO CERTAIN INVESTMENTS

The detail of the realized gain (loss) related to certain investments (in millions) was as follows:

                                          FOR THE YEARS ENDED
                                             DECEMBER 31,
                                     ------------------------------
                                     2013        2012        2011
                                     -----      -------      ------
Fixed maturity AFS securities:
   Gross gains..................     $  1       $    1       $   2
   Gross losses.................      (10)         (17)        (31)
Associated amortization of
   DAC, VOBA, DSI and DFEL
   and changes in other
   contract holder funds........       (2)          --           3
                                     -----      -------      ------
   Total realized gain (loss)
      related to certain
      investments...............     $(11)       $ (16)      $ (26)
                                     =====      =======      ======



Details underlying write-downs taken as a result of OTTI (in millions) that were recognized in net income (loss) and included in realized gain (loss) on AFS securities above, and the portion of OTTI recognized in OCI (in millions) were as follows:

                                           FOR THE YEARS ENDED
                                              DECEMBER 31,
                                      -----------------------------
                                      2013        2012        2011
                                      -----      ------      ------
OTTI RECOGNIZED IN
   NET INCOME (LOSS)
Fixed maturity securities:
Corporate bonds...................    $ (3)      $  (6)      $  (2)
RMBS..............................      (4)         (3)        (14)
CMBS..............................      (2)         (5)         (8)
                                      -----      ------      ------
   Gross OTTI recognized in
      net income (loss)...........      (9)        (14)        (24)
   Associated amortization
      of DAC, VOBA, DSI,
      and DFEL....................       1           2           5
                                      -----      ------      ------
      Net OTTI recognized in
        net income (loss),
        pre-tax...................    $ (8)      $ (12)      $ (19)
                                      =====      ======      ======
PORTION OF OTTI
   RECOGNIZED IN OCI
Gross OTTI recognized in OCI......    $  2       $  11       $   8
Change in DAC, VOBA,
   DSI and DFEL...................      --          (1)         (1)
                                      -----      ------      ------
   Net portion of OTTI
      recognized in OCI,
      pre-tax.....................    $  2       $  10       $   7
                                      =====      ======      ======

DETERMINATION OF CREDIT LOSSES ON CORPORATE BONDS AND CLOS
As of December 31, 2013 and 2012, we reviewed our corporate bond and CLO portfolios for potential shortfall in contractual principal and interest based on numerous subjective and objective inputs. The factors used to determine the amount of credit loss for each individual security, include, but are not limited to, near term risk, substantial discrepancy between book and market value, sector or company-specific volatility, negative operating trends and trading levels wider than peers.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
3. INVESTMENTS (CONTINUED)



DETERMINATION OF CREDIT LOSSES ON MBS
As of December 31, 2013 and 2012, default rates were projected by considering underlying MBS loan performance and collateral type. Projected default rates on existing delinquencies vary between 10% to 100% depending on loan type and severity of delinquency status. In addition, we estimate the potential contributions of currently performing loans that may become delinquent in the future based on the change in delinquencies and loan liquidations experienced in the recent history. Finally, we develop a default rate timing curve by aggregating the defaults for all loans in the pool (delinquent loans, foreclosure and real estate owned and new delinquencies from currently performing loans) and the associated loan-level loss severities.

We use certain available loan characteristics such as lien status, loan sizes and occupancy to estimate the loss severity of loans. Second lien loans are assigned 100% severity, if defaulted. For first lien loans, we assume a minimum of 30% severity with higher severity assumed for investor properties and further adjusted by housing price assumptions. With the default rate timing curve and loan-level severity, we derive the future expected credit losses.

INVESTMENT COMMITMENTS

As of December 31, 2013, our investment commitments were $29 million, which included $20 million of private placement securities and $9 million of mortgage loans on real estate.

CONCENTRATIONS OF FINANCIAL INSTRUMENTS

As of December 31, 2013 and 2012, our most significant investments in one issuer were our investments in securities issued by the Federal Home Loan Mortgage Corporation with a fair value of $284 million and $392 million, respectively, or 4% and 5% of our invested assets portfolio, respectively, and our investments in securities issued by Fannie Mae with a fair value of $136 million and $184 million, respectively, or 2% of our invested assets portfolio. These investments are included in corporate bonds in the tables above.

As of December 31, 2013 our most significant investments in one industry were our investment securities in the electric industry with a fair value of $808 million, or 10% of our invested assets portfolio and our investments in the food and beverage industry with a fair value of $428 million, or 5% of our invested assets portfolio. As of December 31, 2012 our most significant investments in one industry were our investment securities in the electric industry with a fair value of $843 million, or 10% of our invested assets portfolio and our investment securities in the CMO industry with a fair value of $500 million, or 6%, of our invested assets portfolio. We utilized the industry classifications to obtain the concentration of financial instruments amount; as such, this amount will not agree to the AFS securities table above.

ASSETS ON DEPOSIT

The Company had investment assets on deposit with regulatory agencies with a fair market value of $13 million and $14 million as of December 31, 2013 and 2012, respectively.





--------------------------------------------------------------------------------
4. DERIVATIVE INSTRUMENTS


EMBEDDED DERIVATIVES

We have embedded derivatives that include:

GLB RESERVES EMBEDDED DERIVATIVES
We transfer the liability for our GWB and GIB features to LNL, who uses a hedging strategy designed to mitigate the risk and income statement volatility caused by changes in the equity markets, interest rates and volatility associated with these features. The hedging strategy is designed such that changes in the value of the hedge contracts due to changes in equity markets, interest rates and implied volatilities move in the opposite direction of the changes in embedded derivative guaranteed living benefits ("GLB") reserves caused by those same factors. The hedge positions are re-balanced based upon changes in these factors as needed. While the hedge positions are actively managed, these hedge positions may not be totally effective in offsetting changes in the embedded derivative reserve due to, among other things, differences in timing between when a market exposure changes and corresponding changes to the hedge positions, extreme swings in the equity markets and interest rates, market volatility, contract holder behavior, divergence between the performance of the underlying funds and the hedging indices, divergence between the actual and expected performance of the hedge instruments and the ability to purchase hedging instruments at prices consistent with the desired risk and return trade-off.

Certain features of these guarantees have elements of both insurance benefits accounted for under the Financial Services - Insurance - Claim Costs and Liabilities for Future Policy Benefits Subtopic of the FASB ASC ("benefit reserves") and embedded derivatives accounted for under the Derivatives and Hedging and the Fair Value Measurements and Disclosure Topics of the FASB ASC ("embedded derivative reserves"). We calculate the value of the embedded derivative reserve and the benefit reserve based on the specific characteristics of each GLB feature.

REINSURANCE RELATED EMBEDDED DERIVATIVES
We have certain modified coinsurance arrangements and coinsurance with funds withheld reinsurance arrangements with embedded derivatives related to the withheld assets of the related funds. These derivatives are considered total return swaps with contractual returns that are attributable to various assets and liabilities associated with these reinsurance arrangements.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
4. DERIVATIVE INSTRUMENTS (CONTINUED)


Embedded derivative instruments with off-balance-sheet risks (in millions) were as follows:

                                                            AS OF DECEMBER 31, 2013                   AS OF DECEMBER 31, 2012
                                                     ------------------------------------       ------------------------------------
                                                     NOTIONAL            FAIR VALUE             NOTIONAL            FAIR VALUE
                                                                    ---------------------                      ---------------------
                                                      AMOUNTS        ASSET      LIABILITY        AMOUNTS        ASSET      LIABILITY
                                                     --------       ------      ---------       --------       ------      ---------
Reinsurance related(1)..........................       $ --          $  8         $ --            $ --          $ 9          $ --
GLB reserves(2).................................         --            36           --              --           --            --
GLB reserves(2).................................         --            --           36              --           --            51
                                                     --------       ------      ---------       --------       ------      ---------
   Total embedded derivative instruments........       $ --          $ 44         $ 36            $ --          $ 9          $ 51
                                                     ========       ======      =========       ========       ======      =========

-------------
(1)  Reported in reinsurance related embedded derivatives on our Balance
     Sheets.
(2)  Reported in other assets on our Balance Sheets.
(3)  Reported in other liabilities on our Balance Sheets.


The gains (losses) on embedded derivative instruments (in millions), recorded within net income (loss) on our Statements of Comprehensive Income (Loss) were as follows:

                                             FOR THE YEARS ENDED
                                                DECEMBER 31,
                                          -------------------------
                                          2013      2012     2011
                                          -----    -----     ------
Reinsurance related(1).................   $  1      $ --     $  --
Other assets - GLB reserves(1).........    (88)       --        --
Other liabilities - GLB reserves(1)....     88        50       (77)

-------------
(1)  Reported in realized gain (loss) on our Statements of Comprehensive Income
     (Loss).






BALANCE SHEET OFFSETTING

Information related to our embedded derivative instruments and the effects of offsetting on our Balance Sheets (in millions) were as follows as of December 31, 2013:

FINANCIAL ASSETS
Gross amount of recognized assets.......................     $ 44
Gross amounts offset....................................       --
                                                            -----
   Net amount of assets.................................       44
Gross amounts not offset:
   Financial instruments................................       --
    Cash collateral received............................       --
                                                            -----
      Net amount........................................     $ 44
                                                            =====
FINANCIAL LIABILITIES
Gross amount of recognized liabilities..................     $ 36
Gross amounts offset....................................       --
                                                            -----
   Net amount of liabilities............................       36
Gross amounts not offset:
    Cash collateral received............................       --
   Cash collateral pledged..............................       --
                                                            -----
      Net amount........................................     $ 36
                                                            =====




--------------------------------------------------------------------------------
5. FEDERAL INCOME TAXES
The federal income tax expense (benefit) on continuing operations (in millions) was as follows:

                                           FOR THE YEARS ENDED
                                              DECEMBER 31,
                                       ---------------------------
                                       2013       2012       2011
                                       -----      -----      -----
Current............................    $ 38       $ 11       $ 19
Deferred...........................      (1)        48         10
                                       -----      -----      -----
   Federal income tax expense
      (benefit)....................    $ 37       $ 59       $ 29
                                       =====      =====      =====

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
5. FEDERAL INCOME TAXES (CONTINUED)



A reconciliation of the effective tax rate differences (in millions) was as follows:

                                              FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                         -----------------------------
                                         2013        2012       2011
                                         -------    -------     ------
Tax rate times pre-tax income........    $ 45       $  54       $  (2)
Effect of:
   Separate account dividend
      received deduction.............      (6)         (5)         (5)
   Tax credits.......................      (1)         (1)         (1)
   Goodwill..........................      --          --          36
   Change in uncertain tax
      positions......................      --          (4)          1
   Other items.......................      (1)         15          --
                                         -------    -------     ------
      Federal income tax expense
         (benefit)...................    $ 37       $  59       $  29
                                         =======    =======     ======
Effective tax rate...................      29%         38%         NM
                                         =======    =======     ======

The effective tax rate is the ratio of tax expense over pre-tax income (loss). Since the pre-tax income of $(6) million resulted in tax expense of $29 million in 2011, the effective tax rate was not meaningful. The benefit for tax credits is attributable to foreign tax credits.

The federal income tax asset (liability) (in millions) was as follows:

                                                  AS OF DECEMBER 31,
                                                  -------------------
                                                   2013       2012
                                                  -------    --------
Current......................................     $  (48)    $   (30)
Deferred.....................................       (314)       (423)
                                                  -------    --------
   Total federal income tax asset
      (liability)............................     $ (362)    $  (453)
                                                  =======    ========

Significant components of our deferred tax assets and liabilities (in millions) were as follows:

                                                  AS OF DECEMBER 31,
                                                  -------------------
                                                   2013       2012
                                                  -------    --------
DEFERRED TAX ASSETS
Future contract benefits and other
   contract holder funds.....................     $   27     $    36
Investments..................................         --           4
Guarantee assessments........................         --           6
Other........................................          2           1
                                                  -------    --------
Total deferred tax assets....................         29          47
                                                  -------    --------
DEFERRED TAX LIABILITIES
DAC..........................................        123          95
VOBA.........................................         67          51
Net unrealized gain on AFS securities........        134         307
Investments..................................          2          --
Other........................................         17          17
                                                  -------    --------
   Total deferred tax liabilities............        343         470
                                                  -------    --------
      Net deferred tax asset (liability).....     $ (314)    $  (423)
                                                  =======    ========



Although realization is not assured, management believes that it is more likely than not that we will realize the benefits of our deferred tax assets, and, accordingly, no valuation allowance has been recorded.

As of December 31, 2013 and 2012, $1 million of our unrecognized tax benefits presented below, if recognized, would have affected our income tax expense and our effective tax rate. We are not aware of any events for which it is likely that unrecognized tax benefits will significantly increase or decrease within the next year. A reconciliation of the unrecognized tax benefits (in millions) was as follows:

                                                      FOR THE
                                                    YEARS ENDED
                                                   DECEMBER 31,
                                                ------------------
                                                 2013        2012
                                                -----       ------
Balance as of beginning-of-year...............   $ 8        $  22
   Decreases for prior year tax positions.....    --          (12)
   Decreases for lapse of statute of
      limitations.............................    --           (2)
                                                -----       ------
      Balance as of end-of-year...............   $ 8        $   8
                                                =====       ======

We recognize interest and penalties accrued, if any, related to unrecognized tax benefits as a component of tax expense. For the years ended December 31, 2013, 2012 and 2011, we recognized interest and penalty expense (benefit) related to uncertain tax positions of zero, $(3) million and $1 million, respectively. We had accrued interest and penalty expense related to the unrecognized tax benefits of $2 million as of December 31, 2013 and 2012.

We are subject to examination by U.S. federal, state, local and non-U.S. income authorities. We are currently under examination by the Internal Revenue Service ("IRS") for tax years 2009 through 2011. The IRS concluded its examination of tax years 2007 and 2008 on January 18, 2013. We have protested the final assessment, which is being combined with tax years 2005 and 2006 in IRS Appeals.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
-----------------------------------------------------------------------------
6. DAC, VOBA, DSI AND DFEL


Changes in DAC (in millions) were as follows:

                                              FOR THE YEARS
                                           ENDED DECEMBER 31,
                                        --------------------------
                                        2013      2012       2011
                                        ------    ------    ------
Balance as of beginning-of-year.....    $ 304     $ 321     $ 339
   Deferrals........................       80        68        68
   Amortization, net of interest:
      Amortization, excluding
        unlocking, net of
        interest....................      (45)      (42)      (37)
      Unlocking.....................        4        (7)       (1)
   Adjustment related to realized
      (gains) losses................       (3)       (3)        2
   Adjustment related to
      unrealized (gains) losses.....       53       (33)      (50)
                                        ------    ------    ------
        Balance as of end-of-year...    $ 393     $ 304     $ 321
                                        ======    ======    ======

Changes in VOBA (in millions) were as follows:

                                              FOR THE YEARS
                                           ENDED DECEMBER 31,
                                       ---------------------------
                                        2013      2012       2011
                                       -------    ------    ------
Balance as of beginning-of-year.....    $ 148     $ 200     $ 319
   Deferrals........................        1        --         1
   Amortization:
      Amortization, excluding
        unlocking...................      (31)      (41)      (51)
      Unlocking.....................      (36)       (6)      (22)
   Accretion of interest(1).........       15        17        20
   Adjustment related to
      unrealized (gains) losses.....       96       (22)      (67)
                                       -------    ------    ------
        Balance as of end-of-year...    $ 193     $ 148     $ 200
                                       =======    ======    ======

-------------
(1) The interest accrual rates utilized to calculate the accretion of interest ranged from 4.02% to 7.05%.




Estimated future amortization of VOBA, net of interest (in millions), as of December 31, 2013, was as follows:

2014.........................................  $21
2015.........................................   19
2016.........................................   18
2017.........................................   17
2018.........................................   16

Changes in DSI (in millions) were as follows:

                                              FOR THE YEARS
                                           ENDED DECEMBER 31,
                                       --------------------------
                                       2013       2012      2011
                                       -----     ------     -----
Balance as of beginning-of-year.....    $ 9       $ 12      $ 13
   Deferrals........................      1          1         1
   Amortization, net of interest:
      Amortization, excluding
        unlocking, net of
        interest....................     (1)        (2)       (2)
   Adjustment related to
      unrealized (gains) losses.....      2         (2)       --
                                       -----     ------     -----
        Balance as of end-of-year...    $11       $  9      $ 12
                                       =====     ======     =====

Changes in DFEL (in millions) were as follows:

                                              FOR THE YEARS
                                           ENDED DECEMBER 31,
                                       ---------------------------
                                        2013      2012       2011
                                       ------     -----     ------
Balance as of beginning-of-year.....   $  74      $ 82      $ 101
   Deferrals........................      26        29         40
   Amortization, net of interest:
      Amortization, excluding
        unlocking, net of
        interest....................     (12)      (15)       (11)
      Unlocking.....................      (2)       (6)        (6)
   Adjustment related to
      unrealized (gains) losses.....      40       (16)       (42)
                                       ------     -----     ------
        Balance as of end-of-year...   $ 126      $ 74      $  82
                                       ======     =====     ======


--------------------------------------------------------------------------------
7. REINSURANCE


The following summarizes reinsurance amounts (in millions) recorded on our Statements of Comprehensive Income (Loss):

                                           FOR THE YEARS ENDED
                                              DECEMBER 31,
                                      ----------------------------
                                       2013       2012      2011
                                      -------    -------   -------
Direct insurance premiums
   and fee income..................   $  605     $  578    $  552
Reinsurance ceded..................     (181)      (164)     (159)
                                      -------    -------   -------
   Total insurance premiums
      and fee income...............   $  424     $  414    $  393
                                      =======    =======   =======
Direct insurance benefits..........   $  541     $  472    $  458
Reinsurance recoveries netted
   against benefits................     (249)      (207)     (184)
                                      -------    -------   -------
   Total benefits..................   $  292     $  265    $  274
                                      =======    =======   =======

We cede insurance to other companies. The portion of risks exceeding our retention limit is reinsured with other insurers. We seek reinsurance coverage to limit our exposure to mortality losses and to enhance our capital management.

Under our reinsurance program, we reinsure 20% to 25% of the mortality risk on newly issued non-term life insurance contracts and 25% to 30% of total mortality risk including term insurance contracts. Our policy for this program is to retain no more than $20 million on a single insured life issued on fixed, VUL and term life insurance contracts. Portions of our deferred annuity business have been reinsured on a Modco basis with other companies to limit our exposure to interest rate risks. As of December 31, 2013, the reserves associated with these reinsurance arrangements totaled $4 million.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
7. REINSURANCE (CONTINUED)


Our amounts recoverable from reinsurers represent receivables from and reserves ceded to reinsurers. The amounts recoverable from reinsurers were $442 million and $536 million as of December 31, 2013 and 2012. We focus on obtaining reinsurance from a diverse group of reinsurers, and we monitor concentration as well as financial strength ratings of our reinsurers.

Reinsurance contracts do not relieve an insurer from its primary obligation to policyholders. Therefore, the failure of a reinsurer to discharge its reinsurance obligations could result in a loss to us. We regularly evaluate the financial condition of our reinsurers and monitor concentrations of credit risk related to reinsurance activities.



--------------------------------------------------------------------------------
8. GOODWILL AND SPECIFICALLY IDENTIFIABLE INTANGIBLE ASSETS


The changes in the carrying amount of goodwill (in millions) by reportable segment were as follows:

                                                                                      FOR THE YEAR ENDED DECEMBER 31, 2013
                                                                             -------------------------------------------------------
                                                                              ACQUISITION   CUMULATIVE
                                                                                BALANCE     IMPAIRMENT
                                                                                 AS OF         AS OF                        BALANCE
                                                                              BEGINNING-    BEGINNING-                    AS OF END-
                                                                                OF-YEAR       OF-YEAR      IMPAIRMENT       OF-YEAR
                                                                             ------------   -----------    -----------    ----------
Annuities.................................................................      $  26         $   --           $--           $ 26
Life Insurance............................................................        136           (102)           --             34
                                                                             ------------   -----------    -----------    ----------
      Total goodwill......................................................      $ 162         $ (102)          $--           $ 60
                                                                             ============   ===========    ===========    ==========

                                                                                      FOR THE YEAR ENDED DECEMBER 31, 2012
                                                                             -------------------------------------------------------
                                                                              ACQUISITION   CUMULATIVE
                                                                                BALANCE     IMPAIRMENT
                                                                                 AS OF         AS OF                        BALANCE
                                                                              BEGINNING-    BEGINNING-                    AS OF END-
                                                                                OF-YEAR        OF-YEAR      IMPAIRMENT      OF-YEAR
                                                                             ------------   -----------    -----------    ----------
Annuities.................................................................      $  26         $   --           $--           $ 26
Life Insurance............................................................        136           (102)           --             34
                                                                             ------------   -----------    -----------    ----------
      Total goodwill......................................................      $ 162         $ (102)          $--           $ 60
                                                                             ============   ===========    ===========    ==========


We perform a Step 1 goodwill impairment analysis on all of our reporting units at least annually on October 1. To determine the implied fair value for our reporting units, we utilize primarily a discounted cash flow valuation technique ("income approach"), although limited available market data is also considered. In determining the estimated fair value, we consider discounted cash flow calculations, the level of LNC's share price and assumptions that market participants would make in valuing the reporting unit. This analysis requires us to make judgments about revenues, earnings projections, capital market assumptions and discount rates.

As of October 1, 2013 and 2012, our Annuities reporting unit passed the Step 1 analysis. Given the Step 1 results, we also performed a Step 2 analysis for our Life Insurance reporting unit. Based upon our Step 2 analysis for Life Insurance, we determined that there was no impairment due to the implied fair value of goodwill being in excess of the carrying value of goodwill.

As of October 1, 2011, our Annuities reporting unit passed the Step 1 analysis. Given the Step 1 results, we also performed a Step 2 analysis for our Life Insurance reporting unit. Based upon our Step 2 analysis for Life Insurance, we recorded a goodwill impairment that was attributable primarily to marketplace dynamics and lower expectations associated with product changes that we have implemented or will implement shortly that we believe will have an unfavorable effect on our sales levels for a period of time.

The gross carrying amounts and accumulated amortization (in millions) for the major specifically identifiable intangible asset class by reportable segment were as follows:

                                                                                   AS OF DECEMBER 31, 2013   AS OF DECEMBER 31, 2012
                                                                                  ------------------------  ------------------------
                                                                                    GROSS                      GROSS
                                                                                  CARRYING    ACCUMULATED    CARRYING    ACCUMULATED
                                                                                   AMOUNT    AMORTIZATION     AMOUNT    AMORTIZATION
                                                                                  --------   -------------  ---------  -------------

Life Insurance:
   Sales force.................................................................      $7           $2            $7           $2

Future estimated amortization of the specifically identifiable intangible assets was immaterial as of December 31, 2013.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
9. GUARANTEED BENEFIT FEATURES


Information on the GDB features outstanding (dollars in millions) was as follows (our variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive):

                                                AS OF DECEMBER 31,
                                              ----------------------
                                                 2013        2012
                                              ----------   ---------
RETURN OF NET DEPOSITS
Total account value.........................    $  3,102    $  2,427
Net amount at risk(1).......................           3          14
Average attained age of contract
   holders..................................    57 YEARS    56 years
MINIMUM RETURN
Average attained age of contract
   holders..................................    81 YEARS    80 years
Guaranteed minimum return...................          5%          5%
ANNIVERSARY CONTRACT VALUE
Total account value.........................    $  1,174    $    990
Net amount at risk(1).......................           8          78
Average attained age of contract
   holders..................................    67 YEARS    66 years

------------
(1) Represents the amount of death benefit in excess of the account balance. The decrease in net amount at risk when comparing December 31, 2013, to December 31, 2012, was attributable primarily to the increase in the equity markets during 2013.

The determination of GDB liabilities is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience. The following summarizes the balances of and changes in the liabilities for GDBs (in millions), which were recorded in future contract benefits on our Balance
Sheets:

                                               FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                              ---------------------
                                               2013    2012   2011
                                              -----   -----   -----
Balance as of beginning-of-year............    $  2    $ 2    $  1
   Changes in reserves.....................      --      1       3
   Benefits paid...........................      --     (1)     (2)
                                              -----   -----   -----
        Balance as of end-of-year..........    $  2    $ 2    $  2
                                              =====   =====   =====

VARIABLE ANNUITY CONTRACTS
Account balances of variable annuity contracts with guarantees (in millions) were invested in separate account investment options as follows:

                                               AS OF DECEMBER 31,
                                               ----------------------
                                                 2013        2012
                                               ----------  ----------
ASSET TYPE
Domestic equity............................    $ 1,452     $ 1,113
International equity.......................        634         500
Bonds......................................        899         728
Money market...............................        409         264
                                               ----------  ----------
   Total...................................    $ 3,394     $ 2,605
                                               ==========  ==========
Percent of total variable annuity
   separate account values.................         91%         90%

SECONDARY GUARANTEE PRODUCTS
Future contract benefits also includes reserves for our secondary guarantee products sold through our Life Insurance segment. These UL and VUL products with secondary guarantees represented 23% of total life insurance in-force reserves as of December 31, 2013, and 40% of total sales for the year ended December 31, 2013.



--------------------------------------------------------------------------------
10. CONTINGENCIES AND COMMITMENTS



CONTINGENCIES

REGULATORY AND LITIGATION MATTERS
Regulatory bodies, such as state insurance departments, the U.S. Securities and Exchange Commission ("SEC"), Financial Industry Regulatory Authority and other regulatory bodies regularly make inquiries and conduct examinations or investigations concerning our compliance with, among other things, insurance laws, securities laws and unclaimed property laws.

We are involved in various pending or threatened legal or regulatory proceedings, including purported class actions, arising from the conduct of business both in the ordinary course and otherwise. In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experiences of LLANY in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

Due to the unpredictable nature of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time is normally difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
10. CONTINGENCIES AND COMMITMENTS (CONTINUED)


Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

We establish liabilities for litigation and regulatory loss contingencies when information related to the loss contingencies shows both that it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some matters could require us to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2013. While the potential future charges could be material in the particular quarterly or annual periods in which they are recorded, based on information currently known by management, management does not believe any such charges are likely to have a material adverse effect on LLANY's financial condition.

For some matters, the Company is able to estimate a reasonably possible range of loss. For such matters in which a loss is probable, an accrual has been made. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. Accordingly, the estimate contained in this paragraph reflects two types of matters. For some matters included within this estimate, an accrual has been made, but there is a reasonable possibility that an exposure exists in excess of the amount accrued. In these cases, the estimate reflects the reasonably possible range of loss in excess of the accrued amount. For other matters included within this estimation, no accrual has been made because a loss, while potentially estimable, is believed to be reasonably possible but not probable. In these cases, the estimate reflects the reasonably possible loss or range of loss. As of December 31, 2013, LNC, LLANY's ultimate parent company, disclosed in its Annual Report on Form 10-K filed with the SEC that it estimates the aggregate range of reasonably possible losses on a consolidated basis, including amounts in excess of amounts accrued for these matters as of such date, to be up to approximately $220 million.

For other matters, we are not currently able to estimate the reasonably possible loss or range of loss. We are often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, we review relevant information with respect to litigation contingencies and update our accruals and estimates of reasonably possible losses or ranges of loss based on such reviews.

During 2013, we entered into a Global Resolution Agreement with multiple states' treasury and controller offices for compliance with laws and regulations concerning the identification, reporting and escheatment of unclaimed contract benefits or abandoned funds. Under the terms of the Global Resolution Agreement, a third-party auditor acting on behalf of the signatory states will compare expanded matching criteria to the Social Security Death Master File ("SSDMF") to identify deceased insureds and contract holders where a valid claim has not been made. In addition, we entered into a Regulatory Settlement Agreement with the insurance regulators of seven states to settle regulatory inquiries and examinations with respect to our processes for identifying and paying claims and benefits in the future. The Regulatory Settlement Agreement becomes effective when a minimum of 20 states have agreed to participate in the resolution. As part of the settlement, we have agreed to reimburse the participating states for a portion of the costs of such examinations. The Regulatory Settlement Agreement applies prospectively and requires us to adopt and implement additional procedures comparing our records to the SSDMF to identify unclaimed death benefits, and prescribes procedures for identifying and locating beneficiaries once deaths are identified. Other jurisdictions that are not signatories to the Regulatory Settlement Agreement are considering proposals that would apply prospectively and require life insurance companies to take additional steps to identify unreported deceased policy and contract holders. These prospective changes and any escheatable property identified as a result of the audits and inquiries could result in:
(1) additional payments of previously unclaimed death benefits; (2) the payment of abandoned funds to U.S. jurisdictions; and (3) changes in the Company's practices and procedures for the identification of escheatable funds and beneficiaries, which would impact claim payments and reserves, among other consequences.

COMMITMENTS

VULNERABILITY FROM CONCENTRATIONS
As of December 31, 2013, we did not have a concentration of business transactions with a particular customer or lender or sources of supply of labor or services used in the business. However, we do have a concentration in a market and geographic area in which business is conducted. For the year ended December 31, 2013, approximately 97% of the premiums, on the basis of statutory accounting principles ("SAP"), were generated in New York.

OTHER CONTINGENCY MATTERS
State guaranty funds assess insurance companies to cover losses to contract holders of insolvent or rehabilitated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. We have accrued for expected assessments and the related reductions in future state premium taxes, which net to assessments of $1 million and $17 million as of December 31, 2013 and 2012, respectively.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
11. SHARES AND STOCKHOLDER'S EQUITY


All authorized and issued shares of LLANY are owned by LNL.

AOCI

The following summarizes the components and changes in AOCI (in millions):

                                                                                                           FOR THE YEARS ENDED
                                                                                                              DECEMBER 31,
                                                                                                      ------------------------------
                                                                                                       2013       2012       2011
                                                                                                      -------    -------    --------
UNREALIZED GAIN (LOSS) ON AFS SECURITIES
Balance as of beginning-of-year...................................................................    $  341     $  258     $    72
   Unrealized holding gains (losses) arising during the year......................................      (508)       226         366
   Change in DAC, VOBA, DSI, future contract benefits and other contract holder funds.............       186       (139)        (94)
   Income tax benefit (expense)...................................................................       113        (14)       (103)
   Less:
      Reclassification adjustment for gains (losses) included in net income (loss)................        (9)       (16)        (29)
      Associated amortization of DAC, VOBA, DSI and DFEL..........................................        (2)        --           3
      Income tax benefit (expense)................................................................         4          6           9
                                                                                                      -------    -------    --------
        Balance as of end-of-year.................................................................    $  139     $  341     $   258
                                                                                                      =======    =======    ========
UNREALIZED OTTI ON AFS SECURITIES
Balance as of beginning-of-year...................................................................    $  (10)    $   (9)    $   (11)
(Increases) attributable to:
   Gross OTTI recognized in OCI during the year...................................................        (2)       (11)         (8)
   Change in DAC, VOBA, DSI and DFEL..............................................................        --          1           1
   Income tax benefit (expense)...................................................................         1          3           3
Decreases attributable to:
   Sales, maturities or other settlements of AFS securities.......................................         7         13          12
   Change in DAC, VOBA, DSI and DFEL..............................................................        (1)        (3)         (3)
   Income tax benefit (expense)...................................................................        (2)        (4)         (3)
                                                                                                      -------    -------    --------
        Balance as of end-of-year.................................................................    $   (7)    $  (10)    $    (9)
                                                                                                      =======    =======    ========
UNREALIZED GAIN (LOSS) ON DERIVATIVE INSTRUMENTS
Balance as of beginning-of-year...................................................................    $    1     $    1     $     1
                                                                                                      -------    -------    --------
        Balance as of end-of-year.................................................................    $    1     $    1     $     1
                                                                                                      =======    =======    ========

The following summarizes the reclassifications out of AOCI (in millions) for the year ended December 31, 2013, and the associated line item in the Statements of Comprehensive Income (Loss):

UNREALIZED GAIN (LOSS) ON AFS SECURITIES
Gross reclassification.....................................     $ (9)     Total realized gain (loss)
Associated amortization of DAC, VOBA, DSI and DFEL.........       (2)     Total realized gain (loss)
   Reclassification before income tax benefit (expense)....      (11)     Income (loss) from continuing operations before taxes
   Income tax benefit (expense)............................        4      Federal income tax expense (benefit)
                                                                -----
      Reclassification, net of income tax..................     $ (7)     Net income (loss)
                                                                =====
UNREALIZED OTTI ON AFS SECURITIES
Gross reclassification.....................................     $  7      Total realized gain (loss)
Change in DAC, VOBA, DSI and DFEL..........................       (1)     Total realized gain (loss)
   Reclassification before income tax benefit (expense)....        6      Income (loss) from continuing operations before taxes
   Income tax benefit (expense)............................       (2)     Federal income tax expense (benefit)
                                                                -----
      Reclassification, net of income tax..................     $  4      Net income (loss)
                                                                =====

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
12. REALIZED GAIN (LOSS)


Details underlying realized gain (loss) (in millions) reported on our Statements of Comprehensive Income (Loss) were as follows:

                                                FOR THE YEARS ENDED
                                                   DECEMBER 31,
                                              -----------------------
                                              2013     2012     2011
                                              ------   ------  ------
Total realized gain (loss) related to
   certain investments(1)..................   $ (11)   $ (16)  $ (26)
Variable annuity net derivatives
   results:(2)
   Gross gain (loss).......................      (3)      (1)     --
   Associated amortization of DAC,
      VOBA, DSI and DFEL...................      (1)      (2)     (1)
                                              ------   ------  ------
         Total realized gain (loss)........   $ (15)   $ (19)  $ (27)
                                              ======   ======  ======

-------------
(1)  See "Realized Gain (Loss) Related to Certain Investments" section in Note
     3.
(2) Includes the net difference in the change in embedded derivative reserves of our GLB products.



--------------------------------------------------------------------------------
13. COMMISSIONS AND OTHER EXPENSES


Details underlying commissions and other expenses (in millions) were as follows:

                                           FOR THE YEARS ENDED
                                              DECEMBER 31,
                                      ---------------------------
                                       2013       2012       2011
                                      -----      -----      -----
Commissions.....................      $  97      $  82      $  80
General and administrative
   expenses.....................         78         79         68
DAC and VOBA deferrals
   and interest, net of
   amortization.................         12         11         22
Taxes, licenses and fees........         17         19         36
                                      -----      -----      -----
      Total.....................      $ 204      $ 191      $ 206
                                      =====      =====      =====






--------------------------------------------------------------------------------
14. PENSION, POSTRETIREMENT HEALTH CARE AND LIFE INSURANCE BENEFIT PLANS


LNC and LNL maintain qualified funded defined benefit pension plans in which many of our employees are participants. LNC and LNL also maintain non-qualified, unfunded defined benefit pension plans for certain employees. In addition, for certain former employees, we have supplemental retirement plans that provide defined benefit pension benefits in excess of limits imposed by federal tax law. All of our defined benefit pension plans are frozen, and there are no new participants and no future accruals of benefits from the date of the freeze.

The eligibility requirements for each plan are described in each plan document and vary for each plan based on completion of a specified period of continuous service and date of hire, subject to age limitations. The frozen pension plan benefits are calculated either on a traditional final pay or cash balance formula. Those formulas are based upon years of credited service and eligible earnings as defined in each plan document. The traditional formula provides benefits stated in terms of a single life annuity payable at age 65. The cash balance formula provides benefits stated as a lump sum hypothetical account balance. That account balance equals the sum of the employee's accumulated annual benefit credits plus interest credits. Benefit credits, which are based on years of service and base salary plus bonus, ceased as of the dates the plan was frozen. Interest credits continue until the participant's benefit is paid.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
14. PENSION, POSTRETIREMENT HEALTH CARE AND LIFE INSURANCE BENEFIT PLANS (CONTINUED)


LNC and LNL also sponsor a voluntary employees' beneficiary association ("VEBA") trust that provides postretirement medical, dental and life insurance benefits to retired full-time employees and agents who, depending on the plan, have worked for us for at least 10 years and attained age 55 (age 60 for agents). VEBAs are a special type of tax-exempt trust used to provide benefits that are subject to preferential tax treatment under the Internal Revenue Code. Medical and dental benefits are available to spouses and other eligible dependents of retired employees and agents. Retirees may be required to contribute toward the cost of these benefits. Eligibility and the amount of required contribution for these benefits varies based upon a variety of factors including years of service and year of retirement.



--------------------------------------------------------------------------------
15. DEFINED CONTRIBUTION AND DEFERRED COMPENSATION PLANS


DEFINED CONTRIBUTION PLANS

LNC and LNL sponsor defined contribution plans, which include 401(k) and money purchase plans, for eligible employees and agents, including those of LLANY. LNC and LNL make contributions and matching contributions to each of the active plans in accordance with the plan documents and various limitations under
Section 401(a) of the Internal Revenue Code of 1986, as amended. For the years ended December 31, 2013, 2012 and 2011, expenses for these plans were $3 million, $3 million and $2 million, respectively.

DEFERRED COMPENSATION PLANS

LNC and LNL sponsor six separate non-qualified, unfunded, deferred compensation plans for employees, agents and non-employee directors. LLANY participates in five of these deferred compensation plans. LLANY's associated liability for these plans was $3 million and $2 million as of December 31, 2013 and 2012, respectively, which is reported in other liabilities on our Balance Sheets.

DEFERRED COMPENSATION PLAN FOR EMPLOYEES
Participants may elect to defer a portion of their compensation as defined by the plan. Participants may select from prescribed "phantom" investment options that are used as measures for calculating the returns that are notionally credited to their accounts. Under the terms of the plan, LNC agrees to pay out amounts based upon the aggregate performance of the investment measures selected by the participants. LNC makes matching contributions based upon amounts placed into the plan by individuals after participants have exceeded applicable limits of the Internal Revenue Code applicable to 401(k) plans. The amounts of LNC contributions are calculated in accordance with the plan document. Our expenses for this plan were less than $1 million for the years ended December 31, 2013, 2012 and 2011.

DEFERRED COMPENSATION PLANS FOR AGENTS
LNL sponsors three deferred compensation plans for certain eligible agents. Participants may elect to defer a portion of their compensation as defined by the respective plan. Participants may select from prescribed "phantom" investment options that are used as measures for calculating the returns that are notionally credited to their accounts. Under the terms of these plans, LNL agrees to pay out amounts based upon the aggregate performance of the investment measures selected by the participants. The amounts of LNL's contributions are calculated and made in accordance with the plans' documents. Our expenses for these plans were not significant for the years ended December 31, 2013, 2012 and 2011.



--------------------------------------------------------------------------------
16. STOCK-BASED INCENTIVE COMPENSATION PLANS


Our employees and agents are included in LNC's two stock-based incentive plans that provide for the issuance of stock options, performance shares (performance-vested shares as opposed to time-vested shares), stock appreciation rights, restricted stock units and restricted stock awards ("nonvested stock"). LNC issues new shares to satisfy option exercises. Total compensation expense for stock-based incentive compensation plans was not material for the years ended December 31, 2013, 2012, and 2011.



--------------------------------------------------------------------------------
17. STATUTORY INFORMATION AND RESTRICTIONS


We prepare financial statements in accordance with statutory accounting principles ("SAP") prescribed or permitted by the New York Department of Insurance, which may vary materially from GAAP.

Prescribed SAP includes the Accounting Practices and Procedures Manual of the National Association of Insurance Commissioners ("NAIC") as well as state laws, regulations and administrative rules. Permitted SAP encompasses all accounting practices not so prescribed. The principal differences between statutory financial statements and financial statements prepared in accordance with GAAP are that statutory financial statements do not reflect DAC, some bond portfolios may be carried at amortized cost, assets and liabilities are presented net of reinsurance, contract holder liabilities are generally valued using more conservative assumptions and certain assets are non-admitted.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
17. STATUTORY INFORMATION AND RESTRICTIONS (CONTINUED)


We are subject to the applicable laws and regulations of our state of domicile. Changes in these laws and regulations could change capital levels or capital requirements for the Company.

Specified statutory information (in millions) was as follows:

                                                  AS OF DECEMBER 31,
                                                  ------------------
                                                  2013         2012
                                                  -----       ------
U.S. capital and surplus......................     $713         $648

                                               FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                             ----------------------
                                              2013   2012    2011
                                             ------  -----  -------
U.S. net gain (loss) from operations,
   after-tax...............................  $ 166   $ 82   $  (99)
U.S. net income (loss).....................    161     74     (121)
U.S. dividends to LNL......................     --     --       73

The increase in statutory net income (loss) when comparing 2013 to 2012 was due primarily to an increase in favorable tax items over prior year and favorable reserve development in variable annuities due to improvements in the equity market and higher forward interest rates.

The increase in statutory net income (loss) when comparing 2012 to 2011 was due primarily to a decrease in realized losses in invested assets, an increase in favorable tax items over prior year and favorable reserve development in variable annuities due to improvements in the equity market and less volatility in the forward interest rates.

Our state of domicile, New York, has adopted certain prescribed accounting practices that differ from those found in NAIC SAP. These prescribed practices are the use of continuous Commissioners Annuity Reserve Valuation Method ("CARVM") in the calculation of reserves and the use of a more conservative valuation interest rate on certain annuities.

The favorable (unfavorable) effects on statutory surplus compared to NAIC statutory surplus from the use of these prescribed practices (in millions) were as follows:

                                                  AS OF DECEMBER 31,
                                                  ------------------
                                                  2013         2012
                                                  -----        -----
Calculation of reserves using
   continuous CARVM...........................     $(2)         $(2)
Conservative valuation rate on certain
   annuities..................................      (1)          (1)



During the third quarter of 2013, the New York Department of Financial Services ("NYDFS") announced that it would not recognize the NAIC revisions to Actuarial Guideline 38 in applying the New York law governing the reserves to be held for UL and VUL products containing secondary guarantees. The change, effective December 31, 2013, impacts the Company, notwithstanding that the Company discontinued the sale of these products in early 2013. We expect to phase in the increase in reserves over five years beginning with 2013. As such, we increased reserves by $90 million as of December 31, 2013. The additional increase in reserves over the next four years is subject to on-going discussions with the NYDFS. However, we do not expect the amount for each of the remaining years to exceed $90 million per year.

The NAIC has adopted Risk-Based Capital ("RBC") requirements for life insurance companies to evaluate the adequacy of statutory capital and surplus in relation to investment and insurance risks. The requirements provide a means of measuring the minimum amount of statutory surplus appropriate for an insurance company to support its overall business operations based on its size and risk profile. Under RBC requirements, regulatory compliance is determined by the ratio of a company's total adjusted capital, as defined by the NAIC, to its company action level of RBC (known as the "RBC ratio"), also as defined by the NAIC. The company action level may be triggered if the RBC ratio is between 75% and 100%, which would require the insurer to submit a plan to the regulator detailing corrective action it proposes to undertake. As of December 31, 2013, the Company's RBC ratio was approximately four times the aforementioned company action level.

We are subject to certain insurance department regulatory restrictions as to the transfer of funds and payment of dividends to LNL. Under New York laws and regulations, we may pay dividends to LNL without prior approval of the Superintendent of the New York Department of Insurance provided such dividend, along with all other dividends paid within the preceding 12 consecutive months, would not exceed the statutory limitation. The current statutory limitation is the lesser of 10% of surplus to contract holders as of the immediately preceding calendar year or net gain from operations for the immediately preceding calendar year, not including realized capital gains. We expect we could pay dividends of approximately $71 million in 2014 without New York Department of Insurance approval.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
18. FAIR VALUE OF FINANCIAL INSTRUMENTS


The carrying values and estimated fair values of our financial instruments (in millions) were as follows:

                                                                                                  AS OF DECEMBER 31,
                                                                                  --------------------------------------------------
                                                                                           2013                       2012
                                                                                  -----------------------    -----------------------
                                                                                   CARRYING       FAIR       CARRYING       FAIR
                                                                                     VALUE        VALUE        VALUE        VALUE
                                                                                  ----------    ---------    ---------    ----------
ASSETS
Investments:
AFS securities:
   Fixed maturity securities...................................................    $  7,259     $  7,259     $  7,580     $   7,580
   Equity securities...........................................................          --           --            3             3
Mortgage loans on real estate..................................................         521          511          423           448
Cash and invested cash.........................................................          10           10           54            54
Reinsurance related embedded derivatives.......................................           8            8            9             9
Other assets - GLB reserves embedded derivatives(1)............................          36           36           --            --
Separate account assets........................................................       4,099        4,099        3,195         3,195
LIABILITIES
Other contract holder funds:
   Remaining guaranteed interest and similar contracts.........................         (54)         (54)         (65)          (65)
   Account values of certain investment contracts..............................      (1,385)      (1,440)      (1,374)       (1,570)
Short-term debt................................................................         (11)         (11)          --            --
Other liabilities - GLB reserves embedded derivatives(1).......................         (36)         (36)         (51)          (51)
BENEFIT PLANS' ASSETS(3).......................................................                       --                         --

-------------
(1)  GLB reserves embedded derivatives are fully ceded to LNL.


VALUATION METHODOLOGIES AND ASSOCIATED INPUTS FOR FINANCIAL INSTRUMENTS NOT CARRIED AT FAIR VALUE

The following discussion outlines the methodologies and assumptions used to determine the fair value of our financial instruments not carried at fair value on our Balance Sheets. Considerable judgment is required to develop these assumptions used to measure fair value. Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of our financial instruments.

MORTGAGE LOANS ON REAL ESTATE
The fair value of mortgage loans on real estate is established using a discounted cash flow method based on credit rating, maturity and future income. The ratings for mortgages in good standing are based on property type, location, market conditions, occupancy, debt-service coverage, loan-to-value, quality of tenancy, borrower and payment record. The fair value for impaired mortgage loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate, the loan's market price or the fair value of the collateral if the loan is collateral dependent. The inputs used to measure the fair value of our mortgage loans on real estate are classified as Level 2 within the fair value hierarchy.



OTHER CONTRACT HOLDER FUNDS
Other contract holder funds include remaining guaranteed interest and similar contracts and account values of certain investment contracts. The fair value for the remaining guaranteed interest and similar contracts is estimated using discounted cash flow calculations as of the balance sheet date. These calculations are based on interest rates currently offered on similar contracts with maturities that are consistent with those remaining for the contracts being valued. As of December 31, 2013 and 2012, the remaining guaranteed interest and similar contracts carrying value approximated fair value. The fair value of the account values of certain investment contracts is based on their approximate surrender value as of the balance sheet date. The inputs used to measure the fair value of our other contract holder funds are classified as Level 3 within the fair value hierarchy.

SHORT-TERM DEBT
The carrying value of short-term debt approximates fair value. The inputs used to measure the fair value of our short-term debt are classified as Level 2 within the fair value hierarchy.

FINANCIAL INSTRUMENTS CARRIED AT FAIR VALUE

We did not have any assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2013 or 2012, and we noted no changes in our valuation methodologies between these periods.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
18. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)


The following summarizes our financial instruments carried at fair value (in millions) on a recurring basis by the fair value hierarchy levels described above:

                                                                                             AS OF DECEMBER 31, 2013
                                                                            --------------------------------------------------------
                                                                              QUOTED
                                                                              PRICES
                                                                             IN ACTIVE
                                                                            MARKETS FOR    SIGNIFICANT     SIGNIFICANT
                                                                             IDENTICAL     OBSERVABLE     UNOBSERVABLE       TOTAL
                                                                              ASSETS         INPUTS          INPUTS          FAIR
                                                                             (LEVEL 1)      (LEVEL 2)       (LEVEL 3)        VALUE
                                                                            -----------    -----------   --------------    ---------
ASSETS
Investments:
   Fixed maturity AFS securities:
      Corporate bonds...................................................       $   5        $   6,161         $  73        $  6,239
      U.S. government bonds.............................................          31                1            --              32
      Foreign government bonds..........................................          --               43             2              45
      RMBS..............................................................          --              484            --             484
      CMBS..............................................................          --               47             2              49
      CLOs..............................................................          --                7            11              18
      State and municipal bonds.........................................          --              298            --             298
      Hybrid and redeemable preferred securities........................          --               93             1              94
Cash and invested cash..................................................          --               10            --              10
Separate account assets.................................................          78            4,021            --           4,099
Reinsurance related embedded derivatives................................          --                8            --               8
Other assets - GLB reserves embedded derivatives........................          --               --            36              36
                                                                            -----------    -----------   --------------    ---------
        Total assets....................................................       $ 114        $  11,173         $ 125        $ 11,412
                                                                            ===========    ===========   ==============    =========
LIABILITIES
Other liabilities - GLB reserves embedded derivatives...................       $  --        $      --         $ (36)       $    (36)
                                                                            -----------    -----------   --------------    ---------
      Total liabilities.................................................       $  --        $      --         $ (36)       $    (36)
                                                                            ===========    ===========   ==============    =========

                                                                                             AS OF DECEMBER 31, 2012
                                                                            --------------------------------------------------------
                                                                              QUOTED
                                                                              PRICES
                                                                             IN ACTIVE
                                                                            MARKETS FOR    SIGNIFICANT     SIGNIFICANT
                                                                             IDENTICAL     OBSERVABLE     UNOBSERVABLE       TOTAL
                                                                              ASSETS         INPUTS          INPUTS          FAIR
                                                                             (LEVEL 1)      (LEVEL 2)       (LEVEL 3)        VALUE
                                                                            -----------    -----------   --------------    ---------
ASSETS
Investments:
   Fixed maturity AFS securities:
      Corporate bonds...................................................       $   5        $   6,192         $  83        $  6,280
      U.S. government bonds.............................................          34                2            --              36
      Foreign government bonds..........................................          --               52            --              52
      RMBS..............................................................          --              670            --             670
      CMBS..............................................................          --               75             3              78
      CLOs..............................................................          --                9             6              15
      State and municipal bonds.........................................          --              341            --             341
      Hybrid and redeemable preferred securities........................          --              104             4             108
   Equity AFS securities................................................           3               --            --               3
Cash and invested cash..................................................          --               54            --              54
Reinsurance related embedded derivatives................................          --                9            --               9
Separate account assets.................................................          68            3,127            --           3,195
                                                                            -----------    -----------   --------------    ---------
        Total assets....................................................       $ 110        $  10,635         $  96        $ 10,841
                                                                            ===========    ===========   ==============    =========
LIABILITIES
Other liabilities - GLB reserves embedded derivatives...................       $  --        $      --         $ (51)       $    (51)
                                                                            -----------    -----------   --------------    ---------
      Total liabilities.................................................       $  --        $      --         $ (51)       $    (51)
                                                                            ===========    ===========   ==============    =========

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
18. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)


The following summarizes changes to our financial instruments carried at fair value (in millions) and classified within Level 3 of the fair value hierarchy. This summary excludes any effect of amortization of DAC, VOBA, DSI and DFEL. The gains and losses below may include changes in fair value due in part to observable inputs that are a component of the valuation methodology.




                                                                               FOR THE YEAR ENDED DECEMBER 31, 2013
                                                              ----------------------------------------------------------------------
                                                                                                   PURCHASES,
                                                                                         GAINS     ISSUANCES,    TRANSFERS
                                                                             ITEMS     (LOSSES)      SALES,        IN OR
                                                                           INCLUDED       IN       MATURITIES,      OUT
                                                               BEGINNING      IN          OCI     SETTLEMENTS,      OF        ENDING
                                                                 FAIR         NET         AND        CALLS,      LEVEL 3,      FAIR
                                                                 VALUE      INCOME       OTHER         NET       NET(1)(2)     VALUE
                                                              ----------   --------    --------   ------------   ---------   -------
Investments:(3)
   Fixed maturity AFS securities:
     Corporate bonds......................................      $  83        $   4       $ 3          $ 4          $ (21)     $  73
     Foreign government bonds.............................         --           --        --            2             --          2
     CMBS.................................................          3           --        --           (1)            --          2
     CLOs.................................................          6           --        --            5             --         11
     Hybrid and redeemable preferred securities...........          4           --        (1)          (2)            --          1
Other assets - GLB reserves embedded derivatives(4).......         51          (87)       --           --             72         36
Other liabilities - GLB reserves embedded derivatives(4)..        (51)          87        --           --            (72)       (36)
                                                              ----------   --------    --------   ------------   ---------   -------
        Total, net........................................      $  96        $   4       $ 2          $ 8          $ (21)     $  89
                                                              ==========   ========    ========   ============   =========   =======

                                                                               FOR THE YEAR ENDED DECEMBER 31, 2012
                                                              ----------------------------------------------------------------------
                                                                                                   PURCHASES,
                                                                                         GAINS     ISSUANCES,    TRANSFERS
                                                                             ITEMS     (LOSSES)      SALES,        IN OR
                                                                           INCLUDED       IN       MATURITIES,      OUT
                                                               BEGINNING      IN          OCI     SETTLEMENTS,      OF        ENDING
                                                                 FAIR         NET         AND        CALLS,      LEVEL 3,      FAIR
                                                                 VALUE      INCOME       OTHER         NET        NET(1)       VALUE
                                                              ----------   ---------   --------   ------------   ---------   -------
Investments:((3))
   Fixed maturity AFS securities:
     Corporate bonds........................................    $  140       $  4        $ (2)        $(5)         $ (54)     $  83
     U.S. government bonds..................................         1         --          --          (1)            --         --
     RMBS...................................................         2         --          --          (1)            (1)        --
     CMBS...................................................         4         (1)          1          --             (1)         3
     CLOs...................................................         3         --          --           6             (3)         6
     Hybrid and redeemable preferred securities.............        10         --           1          --             (7)         4
Other liabilities - GLB reserves embedded derivatives((4))..      (101)        50          --          --             --        (51)
                                                              ----------   ---------   --------   ------------   ---------   -------
        Total, net..........................................    $   59       $ 53        $ --         $(1)         $ (66)     $  45
                                                              ==========   =========   ========   ============   =========   =======

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
18. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)



                                                                              FOR THE YEAR ENDED DECEMBER 31, 2011
                                                             -----------------------------------------------------------------------
                                                                                                  PURCHASES,
                                                                                        GAINS     ISSUANCES,    TRANSFERS
                                                                            ITEMS     (LOSSES)      SALES,        IN OR
                                                                          INCLUDED       IN       MATURITIES,      OUT
                                                              BEGINNING      IN          OCI     SETTLEMENTS,      OF        ENDING
                                                                FAIR         NET         AND        CALLS,      LEVEL 3,      FAIR
                                                                VALUE      INCOME       OTHER         NET        NET(1)       VALUE
                                                             ----------   ---------   --------   ------------   ---------   --------
Investments:(3)
   Fixed maturity AFS securities:
     Corporate bonds......................................     $  139       $   3       $  1        $  (7)        $  4      $   140
     U.S. government bonds................................          1          --         --           --           --            1
     Foreign government bonds.............................          1          --         --           --           (1)          --
     RMBS.................................................          2          --         --           --           --            2
     CMBS.................................................         15         (10)        13          (14)          --            4
     CLOs.................................................          3          --         --           --           --            3
     Hybrid and redeemable preferred securities...........          4          --          3           (6)           9           10
Other liabilities - GLB reserves embedded
   derivatives((4)).......................................        (24)        (77)        --           --           --         (101)
                                                             ----------   ---------   --------   ------------   ---------   --------
        Total, net........................................     $  141       $ (84)      $ 17        $ (27)        $ 12      $    59
                                                             ==========   =========   ========   ============   =========   ========

--------------
(1) Transfers in or out of Level 3 for AFS securities are displayed at amortized cost as of the beginning-of-year. For AFS securities, the difference between beginning-of-year amortized cost and beginning-of-year fair value was included in OCI and earnings, respectively, in prior years.
(2) Transfers in or out of Level 3 for GLB reserves embedded derivatives represent reclassifications between other assets and other liabilities on our Balance Sheets.
(3) Amortization and accretion of premiums and discounts are included in net investment income on our Statements of Comprehensive Income (Loss). Gains (losses) from sales, maturities, settlements and calls and OTTI are included in realized gain (loss) on our Statements of Comprehensive Income
     (Loss).
(4) Gains (losses) from sales, maturities, settlements and calls are included in realized gain (loss) on our Statements of Comprehensive Income
     (Loss).

The following provides the components of the items included in issuances, sales, maturities, settlements and calls, net, excluding any effect of amortization of DAC, VOBA, DSI and DFEL and changes in future contract benefits, (in millions) as reported above:

                                                                              FOR THE YEAR ENDED DECEMBER 31, 2013
                                                            ------------------------------------------------------------------------
                                                             ISSUANCES     SALES     MATURITIES      SETTLEMENTS    CALLS      TOTAL
                                                            ----------     -----     ----------     ------------    -----     ------
Investments:
   Fixed maturity AFS securities:
     Corporate bonds.....................................      $ 19        $ --        $ (13)           $(2)        $ --       $  4
     Foreign government bonds............................         2          --           --             --           --          2
     CMBS................................................        --          --           --             (1)          --         (1)
     CLOs................................................         5          --           --             --           --          5
     Hybrid and redeemable preferred securities..........        --          (2)          --             --           --         (2)
                                                            ----------     -----     ----------     ------------    -----     ------
        Total, net.......................................      $ 26        $ (2)       $ (13)           $(3)        $ --       $  8
                                                            ==========     =====     ==========     ============    =====     ======

                                                                              FOR THE YEAR ENDED DECEMBER 31, 2012
                                                            ------------------------------------------------------------------------
                                                             ISSUANCES     SALES     MATURITIES      SETTLEMENTS    CALLS      TOTAL
                                                            ----------     -----     ----------     ------------    -----     ------
Investments:
   Fixed maturity AFS securities:
     Corporate bonds.....................................      $ --        $ --         $ --            $(3)        $ (2)      $ (5)
     U.S. government bonds...............................        --          --           --             (1)          --         (1)
     RMBS................................................        --          --           (1)            --           --         (1)
     CLOs................................................         6          --           --             --           --          6
                                                            ----------     -----     ----------     ------------    -----     ------
        Total, net.......................................      $  6        $ --         $ (1)           $(4)        $ (2)      $ (1)
                                                            ==========     =====     ==========     ============    =====     ======

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
18. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)



                                                                              FOR THE YEAR ENDED DECEMBER 31, 2011
                                                             -----------------------------------------------------------------------
                                                              ISSUANCES     SALES    MATURITIES      SETTLEMENTS     CALLS     TOTAL
                                                             ----------    ------    -----------    ------------     -----    ------
Investments:
   Fixed maturity AFS securities:
     Corporate bonds......................................      $ 14       $  (6)        $(6)          $   (8)       $ (1)    $  (7)
     CMBS.................................................        --         (12)         --               (2)         --       (14)
     Hybrid and redeemable preferred securities...........        --          (6)         --               --          --        (6)
                                                             ----------    ------    -----------    ------------     -----    ------
        Total, net........................................      $ 14       $ (24)        $(6)          $  (10)       $ (1)    $ (27)
                                                             ==========    ======    ===========    ============     =====    ======



The following summarizes changes in unrealized gains (losses) included in net income, excluding any effect of amortization of DAC, VOBA, DSI and DFEL and changes in future contract benefits, related to financial instruments carried at fair value classified within Level 3 that we still held (in millions):

                                              FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                           ------------------------
                                            2013     2012    2011
                                           -------   -----   ------
Other assets - GLB reserves
   embedded derivatives(1)..............   $ (100)   $ --    $  --
Other liabilities - GLB reserves
   embedded derivatives(1)..............      100      58      (69)

--------------
(1)  Included in realized gain (loss) on our Statements of Comprehensive Income
     (Loss).

The following provides the components of the transfers in and out of Level 3 (in millions) as reported above:

                                              FOR THE YEAR ENDED
                                               DECEMBER 31, 2013
                                       --------------------------------
                                        TRANSFERS    TRANSFERS
                                          IN TO       OUT OF
                                         LEVEL 3      LEVEL 3     TOTAL
                                       ----------   ----------   ------
Investments:
   Fixed maturity AFS securities:
      Corporate bonds................     $ 8         $ (29)     $ (21)
      Hybrid and redeemable
         preferred securities........       1            (1)        --
                                       ----------   ----------   ------
         Total, net..................     $ 9         $ (30)     $ (21)
                                       ==========   ==========   ======

                                              FOR THE YEAR ENDED
                                               DECEMBER 31, 2012
                                       --------------------------------
                                        TRANSFERS    TRANSFERS
                                          IN TO       OUT OF
                                         LEVEL 3      LEVEL 3     TOTAL
                                       ----------   ----------   ------
Investments:
   Fixed maturity AFS securities:
      Corporate bonds................     $  2        $ (56)     $ (54)
      RMBS...........................       --           (1)        (1)
      CMBS...........................       --           (1)        (1)
      CLOs...........................       --           (3)        (3)
      Hybrid and redeemable
         preferred securities........        3          (10)        (7)
                                       ----------   ----------   ------
         Total, net..................     $  5        $ (71)     $ (66)
                                       ==========   ==========   ======


                                              FOR THE YEAR ENDED
                                               DECEMBER 31, 2011
                                       --------------------------------
                                        TRANSFERS    TRANSFERS
                                          IN TO       OUT OF
                                         LEVEL 3      LEVEL 3     TOTAL
                                       ----------   ----------   ------
Investments:
   Fixed maturity AFS securities:
      Corporate bonds................     $ 24        $ (20)      $  4
      Foreign government
         bonds.......................       --           (1)        (1)
      Hybrid and redeemable
         preferred securities........        9           --          9
                                       ----------   ----------   ------
         Total, net..................     $ 33        $ (21)      $ 12
                                       ==========   ==========   ======

Transfers in and out of Level 3 are generally the result of observable market information on a security no longer being available or becoming available to our pricing vendors. For the years ended December 31, 2013, 2012 and 2011, our corporate bonds and hybrid and redeemable preferred securities transfers in and out were attributable primarily to the securities' observable market information no longer being available or becoming available. Transfers in and out of Levels 1 and 2 are generally the result of a change in the type of input used to measure the fair value of an asset or liability at the end of the reporting period. When quoted prices in active markets become available, transfers from Level 2 to Level 1 will result. When quoted prices in active markets become unavailable, but we are able to employ a valuation methodology using significant observable inputs, transfers from Level 1 to Level 2 will result. For the years ended December 31, 2013, 2012 and 2011, the transfers between Levels 1 and 2 of the fair value hierarchy were less than $1 million for our financial instruments carried at fair value.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
18. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)


The following summarizes the fair value (in millions), valuation techniques and significant unobservable inputs of the Level 3 fair value measurements as of December 31, 2013:

                                        FAIR            VALUATION                        SIGNIFICANT                 ASSUMPTION OR
                                        VALUE           TECHNIQUE                    UNOBSERVABLE INPUTS             INPUT RANGES
                                       -------  -------------------------  --------------------------------------  ----------------
ASSETS
Investments:
   Fixed maturity AFS securities:
         Corporate bonds.............  $   66   Discounted cash flow       Liquidity/duration adjustment(1)        1.6% - 8.8%
         Foreign government bonds....       2   Discounted cash flow       Liquidity/duration adjustment(1)        3.4%
Other assets - GLB reserves
   embedded derivatives..............      36   Discounted cash flow       Long-term lapse rate(2)                 1% - 27%
                                                                           Utilization of guaranteed
                                                                              withdrawals(3)                       90% - 100%
                                                                           Claims utilization factor(4)            60% - 100%
                                                                           Premiums utilization factor(4)          77% - 132%
                                                                           NPR(5)                                  0% - 0.53%
                                                                           Mortality rate(6)                              (8)
                                                                           Volatility(7)                           1% - 28%
LIABILITIES
Other liabilities - GLB reserves
   embedded derivatives..............     (36)  Discounted cash flow       Long-term lapse rate(2)                 1% - 27%
                                                                           Utilization of guaranteed
                                                                              withdrawals(3)                       90% - 100%
                                                                           Claims utilization factor(4)            60% - 100%
                                                                           Premiums utilization factor(4)          77% - 132%
                                                                           NPR(5)                                  0% - 0.53%
                                                                           Mortality rate(6)                              (8)
                                                                           Volatility(7)                           1% - 28%

---------------
(1) The liquidity/duration adjustment input represents an estimated market participant composite of adjustments attributable to liquidity premiums, expected durations, structures and credit quality that would be applied to the market observable information of an investment.
(2) The lapse rate input represents the estimated probability of a contract surrendering during a year, and thereby forgoing any future benefits.
(3) The utilization of guaranteed withdrawals input represents the estimated percentage of contractor holders that utilize the guaranteed withdrawal feature.
(4) The utilization factors are applied to the present value of claims or premiums, as appropriate, in the GLB reserve calculation to estimate the impact of inefficient withdrawal behavior, including taking less than or more than the maximum guaranteed withdrawal.
(5) The NPR input represents the estimated additional credit spread that market participants would apply to the market observable discount rate when pricing a contract.
(6) The mortality rate input represents the estimated probability of when an individual belonging to a particular group, categorized according to age or some other factor such as gender, will die.
(7) The volatility input represents overall volatilities assumed for the underlying variable annuity funds, which include a mixture of equity and fixed-income assets. Fair value of the variable annuity GLB embedded derivatives would increase if higher volatilities were used for valuation.
(8) The mortality rate is based on a combination of company and industry experience, adjusted for improvement factors.


From the table above, we have excluded Level 3 fair value measurements obtained from independent, third-party pricing sources. We do not develop the significant inputs used to measure the fair value of these assets and liabilities, and the information regarding the significant inputs is not readily available to us. Independent broker-quoted fair values are non-binding quotes developed by market makers or broker-dealers obtained from third-party sources recognized as market participants. The fair value of a broker-quoted asset or liability is based solely on the receipt of an updated quote from a single market maker or a broker-dealer recognized as a market participant as we do not adjust broker quotes when used as the fair value measurement for an asset or liability. Significant increases or decreases in any of the broker quotes received may result in a significantly higher or lower fair value measurement.

Changes in any of the significant inputs presented in the table above may result in a significant change in the fair value measurement of the asset or liability as follows:

  - INVESTMENTS - An increase in the liquidity/duration adjustment input would result in a decrease in the fair value measurement.
  - GLB RESERVES EMBEDDED DERIVATIVES - Assuming our GLB reserves embedded derivatives are in a liability position: an increase in our lapse rate, NPR or mortality rate inputs would result in a decrease in the fair value measurement; and an increase in the utilization of guarantee withdrawal or volatility inputs would result in an increase in the fair value measurement.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
18. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)



For each category discussed above, the unobservable inputs are not inter-related; therefore, a directional change in one input will not affect the other inputs.



As part of our on-going valuation process, we assess the reasonableness of our valuation techniques or models and make adjustments as necessary. For more information, see "Summary of Significant Accounting Policies" above.



--------------------------------------------------------------------------------
19. SEGMENT INFORMATION


We provide products and services and report results through our Annuities, Retirement Plan Services, Life Insurance and Group Protection segments. We also have Other Operations, which includes the financial data for operations that are not directly related to the business segments. Our reporting segments reflect the manner by which our chief operating decision makers view and manage the business. The following is a brief description of these segments and Other Operations.

The Annuities segment provides tax-deferred investment growth and lifetime income opportunities for its clients by offering fixed (including indexed) and variable annuities.

The Retirement Plan Services segment provides employer-sponsored defined benefit and individual retirement accounts, as well as individual and group variable annuities, group fixed annuities and mutual-fund based programs in the retirement plan marketplace.

The Life Insurance segment focuses in the creation and protection of wealth through life insurance products, including term insurance, a linked-benefit product (which is a UL policy linked with riders that provide for long-term care costs), indexed UL and both single and survivorship versions of UL and VUL, including corporate-owned UL and VUL insurance and bank-owned UL and VUL insurance products.

The Group Protection segment offers group non-medical insurance products, principally term life, universal life, disability, dental, vision, accident and critical illness insurance to the employer market place through various forms of employee-paid and employer- plans. Its products are marketed primarily through a national distribution system of regional group offices. These offices develop business through employee benefit brokers, third-party administrators and other employee benefit firms.

Other Operations includes investments related to excess capital; other corporate investments; benefit plan net liability; the results of certain disability income business; and debt costs.

Segment operating revenues and income (loss) from operations are internal measures used by our management and Board of Directors to evaluate and assess the results of our segments. Income (loss) from operations is GAAP net income excluding the after-tax effects of the following items, as applicable:

  - Realized gains and losses associated with the following ("excluded realized gain (loss)"):
    - Sales or disposals of securities;
    - Impairments of securities;
    - Changes in the fair value of embedded derivatives within certain reinsurance arrangements; and


    - Changes in the fair value of the embedded derivatives of our GLB riders accounted for at fair value, net of the change in the fair value of the derivatives we own to hedge them;
  - Changes in reserves resulting from benefit ratio unlocking on our GDB and GLB riders;
  - Income (loss) from reserve changes, net of related amortization, on business sold through reinsurance;
  - Gains (losses) on early extinguishment of debt;
  - Losses from the impairment of intangible assets;
  - Income (loss) from discontinued operations; and
  - Income (loss) from the initial adoption of new accounting standards.

Operating revenues represent GAAP revenues excluding the pre-tax effects of the following items, as applicable:

  - Excluded realized gain (loss);
  - Revenue adjustments from the initial adoption of new accounting standards;
  - Amortization of DFEL arising from changes in GDB and GLB benefit ratio unlocking; and
  - Amortization of deferred gains arising from reserve changes on business sold through reinsurance.

We use our prevailing corporate federal income tax rate of 35% while taking into account any permanent differences for events recognized differently in our financial statements and federal income tax returns when reconciling our non-GAAP measures to the most comparable GAAP measure. Operating revenues and income (loss) from operations do not replace revenues and net income as the GAAP measures of our results of operations.

Segment information (in millions) was as follows:

                                             FOR THE YEARS ENDED
                                                DECEMBER 31,
                                         --------------------------
                                          2013      2012      2011
                                         -------   -------   ------
REVENUES
Operating revenues:
   Annuities........................     $  127    $  119    $ 115
   Retirement Plan Services.........         60        57       56
   Life Insurance...................        561       577      555
   Group Protection.................         95        82       73
   Other Operations.................          6         4       16
Excluded realized
   gain (loss), pre-tax.............        (21)      (23)     (32)
                                         -------   -------   ------
   Total revenues...................     $  828    $  816    $ 783
                                         =======   =======   ======

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
19. SEGMENT INFORMATION (CONTINUED)



                                             FOR THE YEARS ENDED
                                                DECEMBER 31,
                                         --------------------------
                                          2013     2012      2011
                                         ------    ------   -------
NET INCOME (LOSS)
Income (loss) from operations:
   Annuities........................     $  34     $  24    $   22
   Retirement Plan Services.........         4         3         4
   Life Insurance...................        61        94        62
   Group Protection.................        (1)       (4)        1
   Other Operations.................         7        (8)       (1)
Excluded realized
   gain (loss), after-tax...........       (14)      (15)      (21)
Impairment of intangibles,
   after-tax........................        --        --      (102)
                                         ------    ------   -------
   Net income (loss)................     $  91     $  94    $  (35)
                                         ======    ======   =======

                                             FOR THE YEARS ENDED
                                                DECEMBER 31,
                                         -------------------------
                                          2013      2012      2011
                                         ------    ------    -----
NET INVESTMENT INCOME
Annuities...........................     $   59    $   63    $  66
Retirement Plan Services............         55        52       51
Life Insurance......................        291       294      278
Group Protection....................          8         8        6
Other Operations....................          6         4       16
                                         ------    ------    -----
   Total net investment income......     $  419    $  421    $ 417
                                         ======    ======    =====

                                             FOR THE YEARS ENDED
                                                DECEMBER 31,
                                         -------------------------
                                          2013      2012      2011
                                         -----      ----      ----
AMORTIZATION OF DAC AND
   VOBA, NET OF INTEREST
Annuities...........................      $ 13      $ 13      $ 14
Retirement Plan Services............        --         1         1
Life Insurance......................        77        63        74
Group Protection....................         3         2         2
                                         -----      ----      ----
   Total amortization of DAC and
      VOBA, net of interest.........      $ 93      $ 79      $ 91
                                         =====      ====      ====



                                             FOR THE YEARS ENDED
                                                DECEMBER 31,
                                         --------------------------
                                          2013      2012      2011
                                         ------     -----     -----
FEDERAL INCOME TAX
   EXPENSE (BENEFIT)
Annuities...........................      $ 10      $  7      $  6
Retirement Plan Services............         1         1         2
Life Insurance......................        32        48        32
Group Protection....................        (1)       (1)        1
Other Operations....................         2        11        (1)
Excluded realized gain (loss).......        (7)       (7)      (11)
                                         ------     -----     -----
   Total federal income tax
      expense (benefit).............      $ 37      $ 59      $ 29
                                         ======     =====     =====

                                                AS OF DECEMBER 31,
                                               ---------------------
                                                 2013        2012
                                               ---------   ---------
ASSETS
Annuities...................................   $   4,651   $   4,130
Retirement Plan Services....................       1,674       1,595
Life Insurance..............................       7,010       6,889
Group Protection............................         175         151
Other Operations............................         154         160
                                               ---------   ---------
   Total assets.............................   $  13,664   $  12,925
                                               =========   =========




--------------------------------------------------------------------------------
20. SUPPLEMENTAL DISCLOSURES OF CASH FLOW DATA


The following summarizes our supplemental cash flow data (in millions):

                                              FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                            ----------------------
                                            2013     2012     2011
                                            -----    ----    -----
Income taxes paid (received)............     $18      $8       $17


LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
21. TRANSACTIONS WITH AFFILIATES


Transactions with affiliates (in millions) recorded on our financial statements were as follows:

                                                       AS OF DECEMBER 31,
                                                      -------------------
                                                      2013           2012
                                                      -----         -----
Assets with affiliates:
   Service agreement receivable(1)...............     $ (4)          $ 10
   Ceded reinsurance contracts(2)................       (5)            73
   Ceded reinsurance contracts(3)................        8              9
Liabilities with affiliates:
   Ceded reinsurance contracts(4)................        7             --

                                             FOR THE YEARS ENDED
                                                DECEMBER 31,
                                          -------------------------
                                           2013     2012      2011
                                          ------    ------    -----
Revenues with affiliates:
   Premiums paid on ceded
      reinsurance contracts(5)........    $ (16)    $ (14)    $(17)
   Fees for management of
      general account(6)..............       (6)       (6)      --
   Realized gains (losses) on ceded
      reinsurance contracts:(7)
      GLB reserves embedded
         derivatives..................      (86)       --       --
      Other gains (losses)............       82        --       --
Benefits and expenses with
   affiliates:
   Service agreement
      payments(7).....................       74        74       65

--------------
(1)   Reported in other assets on our Balance Sheets.
(2)   Reported in reinsurance recoverables on our Balance Sheets.
(3)   Reported in reinsurance related embedded derivatives on our Balance
      Sheets.
(4)   Reported in other liabilities on our Balance Sheets.
(5)   Reported in insurance premiums on our Statements of Comprehensive Income
      (Loss).
(6) Reported in realized gain (loss) on our Statements of Comprehensive Income (Loss).
(7) Reported in net investment income on our Statements of Comprehensive Income (Loss).
(8) Reported in commissions and other expenses on our Statements of Comprehensive Income (Loss).



SERVICE AGREEMENT
In accordance with service agreements with LNL and certain of its affiliates for personnel and facilities usage, general management services and investment management services, we receive services from and provide services to affiliated companies and also receive an allocation of corporate overhead from LNC. Corporate overhead expenses are allocated based on specific methodologies for each function. The majority of the expenses are allocated based on the following methodologies: investments by product, assets under management, weighted policies in force, headcount and sales.

FEES FOR MANAGEMENT OF GENERAL ACCOUNT
On January 4, 2010, LNC closed on a purchase and sale agreement pursuant to which all of the outstanding capital stock of Delaware Management Holdings, Inc. ("Delaware") was sold. In addition, we entered into investment advisory agreements with Delaware, pursuant to which Delaware will continue to manage the majority of our general account insurance assets.

CEDED REINSURANCE CONTRACTS
We cede business to two affiliated companies, LNL and Lincoln National Reinsurance Company (Barbados) Ltd. ("LNBAR"). As discussed in Note 6, we cede the change in the GLB Reserves Embedded Derivatives to LNBAR.

           LINCOLN LIFE & ANNUITY VARIABLE ANNUITY ACCOUNT L

LINCOLN LIFE & ANNUITY VARIABLE ANNUITY ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2013



                                                                                                                      MORTALITY &
                                                                                                                      EXPENSE
                                                                       CONTRACT                       CONTRACT        GUARANTEE
                                                                       PURCHASES                      REDEMPTIONS     CHARGES
                                                                       DUE FROM                       DUE TO          PAYABLE TO
                                                                       LINCOLN LIFE &                 LINCOLN LIFE &  LINCOLN LIFE &
                                                                       ANNUITY                        ANNUITY         ANNUITY
                                                                       COMPANY                        COMPANY         COMPANY
SUBACCOUNT                                               INVESTMENTS   OF NEW YORK      TOTAL ASSETS  OF NEW YORK     OF NEW YORK
------------------------------------------------------------------------------------------------------------------------------------
ABVPSF Global Thematic Growth Class B                   $   1,705,015     $    255     $   1,705,270    $     --         $    46
ABVPSF Growth Class B                                       1,217,647           --         1,217,647       3,372              33
American Century VP Balanced Class I                       10,823,529          453        10,823,982          --             296
American Funds Global Growth Class 2                        3,807,568           --         3,807,568       2,735             104
American Funds Growth Class 2                              20,357,665           --        20,357,665         564             555
American Funds Growth-Income Class 2                        7,479,171        1,716         7,480,887          --             204
American Funds International Class 2                        7,182,706           --         7,182,706         206             196
BlackRock Global Allocation V.I. Class I                      734,032          528           734,560          --              20
Delaware VIP Diversified Income Standard Class              1,972,961          339         1,973,300          --              54
Delaware VIP High Yield Standard Class                      1,585,563           --         1,585,563      20,260              43
Delaware VIP REIT Service Class                             7,736,680       17,999         7,754,679          --             213
Delaware VIP Small Cap Value Service Class                  5,664,355        6,840         5,671,195          --             155
Delaware VIP Smid Cap Growth Service Class                  2,752,420           --         2,752,420       2,268              75
DWS Alternative Asset Allocation VIP Class A                   77,291           24            77,315          --               2
Fidelity VIP Asset Manager Initial Class                   22,839,755        1,144        22,840,899          --             625
Fidelity VIP Contrafund Service Class 2                    13,982,534        4,737        13,987,271          --             381
Fidelity VIP Growth Initial Class                          51,178,175           --        51,178,175      33,591           1,395
Fidelity VIP Money Market Initial Class                        28,955           --            28,955         484              --
Janus Aspen Global Research Institutional Class             8,359,645       24,181         8,383,826          --             228
LVIP Baron Growth Opportunities Service Class              17,845,336       19,411        17,864,747          --             487
LVIP BlackRock Inflation Protected Bond
   Standard Class                                             340,629           52           340,681          --               9
LVIP Clarion Global Real Estate Standard Class                148,746          311           149,057          --               4
LVIP Delaware Bond Standard Class                           2,858,771          255         2,859,026          --              78
LVIP Delaware Diversified Floating Rate
   Service Class                                               32,610           --            32,610          --               1
LVIP Delaware Foundation Aggressive Allocation
   Standard Class                                             101,691           11           101,702          --               3
LVIP Delaware Foundation Conservative Allocation
   Standard Class                                             642,937           --           642,937          12              18
LVIP Delaware Foundation Moderate Allocation
   Standard Class                                             132,580            9           132,589          --               4
LVIP Delaware Growth and Income Standard Class              3,558,816          108         3,558,924          --              97
LVIP Delaware Social Awareness Standard Class               5,395,676          671         5,396,347          --             147
LVIP Global Income Standard Class                             125,697           81           125,778          --               3
LVIP Managed Risk Profile 2010 Standard Class                 144,792           --           144,792          89               4
LVIP Managed Risk Profile 2020 Standard Class               1,302,342          712         1,303,054          --              36
LVIP Managed Risk Profile 2030 Standard Class                 744,363          438           744,801          --              20
LVIP Managed Risk Profile 2040 Standard Class                 871,729        1,132           872,861          --              24
LVIP Managed Risk Profile 2050 Standard Class                  79,167          109            79,276          --               2
LVIP Managed Risk Profile Conservative
   Standard Class                                             646,523          135           646,658          --              18
LVIP Managed Risk Profile Growth Standard Class             3,539,663          769         3,540,432          --              97
LVIP Managed Risk Profile Moderate Standard Class           2,176,922           --         2,176,922       2,642              60
LVIP Mondrian International Value Standard Class            3,094,319           --         3,094,319         620              85
LVIP SSgA Bond Index Standard Class                           302,008           --           302,008          --               8
LVIP SSgA Emerging Markets 100 Standard Class               1,003,074           --         1,003,074         892              27
LVIP SSgA Global Tactical Allocation RPM
   Standard Class                                           1,058,182            3         1,058,185          --              29
LVIP SSgA International Index Standard Class                  106,448           10           106,458          --               3
LVIP SSgA S&P 500 Index Standard Class                     75,054,946       12,553        75,067,499          --           2,048
LVIP SSgA Small-Cap Index Standard Class                   18,450,576        7,363        18,457,939          --             504










SUBACCOUNT                                                NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
ABVPSF Global Thematic Growth Class B                   $   1,705,224
ABVPSF Growth Class B                                       1,214,242
American Century VP Balanced Class I                       10,823,686
American Funds Global Growth Class 2                        3,804,729
American Funds Growth Class 2                              20,356,546
American Funds Growth-Income Class 2                        7,480,683
American Funds International Class 2                        7,182,304
BlackRock Global Allocation V.I. Class I                      734,540
Delaware VIP Diversified Income Standard Class              1,973,246
Delaware VIP High Yield Standard Class                      1,565,260
Delaware VIP REIT Service Class                             7,754,466
Delaware VIP Small Cap Value Service Class                  5,671,040
Delaware VIP Smid Cap Growth Service Class                  2,750,077
DWS Alternative Asset Allocation VIP Class A                   77,313
Fidelity VIP Asset Manager Initial Class                   22,840,274
Fidelity VIP Contrafund Service Class 2                    13,986,890
Fidelity VIP Growth Initial Class                          51,143,189
Fidelity VIP Money Market Initial Class                        28,471
Janus Aspen Global Research Institutional Class             8,383,598
LVIP Baron Growth Opportunities Service Class              17,864,260
LVIP BlackRock Inflation Protected Bond
   Standard Class                                             340,672
LVIP Clarion Global Real Estate Standard Class                149,053
LVIP Delaware Bond Standard Class                           2,858,948
LVIP Delaware Diversified Floating Rate
   Service Class                                               32,609
LVIP Delaware Foundation Aggressive Allocation
   Standard Class                                             101,699
LVIP Delaware Foundation Conservative Allocation
   Standard Class                                             642,907
LVIP Delaware Foundation Moderate Allocation
   Standard Class                                             132,585
LVIP Delaware Growth and Income Standard Class              3,558,827
LVIP Delaware Social Awareness Standard Class               5,396,200
LVIP Global Income Standard Class                             125,775
LVIP Managed Risk Profile 2010 Standard Class                 144,699
LVIP Managed Risk Profile 2020 Standard Class               1,303,018
LVIP Managed Risk Profile 2030 Standard Class                 744,781
LVIP Managed Risk Profile 2040 Standard Class                 872,837
LVIP Managed Risk Profile 2050 Standard Class                  79,274
LVIP Managed Risk Profile Conservative
   Standard Class                                             646,640
LVIP Managed Risk Profile Growth Standard Class             3,540,335
LVIP Managed Risk Profile Moderate Standard Class           2,174,220
LVIP Mondrian International Value Standard Class            3,093,614
LVIP SSgA Bond Index Standard Class                           302,000
LVIP SSgA Emerging Markets 100 Standard Class               1,002,155
LVIP SSgA Global Tactical Allocation RPM
   Standard Class                                           1,058,156
LVIP SSgA International Index Standard Class                  106,455
LVIP SSgA S&P 500 Index Standard Class                     75,065,451
LVIP SSgA Small-Cap Index Standard Class                   18,457,435



See accompanying notes.

LINCOLN LIFE & ANNUITY VARIABLE ANNUITY ACCOUNT L

DECEMBER 31, 2013



                                                                                                                   MORTALITY &
                                                                                                                   EXPENSE
                                                                    CONTRACT                       CONTRACT        GUARANTEE
                                                                    PURCHASES                      REDEMPTIONS     CHARGES
                                                                    DUE FROM                       DUE TO          PAYABLE TO
                                                                    LINCOLN LIFE &                 LINCOLN LIFE &  LINCOLN LIFE &
                                                                    ANNUITY                        ANNUITY         ANNUITY
                                                                    COMPANY                        COMPANY         COMPANY
SUBACCOUNT                                            INVESTMENTS   OF NEW YORK      TOTAL ASSETS  OF NEW YORK     OF NEW YORK
------------------------------------------------------------------------------------------------------------------------------------
LVIP T. Rowe Price Structured Mid-Cap Growth
   Standard Class                                    $  12,513,966     $    914     $  12,514,880    $     --         $   341
LVIP UBS Large Cap Growth RPM Standard Class             1,749,412          145         1,749,557          --              48
NB AMT Large Cap Value I Class                           5,215,090          969         5,216,059          --             142
T. Rowe Price International Stock                        7,571,850           --         7,571,850         768             207










SUBACCOUNT                                             NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
LVIP T. Rowe Price Structured Mid-Cap Growth
   Standard Class                                    $  12,514,539
LVIP UBS Large Cap Growth RPM Standard Class             1,749,509
NB AMT Large Cap Value I Class                           5,215,917
T. Rowe Price International Stock                        7,570,875



See accompanying notes.

LINCOLN LIFE & ANNUITY VARIABLE ANNUITY ACCOUNT L

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2013




                                                                           DIVIDENDS
                                                                           FROM         MORTALITY AND        NET
                                                                           INVESTMENT   EXPENSE              INVESTMENT
SUBACCOUNT                                                                 INCOME       GUARANTEE CHARGES    INCOME (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
ABVPSF Global Thematic Growth Class B                                     $        346      $   (15,455)      $   (15,109)
ABVPSF Growth Class B                                                              277          (10,159)           (9,882)
ABVPSF Growth and Income Class B                                                11,521           (3,497)            8,024
American Century VP Balanced Class I                                           164,550         (103,785)           60,765
American Century VP Inflation Protection Class I                                 3,347           (2,413)              934
American Funds Global Growth Class 2                                            43,384          (34,256)            9,128
American Funds Growth Class 2                                                  170,535         (181,472)          (10,937)
American Funds Growth-Income Class 2                                            90,246          (64,364)           25,882
American Funds International Class 2                                            89,858          (65,279)           24,579
BlackRock Global Allocation V.I. Class I                                         8,144           (6,344)            1,800
Delaware VIP Diversified Income Standard Class                                  51,710          (21,450)           30,260
Delaware VIP High Yield Standard Class                                         122,911          (16,463)          106,448
Delaware VIP REIT Service Class                                                117,642          (87,526)           30,116
Delaware VIP Small Cap Value Service Class                                      25,262          (50,035)          (24,773)
Delaware VIP Smid Cap Growth Service Class                                          --          (23,464)          (23,464)
Dreyfus Opportunistic Small Cap Initial Class                                       --          (50,628)          (50,628)
Dreyfus Stock Index Initial Class                                              136,905         (116,253)           20,652
DWS Alternative Asset Allocation VIP Class A                                     1,242             (767)              475
DWS Equity 500 Index VIP Class A                                                48,921           (9,832)           39,089
DWS Small Cap Index VIP Class A                                                 32,869           (6,870)           25,999
Fidelity VIP Asset Manager Initial Class                                       344,540         (218,581)          125,959
Fidelity VIP Contrafund Service Class 2                                        105,495         (124,153)          (18,658)
Fidelity VIP Equity-Income Initial Class                                            --          (97,973)          (97,973)
Fidelity VIP Growth Initial Class                                              131,265         (452,383)         (321,118)
Fidelity VIP Money Market Initial Class                                              7               --                 7
Janus Aspen Global Research Institutional Class                                 92,307          (76,308)           15,999
LVIP Baron Growth Opportunities Service Class                                   67,062         (156,929)          (89,867)
LVIP BlackRock Inflation Protected Bond Standard Class                           2,203           (2,502)             (299)
LVIP Clarion Global Real Estate Standard Class                                      --           (1,411)           (1,411)
LVIP Delaware Bond Standard Class                                               54,745          (32,854)           21,891
LVIP Delaware Diversified Floating Rate Service Class                              157             (204)              (47)
LVIP Delaware Foundation Aggressive Allocation Standard Class                    1,496             (941)              555
LVIP Delaware Foundation Conservative Allocation Standard Class                 13,567           (6,163)            7,404
LVIP Delaware Foundation Moderate Allocation Standard Class                      2,392           (1,002)            1,390
LVIP Delaware Growth and Income Standard Class                                  56,929          (31,477)           25,452
LVIP Delaware Social Awareness Standard Class                                   62,044          (50,401)           11,643
LVIP Global Income Standard Class                                                  314           (1,607)           (1,293)
LVIP Managed Risk Profile 2010 Standard Class                                    1,875             (794)            1,081
LVIP Managed Risk Profile 2020 Standard Class                                   17,305          (11,470)            5,835
LVIP Managed Risk Profile 2030 Standard Class                                    9,414           (7,063)            2,351
LVIP Managed Risk Profile 2040 Standard Class                                   10,481           (7,825)            2,656
LVIP Managed Risk Profile 2050 Standard Class                                      951             (590)              361
LVIP Managed Risk Profile Conservative Standard Class                           12,240           (8,123)            4,117
LVIP Managed Risk Profile Growth Standard Class                                 59,022          (33,837)           25,185
LVIP Managed Risk Profile Moderate Standard Class                               36,562          (20,706)           15,856
LVIP Mondrian International Value Standard Class                                71,785          (29,245)           42,540
LVIP SSgA Bond Index Standard Class                                              6,027           (2,802)            3,225
LVIP SSgA Emerging Markets 100 Standard Class                                   22,647           (7,603)           15,044
LVIP SSgA Global Tactical Allocation RPM Standard Class                         21,262          (10,130)           11,132
LVIP SSgA International Index Standard Class                                     1,620             (664)              956
LVIP SSgA S&P 500 Index Standard Class                                       1,060,099         (438,193)          621,906
LVIP SSgA Small-Cap Index Standard Class                                       129,721         (107,093)           22,628
LVIP T. Rowe Price Structured Mid-Cap Growth Standard Class                         --         (113,648)         (113,648)
LVIP UBS Large Cap Growth RPM Standard Class                                        --          (15,562)          (15,562)
NB AMT Large Cap Value I Class                                                  55,038          (46,865)            8,173
NB AMT Mid Cap Growth I Class                                                       --          (19,505)          (19,505)
T. Rowe Price International Stock                                               62,167          (72,916)          (10,749)


                                                                                          DIVIDENDS
                                                                                          FROM           TOTAL
                                                                          NET REALIZED    NET REALIZED   NET REALIZED
                                                                          GAIN (LOSS)     GAIN ON        GAIN (LOSS)
SUBACCOUNT                                                                ON INVESTMENTS  INVESTMENTS    ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------
ABVPSF Global Thematic Growth Class B                                      $     23,001   $         --    $     23,001
ABVPSF Growth Class B                                                            31,419             --          31,419
ABVPSF Growth and Income Class B                                                276,375             --         276,375
American Century VP Balanced Class I                                            101,725        200,372         302,097
American Century VP Inflation Protection Class I                                (16,328)        21,473           5,145
American Funds Global Growth Class 2                                            111,851             --         111,851
American Funds Growth Class 2                                                   437,186             --         437,186
American Funds Growth-Income Class 2                                            142,746             --         142,746
American Funds International Class 2                                             22,636             --          22,636
BlackRock Global Allocation V.I. Class I                                          5,480         25,805          31,285
Delaware VIP Diversified Income Standard Class                                    4,265         30,032          34,297
Delaware VIP High Yield Standard Class                                           39,865             --          39,865
Delaware VIP REIT Service Class                                                  81,604             --          81,604
Delaware VIP Small Cap Value Service Class                                      148,376        226,707         375,083
Delaware VIP Smid Cap Growth Service Class                                      147,383        131,366         278,749
Dreyfus Opportunistic Small Cap Initial Class                                  (805,288)            --        (805,288)
Dreyfus Stock Index Initial Class                                             8,074,758        353,359       8,428,117
DWS Alternative Asset Allocation VIP Class A                                        808             --             808
DWS Equity 500 Index VIP Class A                                                678,222         58,112         736,334
DWS Small Cap Index VIP Class A                                                 306,535         79,014         385,549
Fidelity VIP Asset Manager Initial Class                                        117,500         53,447         170,947
Fidelity VIP Contrafund Service Class 2                                         212,152          3,694         215,846
Fidelity VIP Equity-Income Initial Class                                      2,197,443         70,560       2,268,003
Fidelity VIP Growth Initial Class                                               943,458         31,253         974,711
Fidelity VIP Money Market Initial Class                                              --             --              --
Janus Aspen Global Research Institutional Class                                  24,418             --          24,418
LVIP Baron Growth Opportunities Service Class                                   751,774      1,253,330       2,005,104
LVIP BlackRock Inflation Protected Bond Standard Class                           (9,690)        10,459             769
LVIP Clarion Global Real Estate Standard Class                                    7,369             --           7,369
LVIP Delaware Bond Standard Class                                                46,276         36,145          82,421
LVIP Delaware Diversified Floating Rate Service Class                               (33)            --             (33)
LVIP Delaware Foundation Aggressive Allocation Standard Class                     3,301             --           3,301
LVIP Delaware Foundation Conservative Allocation Standard Class                   1,459         10,541          12,000
LVIP Delaware Foundation Moderate Allocation Standard Class                       1,110          3,056           4,166
LVIP Delaware Growth and Income Standard Class                                   78,009         84,979         162,988
LVIP Delaware Social Awareness Standard Class                                   199,819         94,308         294,127
LVIP Global Income Standard Class                                                  (276)           216             (60)
LVIP Managed Risk Profile 2010 Standard Class                                       645             --             645
LVIP Managed Risk Profile 2020 Standard Class                                    19,083             --          19,083
LVIP Managed Risk Profile 2030 Standard Class                                    28,074             --          28,074
LVIP Managed Risk Profile 2040 Standard Class                                    16,616             --          16,616
LVIP Managed Risk Profile 2050 Standard Class                                     2,039             --           2,039
LVIP Managed Risk Profile Conservative Standard Class                            38,734         10,772          49,506
LVIP Managed Risk Profile Growth Standard Class                                  25,354             --          25,354
LVIP Managed Risk Profile Moderate Standard Class                                49,471             --          49,471
LVIP Mondrian International Value Standard Class                                (42,147)            --         (42,147)
LVIP SSgA Bond Index Standard Class                                              (2,619)           931          (1,688)
LVIP SSgA Emerging Markets 100 Standard Class                                   (43,056)            --         (43,056)
LVIP SSgA Global Tactical Allocation RPM Standard Class                           5,169             --           5,169
LVIP SSgA International Index Standard Class                                        857             --             857
LVIP SSgA S&P 500 Index Standard Class                                           90,363             --          90,363
LVIP SSgA Small-Cap Index Standard Class                                         62,360         75,297         137,657
LVIP T. Rowe Price Structured Mid-Cap Growth Standard Class                     376,458        117,736         494,194
LVIP UBS Large Cap Growth RPM Standard Class                                     34,547             --          34,547
NB AMT Large Cap Value I Class                                                   13,539             --          13,539
NB AMT Mid Cap Growth I Class                                                 1,729,001             --       1,729,001
T. Rowe Price International Stock                                               146,718             --         146,718


                                                                          NET CHANGE       NET INCREASE
                                                                          IN UNREALIZED    (DECREASE)
                                                                          APPRECIATION OR  IN NET ASSETS
                                                                          DEPRECIATION     RESULTING
SUBACCOUNT                                                                ON INVESTMENTS   FROM OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
ABVPSF Global Thematic Growth Class B                                      $     300,107    $     307,999
ABVPSF Growth Class B                                                            268,524          290,061
ABVPSF Growth and Income Class B                                                (137,186)         147,213
American Century VP Balanced Class I                                           1,196,474        1,559,336
American Century VP Inflation Protection Class I                                 (17,333)         (11,254)
American Funds Global Growth Class 2                                             729,880          850,859
American Funds Growth Class 2                                                  4,180,381        4,606,630
American Funds Growth-Income Class 2                                           1,629,382        1,798,010
American Funds International Class 2                                           1,180,211        1,227,426
BlackRock Global Allocation V.I. Class I                                          48,398           81,483
Delaware VIP Diversified Income Standard Class                                  (115,388)         (50,831)
Delaware VIP High Yield Standard Class                                           (17,727)         128,586
Delaware VIP REIT Service Class                                                    2,685          114,405
Delaware VIP Small Cap Value Service Class                                     1,020,822        1,371,132
Delaware VIP Smid Cap Growth Service Class                                       538,264          793,549
Dreyfus Opportunistic Small Cap Initial Class                                  3,161,231        2,305,315
Dreyfus Stock Index Initial Class                                             (3,497,563)       4,951,206
DWS Alternative Asset Allocation VIP Class A                                        (924)             359
DWS Equity 500 Index VIP Class A                                                (355,207)         420,216
DWS Small Cap Index VIP Class A                                                 (119,480)         292,068
Fidelity VIP Asset Manager Initial Class                                       2,684,642        2,981,548
Fidelity VIP Contrafund Service Class 2                                        3,026,435        3,223,623
Fidelity VIP Equity-Income Initial Class                                       1,986,601        4,156,631
Fidelity VIP Growth Initial Class                                             12,991,015       13,644,608
Fidelity VIP Money Market Initial Class                                               --                7
Janus Aspen Global Research Institutional Class                                1,797,050        1,837,467
LVIP Baron Growth Opportunities Service Class                                  3,173,246        5,088,483
LVIP BlackRock Inflation Protected Bond Standard Class                           (32,901)         (32,431)
LVIP Clarion Global Real Estate Standard Class                                    (2,577)           3,381
LVIP Delaware Bond Standard Class                                               (215,323)        (111,011)
LVIP Delaware Diversified Floating Rate Service Class                                 42              (38)
LVIP Delaware Foundation Aggressive Allocation Standard Class                     12,405           16,261
LVIP Delaware Foundation Conservative Allocation Standard Class                   29,037           48,441
LVIP Delaware Foundation Moderate Allocation Standard Class                        6,553           12,109
LVIP Delaware Growth and Income Standard Class                                   674,053          862,493
LVIP Delaware Social Awareness Standard Class                                  1,173,255        1,479,025
LVIP Global Income Standard Class                                                 (5,543)          (6,896)
LVIP Managed Risk Profile 2010 Standard Class                                      3,749            5,475
LVIP Managed Risk Profile 2020 Standard Class                                     83,336          108,254
LVIP Managed Risk Profile 2030 Standard Class                                     52,678           83,103
LVIP Managed Risk Profile 2040 Standard Class                                     93,172          112,444
LVIP Managed Risk Profile 2050 Standard Class                                      7,121            9,521
LVIP Managed Risk Profile Conservative Standard Class                             10,746           64,369
LVIP Managed Risk Profile Growth Standard Class                                  345,698          396,237
LVIP Managed Risk Profile Moderate Standard Class                                148,026          213,353
LVIP Mondrian International Value Standard Class                                 553,020          553,413
LVIP SSgA Bond Index Standard Class                                              (12,438)         (10,901)
LVIP SSgA Emerging Markets 100 Standard Class                                     34,002            5,990
LVIP SSgA Global Tactical Allocation RPM Standard Class                           69,274           85,575
LVIP SSgA International Index Standard Class                                      10,247           12,060
LVIP SSgA S&P 500 Index Standard Class                                         7,044,786        7,757,055
LVIP SSgA Small-Cap Index Standard Class                                       2,500,858        2,661,143
LVIP T. Rowe Price Structured Mid-Cap Growth Standard Class                    2,870,739        3,251,285
LVIP UBS Large Cap Growth RPM Standard Class                                     323,564          342,549
NB AMT Large Cap Value I Class                                                 1,192,928        1,214,640
NB AMT Mid Cap Growth I Class                                                 (1,007,528)         701,968
T. Rowe Price International Stock                                                755,408          891,377



See accompanying notes.

LINCOLN LIFE & ANNUITY VARIABLE ANNUITY ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2012 AND 2013



                                                                        ABVPSF
                                                                        GLOBAL                       ABVPSF          AMERICAN
                                                                        THEMATIC      ABVPSF         GROWTH AND      CENTURY VP
                                                                        GROWTH        GROWTH         INCOME          BALANCED
                                                                        CLASS B       CLASS B        CLASS B         CLASS I
                                                                        SUBACCOUNT    SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                           $ 1,790,399   $   738,079   $     659,577   $   9,343,089
Changes From Operations:
   - Net investment income (loss)                                           (16,555)       (8,456)          2,807         104,205
   - Net realized gain (loss) on investments                                 30,021         4,712           9,952          35,207
   - Net change in unrealized appreciation or depreciation on investments   227,173        97,065          96,934         849,265
                                                                        ------------  ------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                          240,639        93,321         109,693         988,677
Changes From Unit Transactions:
   - Contract purchases                                                     164,916        75,436         140,586         362,167
   - Contract withdrawals                                                   (47,697)      (17,933)        (32,211)       (595,547)
   - Contract transfers                                                    (699,351)        1,164         (36,917)       (314,953)
                                                                        ------------  ------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                       (582,132)       58,667          71,458        (548,333)
                                                                        ------------  ------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    (341,493)      151,988         181,151         440,344
                                                                        ------------  ------------  --------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                           1,448,906       890,067         840,728       9,783,433
Changes From Operations:
   - Net investment income (loss)                                           (15,109)       (9,882)          8,024          60,765
   - Net realized gain (loss) on investments                                 23,001        31,419         276,375         302,097
   - Net change in unrealized appreciation or depreciation on investments   300,107       268,524        (137,186)      1,196,474
                                                                        ------------  ------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                          307,999       290,061         147,213       1,559,336
Changes From Unit Transactions:
   - Contract purchases                                                     105,131        78,663          96,515         324,421
   - Contract withdrawals                                                  (127,956)      (87,569)        (74,106)       (745,664)
   - Contract transfers                                                     (28,856)       43,020      (1,010,350)        (97,840)
                                                                        ------------  ------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                        (51,681)       34,114        (987,941)       (519,083)
                                                                        ------------  ------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     256,318       324,175        (840,728)      1,040,253
                                                                        ------------  ------------  --------------  --------------
NET ASSETS AT DECEMBER 31, 2013                                         $ 1,705,224   $ 1,214,242   $          --   $  10,823,686
                                                                        ============  ============  ==============  ==============



                                                                        AMERICAN
                                                                        CENTURY VP   AMERICAN        AMERICAN       AMERICAN
                                                                        INFLATION    FUNDS GLOBAL    FUNDS          FUNDS
                                                                        PROTECTION   GROWTH          GROWTH         GROWTH-INCOME
                                                                        CLASS I      CLASS 2         CLASS 2        CLASS 2
                                                                        SUBACCOUNT   SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                           $  504,290    $ 2,786,467   $  14,411,418    $ 4,649,979
Changes From Operations:
   - Net investment income (loss)                                           11,522         (2,827)        (31,495)        35,230
   - Net realized gain (loss) on investments                                20,371         27,369         145,265         19,067
   - Net change in unrealized appreciation or depreciation on investments    5,803        535,267       2,300,918        722,759
                                                                        -----------  -------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                          37,696        559,809       2,414,688        777,056
Changes From Unit Transactions:
   - Contract purchases                                                     74,084        216,312       1,455,264        525,781
   - Contract withdrawals                                                  (14,114)      (218,524)       (939,589)      (247,989)
   - Contract transfers                                                    209,812       (377,336)       (740,544)       (69,904)
                                                                        -----------  -------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                       269,782       (379,548)       (224,869)       207,888
                                                                        -----------  -------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    307,478        180,261       2,189,819        984,944
                                                                        -----------  -------------  --------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                            811,768      2,966,728      16,601,237      5,634,923
Changes From Operations:
   - Net investment income (loss)                                              934          9,128         (10,937)        25,882
   - Net realized gain (loss) on investments                                 5,145        111,851         437,186        142,746
   - Net change in unrealized appreciation or depreciation on investments  (17,333)       729,880       4,180,381      1,629,382
                                                                        -----------  -------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                         (11,254)       850,859       4,606,630      1,798,010
Changes From Unit Transactions:
   - Contract purchases                                                     22,079        252,024       1,128,594        496,661
   - Contract withdrawals                                                 (101,933)      (318,348)     (1,593,967)      (751,704)
   - Contract transfers                                                   (720,660)        53,466        (385,948)       302,793
                                                                        -----------  -------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                      (800,514)       (12,858)       (851,321)        47,750
                                                                        -----------  -------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                   (811,768)       838,001       3,755,309      1,845,760
                                                                        -----------  -------------  --------------  --------------
NET ASSETS AT DECEMBER 31, 2013                                         $       --    $ 3,804,729   $  20,356,546    $ 7,480,683
                                                                        ===========  =============  ==============  ==============



                                                                                                        DELAWARE VIP
                                                                        AMERICAN       BLACKROCK        DIVERSIFIED
                                                                        FUNDS          GLOBAL           INCOME
                                                                        INTERNATIONAL  ALLOCATION V.I.  STANDARD
                                                                        CLASS 2        CLASS I          CLASS
                                                                        SUBACCOUNT     SUBACCOUNT       SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                            $ 5,542,472     $  311,921     $  2,238,927
Changes From Operations:
   - Net investment income (loss)                                             28,022          3,896           48,678
   - Net realized gain (loss) on investments                                 (97,081)         2,277          101,611
   - Net change in unrealized appreciation or depreciation on investments    971,598         31,809          (12,417)
                                                                        -------------  ---------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                           902,539         37,982          137,872
Changes From Unit Transactions:
   - Contract purchases                                                      528,574        100,209          285,181
   - Contract withdrawals                                                   (443,845)        (7,724)        (437,076)
   - Contract transfers                                                     (455,490)       138,575          151,269
                                                                        -------------  ---------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                        (370,761)       231,060             (626)
                                                                        -------------  ---------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      531,778        269,042          137,246
                                                                        -------------  ---------------  -------------
NET ASSETS AT DECEMBER 31, 2012                                            6,074,250        580,963        2,376,173
Changes From Operations:
   - Net investment income (loss)                                             24,579          1,800           30,260
   - Net realized gain (loss) on investments                                  22,636         31,285           34,297
   - Net change in unrealized appreciation or depreciation on investments  1,180,211         48,398         (115,388)
                                                                        -------------  ---------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                         1,227,426         81,483          (50,831)
Changes From Unit Transactions:
   - Contract purchases                                                      431,511         93,833          214,918
   - Contract withdrawals                                                   (504,281)       (77,640)        (231,965)
   - Contract transfers                                                      (46,602)        55,901         (335,049)
                                                                        -------------  ---------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                        (119,372)        72,094         (352,096)
                                                                        -------------  ---------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    1,108,054        153,577         (402,927)
                                                                        -------------  ---------------  -------------
NET ASSETS AT DECEMBER 31, 2013                                          $ 7,182,304     $  734,540     $  1,973,246
                                                                        =============  ===============  =============




                                                                        DELAWARE VIP
                                                                        HIGH YIELD      DELAWARE VIP
                                                                        STANDARD        REIT SERVICE
                                                                        CLASS           CLASS
                                                                        SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                            $ 1,275,364    $  8,036,267
Changes From Operations:
   - Net investment income (loss)                                            114,408          24,616
   - Net realized gain (loss) on investments                                  18,769         (49,050)
   - Net change in unrealized appreciation or depreciation on investments     95,807       1,240,349
                                                                        --------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                           228,984       1,215,915
Changes From Unit Transactions:
   - Contract purchases                                                      170,487         488,264
   - Contract withdrawals                                                    (78,391)       (507,694)
   - Contract transfers                                                       63,987        (376,286)
                                                                        --------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                         156,083        (395,716)
                                                                        --------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      385,067         820,199
                                                                        --------------  -------------
NET ASSETS AT DECEMBER 31, 2012                                            1,660,431       8,856,466
Changes From Operations:
   - Net investment income (loss)                                            106,448          30,116
   - Net realized gain (loss) on investments                                  39,865          81,604
   - Net change in unrealized appreciation or depreciation on investments    (17,727)          2,685
                                                                        --------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                           128,586         114,405
Changes From Unit Transactions:
   - Contract purchases                                                      167,213         468,701
   - Contract withdrawals                                                   (240,398)       (871,703)
   - Contract transfers                                                     (150,572)       (813,403)
                                                                        --------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                        (223,757)     (1,216,405)
                                                                        --------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      (95,171)     (1,102,000)
                                                                        --------------  -------------
NET ASSETS AT DECEMBER 31, 2013                                          $ 1,565,260    $  7,754,466
                                                                        ==============  =============




See accompanying notes.

LINCOLN LIFE & ANNUITY VARIABLE ANNUITY ACCOUNT L

YEARS ENDED DECEMBER 31, 2012 AND 2013




                                                                                                   DELAWARE VIP   DREYFUS
                                                                                DELAWARE VIP       SMID CAP       OPPORTUNISTIC
                                                                                SMALL CAP VALUE    GROWTH         SMALL CAP
                                                                                SERVICE CLASS      SERVICE CLASS  INITIAL CLASS
                                                                                SUBACCOUNT         SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                     $  4,161,105     $  1,905,366   $   10,946,360
Changes From Operations:
   - Net investment income (loss)                                                      (27,855)         (21,939)        (119,421)
   - Net realized gain (loss) on investments                                           381,937          170,428         (316,832)
   - Net change in unrealized appreciation or depreciation on investments              151,334           35,836        2,513,815
                                                                                -----------------  -------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                     505,416          184,325        2,077,562
Changes From Unit Transactions:
   - Contract purchases                                                                324,090          166,970          442,692
   - Contract withdrawals                                                             (294,664)        (143,313)        (657,489)
   - Contract transfers                                                               (353,795)          48,483         (287,261)
                                                                                -----------------  -------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                  (324,369)          72,140         (502,058)
                                                                                -----------------  -------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                                181,047          256,465        1,575,504
                                                                                -----------------  -------------  ---------------
NET ASSETS AT DECEMBER 31, 2012                                                      4,342,152        2,161,831       12,521,864
Changes From Operations:
   - Net investment income (loss)                                                      (24,773)         (23,464)         (50,628)
   - Net realized gain (loss) on investments                                           375,083          278,749         (805,288)
   - Net change in unrealized appreciation or depreciation on investments            1,020,822          538,264        3,161,231
                                                                                -----------------  -------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                   1,371,132          793,549        2,305,315
Changes From Unit Transactions:
   - Contract purchases                                                                268,501          164,864          187,362
   - Contract withdrawals                                                             (542,233)        (255,238)        (339,055)
   - Contract transfers                                                                231,488         (114,929)     (14,675,486)
                                                                                -----------------  -------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                   (42,244)        (205,303)     (14,827,179)
                                                                                -----------------  -------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                              1,328,888          588,246      (12,521,864)
                                                                                -----------------  -------------  ---------------
NET ASSETS AT DECEMBER 31, 2013                                                   $  5,671,040     $  2,750,077   $           --
                                                                                =================  =============  ===============



                                                                                                  DWS
                                                                                                  ALTERNATIVE       DWS
                                                                                 DREYFUS STOCK    ASSET             EQUITY 500
                                                                                 INDEX            ALLOCATION VIP    INDEX VIP
                                                                                 INITIAL CLASS    CLASS A           CLASS A
                                                                                 SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                   $    26,969,401     $   93,596     $  2,120,734
Changes From Operations:
   - Net investment income (loss)                                                       300,215          2,063           16,740
   - Net realized gain (loss) on investments                                          1,720,986          3,821           36,585
   - Net change in unrealized appreciation or depreciation on investments             1,859,384          1,542          253,248
                                                                                ----------------  ---------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                    3,880,585          7,426          306,573
Changes From Unit Transactions:
   - Contract purchases                                                                 896,252         16,407          234,375
   - Contract withdrawals                                                            (1,590,423)          (106)        (100,540)
   - Contract transfers                                                              (1,087,716)       (62,459)         (73,497)
                                                                                ----------------  ---------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                 (1,781,887)       (46,158)          60,338
                                                                                ----------------  ---------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                               2,098,698        (38,732)         366,911
                                                                                ----------------  ---------------  -------------
NET ASSETS AT DECEMBER 31, 2012                                                      29,068,099         54,864        2,487,645
Changes From Operations:
   - Net investment income (loss)                                                        20,652            475           39,089
   - Net realized gain (loss) on investments                                          8,428,117            808          736,334
   - Net change in unrealized appreciation or depreciation on investments            (3,497,563)          (924)        (355,207)
                                                                                ----------------  ---------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                    4,951,206            359          420,216
Changes From Unit Transactions:
   - Contract purchases                                                                 333,049         23,153           82,051
   - Contract withdrawals                                                            (1,219,985)        (1,467)         (86,029)
   - Contract transfers                                                             (33,132,369)           404       (2,903,883)
                                                                                ----------------  ---------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                (34,019,305)        22,090       (2,907,861)
                                                                                ----------------  ---------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                             (29,068,099)        22,449       (2,487,645)
                                                                                ----------------  ---------------  -------------
NET ASSETS AT DECEMBER 31, 2013                                                 $            --     $   77,313     $         --
                                                                                ================  ===============  =============




                                                                                 DWS             FIDELITY VIP
                                                                                 SMALL CAP       ASSET          FIDELITY VIP
                                                                                 INDEX VIP       MANAGER        CONTRAFUND
                                                                                 CLASS A         INITIAL CLASS  SERVICE CLASS 2
                                                                                 SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                   $   1,432,174   $  20,989,347   $   9,632,972
Changes From Operations:
   - Net investment income (loss)                                                      (1,848)        111,145          16,060
   - Net realized gain (loss) on investments                                            6,446          93,835          19,814
   - Net change in unrealized appreciation or depreciation on investments             215,538       2,100,614       1,407,913
                                                                                --------------  --------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                    220,136       2,305,594       1,443,787
Changes From Unit Transactions:
   - Contract purchases                                                               176,013         587,316       1,022,194
   - Contract withdrawals                                                            (129,324)     (1,656,321)       (825,603)
   - Contract transfers                                                               (20,365)       (778,838)       (198,232)
                                                                                --------------  --------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                   26,324      (1,847,843)         (1,641)
                                                                                --------------  --------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                               246,460         457,751       1,442,146
                                                                                --------------  --------------  ---------------
NET ASSETS AT DECEMBER 31, 2012                                                     1,678,634      21,447,098      11,075,118
Changes From Operations:
   - Net investment income (loss)                                                      25,999         125,959         (18,658)
   - Net realized gain (loss) on investments                                          385,549         170,947         215,846
   - Net change in unrealized appreciation or depreciation on investments            (119,480)      2,684,642       3,026,435
                                                                                --------------  --------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                    292,068       2,981,548       3,223,623
Changes From Unit Transactions:
   - Contract purchases                                                                63,524         551,143         996,309
   - Contract withdrawals                                                             (50,072)     (1,754,002)     (1,209,455)
   - Contract transfers                                                            (1,984,154)       (385,513)        (98,705)
                                                                                --------------  --------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                               (1,970,702)     (1,588,372)       (311,851)
                                                                                --------------  --------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            (1,678,634)      1,393,176       2,911,772
                                                                                --------------  --------------  ---------------
NET ASSETS AT DECEMBER 31, 2013                                                 $          --   $  22,840,274   $  13,986,890
                                                                                ==============  ==============  ===============





                                                                                FIDELITY VIP      FIDELITY VIP   FIDELITY VIP
                                                                                EQUITY-INCOME     GROWTH         MONEY MARKET
                                                                                INITIAL CLASS     INITIAL CLASS  INITIAL CLASS
                                                                                SUBACCOUNT        SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                   $   22,542,125   $  39,138,680     $  48,704
Changes From Operations:
   - Net investment income (loss)                                                      504,651        (171,667)           41
   - Net realized gain (loss) on investments                                         1,289,467         406,255            --
   - Net change in unrealized appreciation or depreciation on investments            1,747,519       4,996,582            --
                                                                                ---------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                   3,541,637       5,231,170            41
Changes From Unit Transactions:
   - Contract purchases                                                              1,501,405       1,217,588        89,059
   - Contract withdrawals                                                           (2,255,784)     (3,202,511)      (18,162)
   - Contract transfers                                                               (881,349)     (1,417,151)      (95,881)
                                                                                ---------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                (1,635,728)     (3,402,074)      (24,984)
                                                                                ---------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                              1,905,909       1,829,096       (24,943)
                                                                                ---------------  --------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                                     24,448,034      40,967,776        23,761
Changes From Operations:
   - Net investment income (loss)                                                      (97,973)       (321,118)            7
   - Net realized gain (loss) on investments                                         2,268,003         974,711            --
   - Net change in unrealized appreciation or depreciation on investments            1,986,601      12,991,015            --
                                                                                ---------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                   4,156,631      13,644,608             7
Changes From Unit Transactions:
   - Contract purchases                                                                383,215       1,073,064        43,323
   - Contract withdrawals                                                           (1,060,405)     (3,397,161)       (6,098)
   - Contract transfers                                                            (27,927,475)     (1,145,098)      (32,522)
                                                                                ---------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                               (28,604,665)     (3,469,195)        4,703
                                                                                ---------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            (24,448,034)     10,175,413         4,710
                                                                                ---------------  --------------  --------------
NET ASSETS AT DECEMBER 31, 2013                                                 $           --   $  51,143,189     $  28,471
                                                                                ===============  ==============  ==============



                                                                                JANUS
                                                                                ASPEN GLOBAL
                                                                                RESEARCH
                                                                                INSTITUTIONAL
                                                                                CLASS
                                                                                SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                   $  5,854,086
Changes From Operations:
   - Net investment income (loss)                                                     (7,276)
   - Net realized gain (loss) on investments                                         (50,413)
   - Net change in unrealized appreciation or depreciation on investments          1,164,372
                                                                                -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                 1,106,683
Changes From Unit Transactions:
   - Contract purchases                                                              353,313
   - Contract withdrawals                                                           (253,916)
   - Contract transfers                                                              (52,112)
                                                                                -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                  47,285
                                                                                -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            1,153,968
                                                                                -------------
NET ASSETS AT DECEMBER 31, 2012                                                    7,008,054
Changes From Operations:
   - Net investment income (loss)                                                     15,999
   - Net realized gain (loss) on investments                                          24,418
   - Net change in unrealized appreciation or depreciation on investments          1,797,050
                                                                                -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                 1,837,467
Changes From Unit Transactions:
   - Contract purchases                                                              320,509
   - Contract withdrawals                                                           (488,590)
   - Contract transfers                                                             (293,842)
                                                                                -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                (461,923)
                                                                                -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            1,375,544
                                                                                -------------
NET ASSETS AT DECEMBER 31, 2013                                                 $  8,383,598
                                                                                =============




See accompanying notes.

LINCOLN LIFE & ANNUITY VARIABLE ANNUITY ACCOUNT L

YEARS ENDED DECEMBER 31, 2012 AND 2013




                                                                                                LVIP
                                                                               LVIP             BLACKROCK       LVIP
                                                                               BARON GROWTH     INFLATION       CLARION GLOBAL
                                                                               OPPORTUNITIES    PROTECTED BOND  REAL ESTATE
                                                                               SERVICE CLASS    STANDARD CLASS  STANDARD CLASS
                                                                               SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                   $  11,983,185     $       --      $  106,492
Changes From Operations:
   - Net investment income (loss)                                                      23,456            (37)         (1,286)
   - Net realized gain (loss) on investments                                          930,590             20          12,686
   - Net change in unrealized appreciation or depreciation on investments           1,074,977             39          17,456
                                                                               ---------------  --------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                  2,029,023             22          28,856
Changes From Unit Transactions:
   - Contract purchases                                                               850,417          3,625          29,687
   - Contract withdrawals                                                            (879,140)            --          (4,072)
   - Contract transfers                                                              (220,596)        16,350         (35,894)
                                                                               ---------------  --------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                 (249,319)        19,975         (10,279)
                                                                               ---------------  --------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                             1,779,704         19,997          18,577
                                                                               ---------------  --------------  ---------------
NET ASSETS AT DECEMBER 31, 2012                                                    13,762,889         19,997         125,069
Changes From Operations:
   - Net investment income (loss)                                                     (89,867)          (299)         (1,411)
   - Net realized gain (loss) on investments                                        2,005,104            769           7,369
   - Net change in unrealized appreciation or depreciation on investments           3,173,246        (32,901)         (2,577)
                                                                               ---------------  --------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                  5,088,483        (32,431)          3,381
Changes From Unit Transactions:
   - Contract purchases                                                               698,193         36,177          32,905
   - Contract withdrawals                                                          (1,425,657)        (4,721)         (7,476)
   - Contract transfers                                                              (259,648)       321,650          (4,826)
                                                                               ---------------  --------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                 (987,112)       353,106          20,603
                                                                               ---------------  --------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                             4,101,371        320,675          23,984
                                                                               ---------------  --------------  ---------------
NET ASSETS AT DECEMBER 31, 2013                                                 $  17,864,260     $  340,672      $  149,053
                                                                               ===============  ==============  ===============



                                                                                                               LVIP
                                                                                                LVIP           DELAWARE
                                                                                                DELAWARE       FOUNDATION
                                                                               LVIP             DIVERSIFIED    AGGRESSIVE
                                                                               DELAWARE BOND    FLOATING RATE  ALLOCATION
                                                                               STANDARD CLASS   SERVICE CLASS  STANDARD CLASS
                                                                               SUBACCOUNT       SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                    $ 3,471,924      $    139       $   36,064
Changes From Operations:
   - Net investment income (loss)                                                     40,806           111              561
   - Net realized gain (loss) on investments                                         125,392            --               66
   - Net change in unrealized appreciation or depreciation on investments             27,879           (51)           4,899
                                                                               ---------------  -------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                   194,077            60            5,526
Changes From Unit Transactions:
   - Contract purchases                                                              317,046           395           21,028
   - Contract withdrawals                                                           (210,897)          (85)            (119)
   - Contract transfers                                                               23,556        12,171              647
                                                                               ---------------  -------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                 129,705        12,481           21,556
                                                                               ---------------  -------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                              323,782        12,541           27,082
                                                                               ---------------  -------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                                    3,795,706        12,680           63,146
Changes From Operations:
   - Net investment income (loss)                                                     21,891           (47)             555
   - Net realized gain (loss) on investments                                          82,421           (33)           3,301
   - Net change in unrealized appreciation or depreciation on investments           (215,323)           42           12,405
                                                                               ---------------  -------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                  (111,011)          (38)          16,261
Changes From Unit Transactions:
   - Contract purchases                                                              222,178        11,695           29,877
   - Contract withdrawals                                                           (517,012)           (4)          (4,015)
   - Contract transfers                                                             (530,913)        8,276           (3,570)
                                                                               ---------------  -------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                (825,747)       19,967           22,292
                                                                               ---------------  -------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                             (936,758)       19,929           38,553
                                                                               ---------------  -------------  --------------
NET ASSETS AT DECEMBER 31, 2013                                                  $ 2,858,948      $ 32,609       $  101,699
                                                                               ===============  =============  ==============



                                                                               LVIP            LVIP
                                                                               DELAWARE        DELAWARE        LVIP
                                                                               FOUNDATION      FOUNDATION      DELAWARE
                                                                               CONSERVATIVE    MODERATE        GROWTH AND
                                                                               ALLOCATION      ALLOCATION      INCOME
                                                                               STANDARD CLASS  STANDARD CLASS  STANDARD CLASS
                                                                               SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                    $  431,312      $  28,788      $  2,475,046
Changes From Operations:
   - Net investment income (loss)                                                     8,484            590             2,598
   - Net realized gain (loss) on investments                                           (703)           121            24,773
   - Net change in unrealized appreciation or depreciation on investments            38,027          2,728           325,180
                                                                               --------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                   45,808          3,439           352,551
Changes From Unit Transactions:
   - Contract purchases                                                              96,963         12,866           163,093
   - Contract withdrawals                                                           (20,968)        (1,910)         (148,126)
   - Contract transfers                                                               9,296           (567)          (77,876)
                                                                               --------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                 85,291         10,389           (62,909)
                                                                               --------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                             131,099         13,828           289,642
                                                                               --------------  --------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                                     562,411         42,616         2,764,688
Changes From Operations:
   - Net investment income (loss)                                                     7,404          1,390            25,452
   - Net realized gain (loss) on investments                                         12,000          4,166           162,988
   - Net change in unrealized appreciation or depreciation on investments            29,037          6,553           674,053
                                                                               --------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                   48,441         12,109           862,493
Changes From Unit Transactions:
   - Contract purchases                                                              39,402         13,661           225,877
   - Contract withdrawals                                                           (12,306)        (1,457)         (311,536)
   - Contract transfers                                                               4,959         65,656            17,305
                                                                               --------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                 32,055         77,860           (68,354)
                                                                               --------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                              80,496         89,969           794,139
                                                                               --------------  --------------  --------------
NET ASSETS AT DECEMBER 31, 2013                                                  $  642,907      $ 132,585      $  3,558,827
                                                                               ==============  ==============  ==============




                                                                               LVIP
                                                                               DELAWARE                        LVIP
                                                                               SOCIAL          LVIP            MANAGED RISK
                                                                               AWARENESS       GLOBAL INCOME   PROFILE 2010
                                                                               STANDARD CLASS  STANDARD CLASS  STANDARD CLASS
                                                                               SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                   $  4,061,668     $  147,180     $   140,908
Changes From Operations:
   - Net investment income (loss)                                                     (9,990)         2,654             865
   - Net realized gain (loss) on investments                                         325,028            361          13,593
   - Net change in unrealized appreciation or depreciation on investments            252,384         10,274          (4,106)
                                                                               --------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                   567,422         13,289          10,352
Changes From Unit Transactions:
   - Contract purchases                                                              165,732         44,118          17,042
   - Contract withdrawals                                                           (157,740)        (4,763)         (3,786)
   - Contract transfers                                                             (177,968)        60,404        (101,367)
                                                                               --------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                (169,976)        99,759         (88,111)
                                                                               --------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                              397,446        113,048         (77,759)
                                                                               --------------  --------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                                    4,459,114        260,228          63,149
Changes From Operations:
   - Net investment income (loss)                                                     11,643         (1,293)          1,081
   - Net realized gain (loss) on investments                                         294,127            (60)            645
   - Net change in unrealized appreciation or depreciation on investments          1,173,255         (5,543)          3,749
                                                                               --------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                 1,479,025         (6,896)          5,475
Changes From Unit Transactions:
   - Contract purchases                                                              148,898         22,150           5,023
   - Contract withdrawals                                                           (782,310)       (89,577)         (4,303)
   - Contract transfers                                                               91,473        (60,130)         75,355
                                                                               --------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                (541,939)      (127,557)         76,075
                                                                               --------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                              937,086       (134,453)         81,550
                                                                               --------------  --------------  --------------
NET ASSETS AT DECEMBER 31, 2013                                                 $  5,396,200     $  125,775     $   144,699
                                                                               ==============  ==============  ==============





                                                                               LVIP
                                                                               MANAGED RISK
                                                                               PROFILE 2020
                                                                               STANDARD CLASS
                                                                               SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                   $   719,943
Changes From Operations:
   - Net investment income (loss)                                                     9,871
   - Net realized gain (loss) on investments                                          5,286
   - Net change in unrealized appreciation or depreciation on investments            42,102
                                                                               --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                   57,259
Changes From Unit Transactions:
   - Contract purchases                                                             168,423
   - Contract withdrawals                                                           (28,525)
   - Contract transfers                                                              18,512
                                                                               --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                158,410
                                                                               --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                             215,669
                                                                               --------------
NET ASSETS AT DECEMBER 31, 2012                                                     935,612
Changes From Operations:
   - Net investment income (loss)                                                     5,835
   - Net realized gain (loss) on investments                                         19,083
   - Net change in unrealized appreciation or depreciation on investments            83,336
                                                                               --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                  108,254
Changes From Unit Transactions:
   - Contract purchases                                                             156,355
   - Contract withdrawals                                                           (24,647)
   - Contract transfers                                                             127,444
                                                                               --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                259,152
                                                                               --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                             367,406
                                                                               --------------
NET ASSETS AT DECEMBER 31, 2013                                                 $ 1,303,018
                                                                               ==============




See accompanying notes.

LINCOLN LIFE & ANNUITY VARIABLE ANNUITY ACCOUNT L

YEARS ENDED DECEMBER 31, 2012 AND 2013




                                                                              LVIP            LVIP            LVIP
                                                                              MANAGED RISK    MANAGED RISK    MANAGED RISK
                                                                              PROFILE 2030    PROFILE 2040    PROFILE 2050
                                                                              STANDARD CLASS  STANDARD CLASS  STANDARD CLASS
                                                                              SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                   $  434,223      $  480,883      $  13,544
Changes From Operations:
   - Net investment income (loss)                                                    4,999           5,057            194
   - Net realized gain (loss) on investments                                         2,837           3,253            412
   - Net change in unrealized appreciation or depreciation on investments           25,623          25,239            612
                                                                              --------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                  33,459          33,549          1,218
Changes From Unit Transactions:
   - Contract purchases                                                            149,029         231,600         28,323
   - Contract withdrawals                                                          (17,569)        (56,974)           (86)
   - Contract transfers                                                             20,833          14,691        (11,629)
                                                                              --------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                               152,293         189,317         16,608
                                                                              --------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            185,752         222,866         17,826
                                                                              --------------  --------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                                    619,975         703,749         31,370
Changes From Operations:
   - Net investment income (loss)                                                    2,351           2,656            361
   - Net realized gain (loss) on investments                                        28,074          16,616          2,039
   - Net change in unrealized appreciation or depreciation on investments           52,678          93,172          7,121
                                                                              --------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                  83,103         112,444          9,521
Changes From Unit Transactions:
   - Contract purchases                                                            192,865         183,990         45,194
   - Contract withdrawals                                                          (99,552)        (85,225)       (22,093)
   - Contract transfers                                                            (51,610)        (42,121)        15,282
                                                                              --------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                41,703          56,644         38,383
                                                                              --------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            124,806         169,088         47,904
                                                                              --------------  --------------  --------------
NET ASSETS AT DECEMBER 31, 2013                                                 $  744,781      $  872,837      $  79,274
                                                                              ==============  ==============  ==============


                                                                              LVIP                            LVIP
                                                                              MANAGED RISK    LVIP            MANAGED RISK
                                                                              PROFILE         MANAGED RISK    PROFILE
                                                                              CONSERVATIVE    PROFILE GROWTH  MODERATE
                                                                              STANDARD CLASS  STANDARD CLASS  STANDARD CLASS
                                                                              SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                  $   689,285     $ 3,037,078     $  1,878,666
Changes From Operations:
   - Net investment income (loss)                                                   22,678          49,050           49,466
   - Net realized gain (loss) on investments                                        14,400           7,702           12,781
   - Net change in unrealized appreciation or depreciation on investments           24,553         183,701          105,797
                                                                              --------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                  61,631         240,453          168,044
Changes From Unit Transactions:
   - Contract purchases                                                             91,658         280,349          256,722
   - Contract withdrawals                                                          (73,860)       (174,092)         (46,452)
   - Contract transfers                                                             80,172        (210,515)         (78,716)
                                                                              --------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                97,970        (104,258)         131,554
                                                                              --------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            159,601         136,195          299,598
                                                                              --------------  --------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                                    848,886       3,173,273        2,178,264
Changes From Operations:
   - Net investment income (loss)                                                    4,117          25,185           15,856
   - Net realized gain (loss) on investments                                        49,506          25,354           49,471
   - Net change in unrealized appreciation or depreciation on investments           10,746         345,698          148,026
                                                                              --------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                  64,369         396,237          213,353
Changes From Unit Transactions:
   - Contract purchases                                                             87,132         254,931          233,867
   - Contract withdrawals                                                         (270,606)       (183,812)        (242,352)
   - Contract transfers                                                            (83,141)       (100,294)        (208,912)
                                                                              --------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                              (266,615)        (29,175)        (217,397)
                                                                              --------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           (202,246)        367,062           (4,044)
                                                                              --------------  --------------  --------------
NET ASSETS AT DECEMBER 31, 2013                                                $   646,640     $ 3,540,335     $  2,174,220
                                                                              ==============  ==============  ==============


                                                                              LVIP                            LVIP
                                                                              MONDRIAN        LVIP            SSGA
                                                                              INTERNATIONAL   SSGA            EMERGING
                                                                              VALUE           BOND INDEX      MARKETS 100
                                                                              STANDARD CLASS  STANDARD CLASS  STANDARD CLASS
                                                                              SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                  $  2,861,721     $  119,129      $   563,479
Changes From Operations:
   - Net investment income (loss)                                                    51,736          3,625           10,091
   - Net realized gain (loss) on investments                                       (104,447)         3,272           10,098
   - Net change in unrealized appreciation or depreciation on investments           284,302         (3,492)          49,919
                                                                              --------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                  231,591          3,405           70,108
Changes From Unit Transactions:
   - Contract purchases                                                             205,670         35,795           78,608
   - Contract withdrawals                                                          (169,823)        (3,412)         (67,694)
   - Contract transfers                                                            (282,753)        61,653           10,390
                                                                              --------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                               (246,906)        94,036           21,304
                                                                              --------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                             (15,315)        97,441           91,412
                                                                              --------------  --------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                                   2,846,406        216,570          654,891
Changes From Operations:
   - Net investment income (loss)                                                    42,540          3,225           15,044
   - Net realized gain (loss) on investments                                        (42,147)        (1,688)         (43,056)
   - Net change in unrealized appreciation or depreciation on investments           553,020        (12,438)          34,002
                                                                              --------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                  553,413        (10,901)           5,990
Changes From Unit Transactions:
   - Contract purchases                                                             179,869         47,294           80,559
   - Contract withdrawals                                                          (306,170)       (11,699)         (46,872)
   - Contract transfers                                                            (179,904)        60,736          307,587
                                                                              --------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                               (306,205)        96,331          341,274
                                                                              --------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                             247,208         85,430          347,264
                                                                              --------------  --------------  --------------
NET ASSETS AT DECEMBER 31, 2013                                                $  3,093,614     $  302,000      $ 1,002,155
                                                                              ==============  ==============  ==============


                                                                              LVIP             LVIP            LVIP
                                                                              SSGA             SSGA            SSGA
                                                                              GLOBAL TACTICAL  INTERNATIONAL   S&P 500
                                                                              ALLOCATION RPM   INDEX           INDEX
                                                                              STANDARD CLASS   STANDARD CLASS  STANDARD CLASS
                                                                              SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                  $    915,869      $  26,247     $          --
Changes From Operations:
   - Net investment income (loss)                                                    24,727            296               226
   - Net realized gain (loss) on investments                                         (2,112)        (1,174)               --
   - Net change in unrealized appreciation or depreciation on investments            70,207          5,433              (275)
                                                                              ---------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                   92,822          4,555               (49)
Changes From Unit Transactions:
   - Contract purchases                                                             120,540          5,598             1,738
   - Contract withdrawals                                                           (59,814)          (113)               --
   - Contract transfers                                                             (57,022)        (1,815)           33,826
                                                                              ---------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                  3,704          3,670            35,564
                                                                              ---------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                              96,526          8,225            35,515
                                                                              ---------------  --------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                                   1,012,395         34,472            35,515
Changes From Operations:
   - Net investment income (loss)                                                    11,132            956           621,906
   - Net realized gain (loss) on investments                                          5,169            857            90,363
   - Net change in unrealized appreciation or depreciation on investments            69,274         10,247         7,044,786
                                                                              ---------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                   85,575         12,060         7,757,055
Changes From Unit Transactions:
   - Contract purchases                                                             102,544         46,838         1,536,890
   - Contract withdrawals                                                           (81,654)          (258)       (3,008,315)
   - Contract transfers                                                             (60,704)        13,343        68,744,306
                                                                              ---------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                (39,814)        59,923        67,272,881
                                                                              ---------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                              45,761         71,983        75,029,936
                                                                              ---------------  --------------  --------------
NET ASSETS AT DECEMBER 31, 2013                                                $  1,058,156      $ 106,455     $  75,065,451
                                                                              ===============  ==============  ==============


                                                                              LVIP
                                                                              SSGA
                                                                              SMALL-CAP
                                                                              INDEX
                                                                              STANDARD CLASS
                                                                              SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                 $          --
Changes From Operations:
   - Net investment income (loss)                                                        16
   - Net realized gain (loss) on investments                                             --
   - Net change in unrealized appreciation or depreciation on investments               198
                                                                              --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                      214
Changes From Unit Transactions:
   - Contract purchases                                                               2,131
   - Contract withdrawals                                                                --
   - Contract transfers                                                               1,872
                                                                              --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                  4,003
                                                                              --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                               4,217
                                                                              --------------
NET ASSETS AT DECEMBER 31, 2012                                                       4,217
Changes From Operations:
   - Net investment income (loss)                                                    22,628
   - Net realized gain (loss) on investments                                        137,657
   - Net change in unrealized appreciation or depreciation on investments         2,500,858
                                                                              --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                2,661,143
Changes From Unit Transactions:
   - Contract purchases                                                             365,342
   - Contract withdrawals                                                          (826,737)
   - Contract transfers                                                          16,253,470
                                                                              --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             15,792,075
                                                                              --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          18,453,218
                                                                              --------------
NET ASSETS AT DECEMBER 31, 2013                                               $  18,457,435
                                                                              ==============




See accompanying notes.

LINCOLN LIFE & ANNUITY VARIABLE ANNUITY ACCOUNT L

YEARS ENDED DECEMBER 31, 2012 AND 2013



                                                                            LVIP
                                                                            T. ROWE PRICE
                                                                            STRUCTURED      LVIP
                                                                            MID-CAP         UBS LARGE CAP    NB AMT
                                                                            GROWTH          GROWTH RPM       LARGE CAP
                                                                            STANDARD CLASS  STANDARD CLASS   VALUE I CLASS
                                                                            SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                $  9,376,218     $ 1,219,460    $ 3,724,679
Changes From Operations:
   - Net investment income (loss)                                                (101,529)        (13,707)       (22,198)
   - Net realized gain (loss) on investments                                      471,909          17,889        (77,730)
   - Net change in unrealized appreciation or depreciation on investments       1,029,211         180,408        668,235
                                                                            --------------  ---------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                              1,399,591         184,590        568,307
Changes From Unit Transactions:
   - Contract purchases                                                           365,581         148,827        226,972
   - Contract withdrawals                                                        (616,017)        (74,644)      (248,529)
   - Contract transfers                                                          (487,602)        (39,744)       (99,586)
                                                                            --------------  ---------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             (738,038)         34,439       (121,143)
                                                                            --------------  ---------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           661,553         219,029        447,164
                                                                            --------------  ---------------  -------------
NET ASSETS AT DECEMBER 31, 2012                                                10,037,771       1,438,489      4,171,843
Changes From Operations:
   - Net investment income (loss)                                                (113,648)        (15,562)         8,173
   - Net realized gain (loss) on investments                                      494,194          34,547         13,539
   - Net change in unrealized appreciation or depreciation on investments       2,870,739         323,564      1,192,928
                                                                            --------------  ---------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                              3,251,285         342,549      1,214,640
Changes From Unit Transactions:
   - Contract purchases                                                           365,149         117,880        219,239
   - Contract withdrawals                                                        (885,635)       (121,535)      (300,721)
   - Contract transfers                                                          (254,031)        (27,874)       (89,084)
                                                                            --------------  ---------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             (774,517)        (31,529)      (170,566)
                                                                            --------------  ---------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         2,476,768         311,020      1,044,074
                                                                            --------------  ---------------  -------------
NET ASSETS AT DECEMBER 31, 2013                                              $ 12,514,539     $ 1,749,509    $ 5,215,917
                                                                            ==============  ===============  =============




                                                                             NB AMT
                                                                             MID CAP       T. ROWE PRICE
                                                                             GROWTH I      INTERNATIONAL
                                                                             CLASS         STOCK
                                                                             SUBACCOUNT    SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                               $  4,726,314   $  6,420,681
Changes From Operations:
   - Net investment income (loss)                                                (50,659)        19,894
   - Net realized gain (loss) on investments                                     151,020         21,120
   - Net change in unrealized appreciation or depreciation on investments        425,299      1,060,287
                                                                            -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                               525,660      1,101,301
Changes From Unit Transactions:
   - Contract purchases                                                          432,865        437,322
   - Contract withdrawals                                                       (310,737)      (448,023)
   - Contract transfers                                                         (367,684)      (126,813)
                                                                            -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                            (245,556)      (137,514)
                                                                            -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          280,104        963,787
                                                                            -------------  -------------
NET ASSETS AT DECEMBER 31, 2012                                                5,006,418      7,384,468
Changes From Operations:
   - Net investment income (loss)                                                (19,505)       (10,749)
   - Net realized gain (loss) on investments                                   1,729,001        146,718
   - Net change in unrealized appreciation or depreciation on investments     (1,007,528)       755,408
                                                                            -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                               701,968        891,377
Changes From Unit Transactions:
   - Contract purchases                                                          144,733        343,953
   - Contract withdrawals                                                       (305,418)      (681,935)
   - Contract transfers                                                       (5,547,701)      (366,988)
                                                                            -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                          (5,708,386)      (704,970)
                                                                            -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       (5,006,418)       186,407
                                                                            -------------  -------------
NET ASSETS AT DECEMBER 31, 2013                                             $         --   $  7,570,875
                                                                            =============  =============



See accompanying notes.

LINCOLN LIFE & ANNUITY VARIABLE ANNUITY ACCOUNT L

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2013

1. ACCOUNTING POLICIES AND VARIABLE ACCOUNT INFORMATION

THE VARIABLE ACCOUNT: Lincoln Life & Annuity Variable Annuity Account L (the Variable Account) is a segregated investment account of Lincoln Life & Annuity Company of New York (the Company) and is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Variable Account, which commenced on January 31, 1997, are part of the operations of the Company. The Variable Account offers only one product (Group Variable Annuity) at one fee rate.

The assets of the Variable Account are owned by the Company. The Variable Account's assets support the annuity contracts and may not be used to satisfy liabilities arising from any other business of the Company.

BASIS OF PRESENTATION: The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for unit investment trusts.

ACCOUNTING ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions affecting the reported amounts as of the date of the financial statements. Those estimates are inherently subject to change and actual results could differ from those estimates. Included among the material (or potentially material) reported amounts that require use of estimates is the fair value of certain assets.

INVESTMENTS: The assets of the Variable Account are divided into variable subaccounts, each of which may be invested in shares of one of forty-nine mutual funds (the Funds) of eleven diversified, open-ended. management investment companies, each Fund with its own investment objective. The Funds are:

AllianceBernstein Variable Products Series Fund, Inc. (ABVPSF):
   ABVPSF Global Thematic Growth Class B Fund
   ABVPSF Growth Class B Fund
American Century Variable Portfolios, Inc. (American Century VP):
   American Century VP Balanced Class I Portfolio
American Funds Insurance Series (American Funds):
   American Funds Global Growth Class 2 Fund
   American Funds Growth Class 2 Fund
   American Funds Growth-Income Class 2 Fund
   American Funds International Class 2 Fund

BlackRock Variable Series Funds, Inc. (BlackRock):
   BlackRock Global Allocation V.I. Class I Fund
Delaware VIP Trust (Delaware VIP):
   Delaware VIP Diversified Income Standard Class Series
   Delaware VIP High Yield Standard Class Series
   Delaware VIP REIT Service Class Series
   Delaware VIP Small Cap Value Service Class Series
   Delaware VIP Smid Cap Growth Service Class Series
DWS Variable Series II (DWS):
   DWS Alternative Asset Allocation VIP Class A Portfolio
Fidelity Variable Insurance Products Fund (Fidelity VIP):
   Fidelity VIP Asset Manager Initial Class Portfolio
   Fidelity VIP Contrafund Service Class 2 Portfolio
   Fidelity VIP Growth Initial Class Portfolio
   Fidelity VIP Money Market Initial Class Portfolio
Janus Aspen Series:
   Janus Aspen Global Research Institutional Class Portfolio
Lincoln Variable Insurance Products Trust (LVIP)*:
   LVIP Baron Growth Opportunities Service Class Fund
   LVIP BlackRock Inflation Protected Bond Standard Class Fund
   LVIP Clarion Global Real Estate Standard Class Fund
   LVIP Delaware Bond Standard Class Fund
   LVIP Delaware Diversified Floating Rate Service Class Fund
   LVIP Delaware Foundation Aggressive Allocation Standard Class Fund LVIP Delaware Foundation Conservative Allocation Standard Class Fund LVIP Delaware Foundation Moderate Allocation Standard Class Fund LVIP Delaware Growth and Income Standard Class Fund
   LVIP Delaware Social Awareness Standard Class Fund
   LVIP Global Income Standard Class Fund
   LVIP Managed Risk Profile 2010 Standard Class Fund
   LVIP Managed Risk Profile 2020 Standard Class Fund
   LVIP Managed Risk Profile 2030 Standard Class Fund
   LVIP Managed Risk Profile 2040 Standard Class Fund
   LVIP Managed Risk Profile 2050 Standard Class Fund
   LVIP Managed Risk Profile Conservative Standard Class Fund
   LVIP Managed Risk Profile Growth Standard Class Fund
   LVIP Managed Risk Profile Moderate Standard Class Fund
   LVIP Mondrian International Value Standard Class Fund
   LVIP SSgA Bond Index Standard Class Fund
   LVIP SSgA Emerging Markets 100 Standard Class Fund
   LVIP SSgA Global Tactical Allocation RPM Standard Class Fund
   LVIP SSgA International Index Standard Class Fund
   LVIP SSgA S&P 500 Index Standard Class Fund
   LVIP SSgA Small-Cap Index Standard Class Fund

LINCOLN LIFE & ANNUITY VARIABLE ANNUITY ACCOUNT L

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


1. ACCOUNTING POLICIES AND VARIABLE ACCOUNT INFORMATION (CONTINUED)

   LVIP T. Rowe Price Structured Mid-Cap Growth Standard Class Fund LVIP UBS Large Cap Growth RPM Standard Class Fund
Neuberger Berman Advisors Management Trust (NB AMT):
   NB AMT Large Cap Value I Class Portfolio
T. Rowe Price International Series, Inc. (T. Rowe Price):
   T. Rowe Price International Stock Class I Portfolio

*  Denotes an affiliate of the Company

The Fidelity VIP Money Market Portfolio is used only for investments of initial contributions for which the Company has not received complete order instructions. Upon receipt of complete order instructions, the payments transferred to the Fidelity VIP Money Market Portfolio are allocated to purchase shares of one of the above Funds.

Investments in the Funds are stated at fair value as determined by the closing net asset value per share on December 31, 2013. The difference between cost and net asset value is reflected as unrealized appreciation or depreciation of investments.

The Variable Account's investments in the Funds are valued in accordance with the Fair Value Measurements and Disclosure Topic of the Financial Accounting Standards Board Accounting Standards Codification (Topic). The Topic defines fair value as the price that the Variable Account would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Topic also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assessment regarding the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The Variable Account's investments in the Funds are assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs to the valuation methodology are quoted prices in active markets

Level 2 - inputs to the valuation methodology are observable, directly or indirectly

Level 3 - inputs to the valuation methodology are unobservable and reflect assumptions on the part of the reporting entity

The Variable Account's investments in the Funds are valued within the fair value hierarchy as Level 2. Net asset value is quoted by the Funds as derived by the fair value of the Funds' underlying investments. The Funds are not considered Level 1 as they are not traded in the open market; rather the Company sells and redeems shares at net asset value with the Funds.

Investment transactions are accounted for on a trade-date basis. The cost of investments sold is determined by the average cost method.

DIVIDENDS: Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date with the exception of Fidelity VIP Money Market Portfolio which is invested monthly. Dividend income is recorded on the ex-dividend date.

FEDERAL INCOME TAXES: Operations of the Variable Account form a part of and are taxed with operations of the Company, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Under current federal income tax law, no federal income taxes are payable or receivable with respect to the Variable Account's net investment income and the net realized gain (loss) on investments.

ANNUITY RESERVES: Reserves on contracts not involving life contingencies are calculated using an assumed investment return of 3%, 4%, 5% or 6%, as approved in each state. Reserves on contracts involving life contingencies are calculated using a modification of the 1983a Individual Mortality Table and an assumed investment return of 3%, 4%, 5% or 6%, as approved in each state.

INVESTMENT FUND CHANGES: During 2012, the LVIP BlackRock Inflation Protected Bond Standard Class Fund, the LVIP SSgA S&P 500 Index Standard Class Fund and the LVIP SSgA Small-Cap Index Standard Class Fund became available as investment options for account contract owners. Accordingly, for the subaccounts that commenced operations during 2012, the 2012 statements of changes in net assets and total return and investment income ratios in note 3 are for the period from the commencement of operations to December 31, 2012.

LINCOLN LIFE & ANNUITY VARIABLE ANNUITY ACCOUNT L

Also during 2012, the following funds changed their names:


PREVIOUS FUND NAME                                                   NEW FUND NAME
-----------------------------------------------------------------------------------------------------------------------------------
DWS Alternative Asset Allocation Plus VIP Class A Portfolio          DWS Alternative Asset Allocation VIP Class A Portfolio
LVIP Cohen & Steers Global Real Estate Standard Class Fund           LVIP Clarion Global Real Estate Standard Class Fund
LVIP Janus Capital Appreciation Standard Class Fund                  LVIP UBS Large Cap Growth RPM Standard Class Fund
LVIP SSgA Global Tactical Allocation Standard Class Fund             LVIP SSgA Global Tactical Allocation RPM Standard Class Fund
NB AMT Partners I Class Portfolio                                    NB AMT Large Cap Value I Class Portfolio

In the accompanying 2012 Statement of Changes in Net Assets, certain 2012 contract purchases and contract withdrawals have been reclassified to contract transfers to conform with 2013 presentation. The total net increase/(decrease) in net assets resulting from unit transactions has not changed.

During 2013, the following funds ceased to be available as investment options to Variable Account Contract owners:


ABVPSF Growth and Income Class B Fund                                       DWS Equity 500 Index VIP Class A Portfolio
American Century VP Inflation Protection Class I Portfolio                  DWS Small Cap Index VIP Class A Portfolio
Dreyfus Opportunistic Small Cap Initial Class Portfolio                     Fidelity VIP Equity-Income Initial Class Portfolio
Dreyfus Stock Index Initial Class Fund                                      NB AMT Mid Cap Growth I Class Portfolio

Also during 2013, the following funds changed their names:


PREVIOUS FUND NAME                                                    NEW FUND NAME
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Worldwide Institutional Class Portfolio            Janus Aspen Global Research Institutional Class Portfolio
LVIP Protected Profile 2010 Standard Class Fund                       LVIP Managed Risk Profile 2010 Standard Class Fund
LVIP Protected Profile 2020 Standard Class Fund                       LVIP Managed Risk Profile 2020 Standard Class Fund
LVIP Protected Profile 2030 Standard Class Fund                       LVIP Managed Risk Profile 2030 Standard Class Fund
LVIP Protected Profile 2040 Standard Class Fund                       LVIP Managed Risk Profile 2040 Standard Class Fund
LVIP Protected Profile 2050 Standard Class Fund                       LVIP Managed Risk Profile 2050 Standard Class Fund
LVIP Protected Profile Conservative Standard Class Fund               LVIP Managed Risk Profile Conservative Standard Class Fund
LVIP Protected Profile Growth Standard Class Fund                     LVIP Managed Risk Profile Growth Standard Class Fund
LVIP Protected Profile Moderate Standard Class Fund                   LVIP Managed Risk Profile Moderate Standard Class Fund



2. MORTALITY AND EXPENSE GUARANTEES AND OTHER TRANSACTIONS WITH AFFILIATES

Amounts are paid to the Company for mortality and expense guarantees at an effective daily rate of .0027397% (1.00% on an annual basis) of each portfolio's average daily net assets within the Variable Account with the exception of Fidelity VIP Money Market Portfolio, which does not have a mortality and expense charge.

The Company is responsible for all sales, general, and administrative expenses applicable to the Variable Accounts.




3. FINANCIAL HIGHLIGHTS

A summary of the fee rates, unit values, units outstanding, net assets and total return and investment income ratios for variable annuity contracts as of and for each year or period in the five years ended December 31, 2013, follows:


                                                                                                                         INVESTMENT
                                       COMMENCEMENT                             UNITS                        TOTAL       INCOME
SUBACCOUNT                      YEAR   DATE(1)         FEE RATE(2)  UNIT VALUE  OUTSTANDING      NET ASSETS  RETURN(3)   RATIO(4)
------------------------------------------------------------------------------------------------------------------------------------
ABVPSF GLOBAL THEMATIC GROWTH CLASS B
                                2013                        1.00%     $  5.59       304,899  $   1,705,224       21.70%       0.02%
                                2012                        1.00%        4.60       315,296      1,448,906       12.11%       0.00%
                                2011                        1.00%        4.10       436,808      1,790,399      -24.17%       0.36%
                                2010                        1.00%        5.41       349,065      1,886,856       17.40%       1.78%
                                2009                        1.00%        4.60       427,389      1,967,781       51.62%       0.00%
ABVPSF GROWTH CLASS B
                                2013                        1.00%       10.82       112,271      1,214,242       32.40%       0.03%
                                2012                        1.00%        8.17       108,958        890,067       12.45%       0.00%
                                2011                        1.00%        7.26       101,600        738,079       -0.04%       0.00%
                                2010                        1.00%        7.27        98,605        716,581       13.65%       0.05%
                                2009                        1.00%        6.39        85,662        547,736       31.55%       0.00%

LINCOLN LIFE & ANNUITY VARIABLE ANNUITY ACCOUNT L


                                                                                                                         INVESTMENT
                                       COMMENCEMENT                             UNITS                        TOTAL       INCOME
SUBACCOUNT                      YEAR   DATE(1)         FEE RATE(2)  UNIT VALUE  OUTSTANDING      NET ASSETS  RETURN(3)   RATIO(4)
------------------------------------------------------------------------------------------------------------------------------------
ABVPSF GROWTH AND INCOME CLASS B
                                2013                        0.00%     $    --            --  $          --        0.00%       1.23%
                                2012                        1.00%       13.20        63,691        840,728       16.08%       1.36%
                                2011                        1.00%       11.37        58,002        659,577        5.01%       1.09%
                                2010                        1.00%       10.83        55,342        599,278       11.68%       0.00%
                                2009                        1.00%        9.70        42,413        411,257       19.15%       3.65%
AMERICAN CENTURY VP BALANCED CLASS I
                                2013                        1.00%       38.46       281,459     10,823,686       16.26%       1.58%
                                2012                        1.00%       33.08       295,772      9,783,433       10.69%       2.06%
                                2011                        1.00%       29.88       312,652      9,343,089        4.28%       1.91%
                                2010                        1.00%       28.66       325,144      9,317,286       10.53%       1.90%
                                2009                        1.00%       25.93       330,418      8,566,729       14.33%       5.28%
AMERICAN CENTURY VP INFLATION PROTECTION CLASS I
                                2013                        0.00%          --            --             --        0.00%       0.52%
                                2012                        1.00%       13.08        62,057        811,768        6.48%       2.77%
                                2011                        1.00%       12.29        41,049        504,290       10.98%       4.28%
                                2010                        1.00%       11.07        10,708        118,536        4.32%       1.76%
                                2009          9/21/09       1.00%       10.61         3,161         33,544        2.25%       0.82%
AMERICAN FUNDS GLOBAL GROWTH CLASS 2
                                2013                        1.00%       23.05       165,063      3,804,729       27.89%       1.27%
                                2012                        1.00%       18.02       164,607      2,966,728       21.34%       0.90%
                                2011                        1.00%       14.85       187,604      2,786,467       -9.79%       1.32%
                                2010                        1.00%       16.47       193,534      3,186,619       10.63%       1.51%
                                2009                        1.00%       14.88       198,677      2,956,869       40.89%       1.50%
AMERICAN FUNDS GROWTH CLASS 2
                                2013                        1.00%       14.71     1,383,726     20,356,546       28.81%       0.94%
                                2012                        1.00%       11.42     1,453,546     16,601,237       16.72%       0.80%
                                2011                        1.00%        9.79     1,472,768     14,411,418       -5.23%       0.62%
                                2010                        1.00%       10.33     1,443,745     14,907,053       17.50%       0.74%
                                2009                        1.00%        8.79     1,402,062     12,320,535       38.02%       0.67%
AMERICAN FUNDS GROWTH-INCOME CLASS 2
                                2013                        1.00%       17.98       416,032      7,480,683       32.17%       1.40%
                                2012                        1.00%       13.60       414,203      5,634,923       16.31%       1.67%
                                2011                        1.00%       11.70       397,564      4,649,979       -2.81%       1.59%
                                2010                        1.00%       12.03       383,423      4,614,123       10.32%       1.54%
                                2009                        1.00%       10.91       352,506      3,845,301       29.94%       1.70%
AMERICAN FUNDS INTERNATIONAL CLASS 2
                                2013                        1.00%       15.72       456,745      7,182,304       20.42%       1.38%
                                2012                        1.00%       13.06       465,178      6,074,250       16.73%       1.48%
                                2011                        1.00%       11.19       495,482      5,542,472      -14.82%       1.76%
                                2010                        1.00%       13.13       505,100      6,633,175        6.17%       2.06%
                                2009                        1.00%       12.37       511,305      6,324,640       41.65%       1.57%
BLACKROCK GLOBAL ALLOCATION V.I. CLASS I
                                2013                        1.00%       14.72        49,891        734,540       13.62%       1.28%
                                2012                        1.00%       12.96        44,834        580,963        9.18%       1.80%
                                2011                        1.00%       11.87        26,282        311,921       -4.45%       2.96%
                                2010                        1.00%       12.42        10,790        134,032        8.96%       2.06%
                                2009          9/11/09       1.00%       11.40         2,632         30,007        3.78%       1.36%
DELAWARE VIP DIVERSIFIED INCOME STANDARD CLASS
                                2013                        1.00%       17.04       115,782      1,973,246       -2.24%       2.41%
                                2012                        1.00%       17.43       136,295      2,376,173        6.13%       3.09%
                                2011                        1.00%       16.43       136,293      2,238,927        5.34%       4.05%
                                2010                        1.00%       15.60       111,312      1,735,937        6.98%       4.63%
                                2009                        1.00%       14.58       102,190      1,489,667       25.70%       5.66%
DELAWARE VIP HIGH YIELD STANDARD CLASS
                                2013                        1.00%       18.81        83,199      1,565,260        8.13%       7.46%
                                2012                        1.00%       17.40        95,433      1,660,431       16.65%       8.51%
                                2011                        1.00%       14.92        85,507      1,275,364        1.36%       8.77%
                                2010                        1.00%       14.71        98,043      1,442,664       14.17%       7.10%
                                2009                        1.00%       12.89        86,286      1,112,079       47.49%       6.32%

LINCOLN LIFE & ANNUITY VARIABLE ANNUITY ACCOUNT L


                                                                                                                         INVESTMENT
                                       COMMENCEMENT                             UNITS                        TOTAL       INCOME
SUBACCOUNT                      YEAR   DATE(1)         FEE RATE(2)  UNIT VALUE  OUTSTANDING      NET ASSETS  RETURN(3)   RATIO(4)
------------------------------------------------------------------------------------------------------------------------------------
DELAWARE VIP REIT SERVICE CLASS
                                2013                        1.00%     $ 29.73       260,861  $   7,754,466        0.91%       1.34%
                                2012                        1.00%       29.46       300,639      8,856,466       15.45%       1.29%
                                2011                        1.00%       25.52       314,936      8,036,267        9.52%       1.35%
                                2010                        1.00%       23.30       321,971      7,501,734       25.35%       2.51%
                                2009                        1.00%       18.59       296,479      5,510,823       22.01%       4.16%
DELAWARE VIP SMALL CAP VALUE SERVICE CLASS
                                2013                        1.00%       23.59       240,447      5,671,040       31.85%       0.50%
                                2012                        1.00%       17.89       242,732      4,342,152       12.50%       0.34%
                                2011                        1.00%       15.90       261,696      4,161,105       -2.57%       0.29%
                                2010                        1.00%       16.32       258,434      4,217,613       30.60%       0.45%
                                2009                        1.00%       12.50       220,966      2,761,120       30.25%       0.66%
DELAWARE VIP SMID CAP GROWTH SERVICE CLASS
                                2013                        1.00%       16.53       166,373      2,750,077       39.57%       0.00%
                                2012                        1.00%       11.84       182,541      2,161,831        9.61%       0.01%
                                2011                        1.00%       10.80       176,345      1,905,366        6.83%       0.77%
                                2010          10/8/10       1.00%       10.11       152,446      1,541,877       13.45%       0.00%
DELAWARE VIP TREND SERVICE CLASS
                                2009                        1.00%        7.47       118,916        888,757       52.84%       0.00%
DREYFUS OPPORTUNISTIC SMALL CAP INITIAL CLASS
                                2012                        1.00%       23.82       525,707     12,521,864       19.36%       0.00%
                                2011                        1.00%       19.95       548,554     10,946,360      -14.70%       0.40%
                                2010                        1.00%       23.39       570,057     13,336,402       29.85%       0.74%
                                2009                        1.00%       18.02       585,749     10,553,707       24.78%       1.63%
DREYFUS STOCK INDEX INITIAL CLASS
                                2013                        0.00%          --            --             --        0.00%       0.45%
                                2012                        1.00%       47.72       609,094     29,068,099       14.59%       2.04%
                                2011                        1.00%       41.65       647,549     26,969,401        0.86%       1.84%
                                2010                        1.00%       41.29       680,820     28,112,405       13.70%       1.82%
                                2009                        1.00%       36.32       718,988     26,112,134       25.08%       2.10%
DWS ALTERNATIVE ASSET ALLOCATION VIP CLASS A
                                2013                        1.00%       13.07         5,914         77,313       -0.07%       1.62%
                                2012                        1.00%       13.08         4,194         54,864        8.63%       3.49%
                                2011                        1.00%       12.04         7,773         93,596       -3.83%       1.34%
                                2010                        1.00%       12.52         6,446         80,710       11.35%       1.22%
                                2009          7/13/09       1.00%       11.25         1,630         18,331       14.80%       0.00%
DWS EQUITY 500 INDEX VIP CLASS A
                                2013                        0.00%          --            --             --        0.00%       1.89%
                                2012                        1.00%       14.00       177,716      2,487,645       14.55%       1.73%
                                2011                        1.00%       12.22       173,544      2,120,734        0.82%       1.65%
                                2010                        1.00%       12.12       165,159      2,001,834       13.56%       1.84%
                                2009                        1.00%       10.67       147,283      1,571,956       25.07%       2.80%
DWS SMALL CAP INDEX VIP CLASS A
                                2013                        0.00%          --            --             --        0.00%       1.82%
                                2012                        1.00%       15.31       109,613      1,678,634       15.09%       0.88%
                                2011                        1.00%       13.31       107,636      1,432,174       -5.37%       0.86%
                                2010                        1.00%       14.06       111,078      1,561,780       25.14%       0.90%
                                2009                        1.00%       11.24       104,127      1,169,964       25.31%       1.77%
FIDELITY VIP ASSET MANAGER INITIAL CLASS
                                2013                        1.00%       40.35       566,091     22,840,274       14.56%       1.58%
                                2012                        1.00%       35.22       608,932     21,447,098       11.36%       1.51%
                                2011                        1.00%       31.63       663,652     20,989,347       -3.53%       1.95%
                                2010                        1.00%       32.78       692,269     22,695,727       13.13%       1.76%
                                2009                        1.00%       28.98       697,176     20,204,168       27.83%       2.39%
FIDELITY VIP CONTRAFUND SERVICE CLASS 2
                                2013                        1.00%       19.76       707,945     13,986,890       29.65%       0.85%
                                2012                        1.00%       15.24       726,775     11,075,118       14.99%       1.15%
                                2011                        1.00%       13.25       726,867      9,632,972       -3.75%       0.79%
                                2010                        1.00%       13.77       712,498      9,810,639       15.76%       1.08%
                                2009                        1.00%       11.89       661,861      7,872,416       34.12%       1.22%

LINCOLN LIFE & ANNUITY VARIABLE ANNUITY ACCOUNT L


                                                                                                                         INVESTMENT
                                       COMMENCEMENT                             UNITS                        TOTAL       INCOME
SUBACCOUNT                      YEAR   DATE(1)         FEE RATE(2)  UNIT VALUE  OUTSTANDING      NET ASSETS  RETURN(3)   RATIO(4)
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP EQUITY-INCOME INITIAL CLASS
                                2012                        1.00%     $ 33.42       731,615  $  24,448,034       16.14%       3.12%
                                2011                        1.00%       28.77       783,464     22,542,125       -0.03%       2.55%
                                2010                        1.00%       28.78       798,289     22,976,470       14.00%       1.86%
                                2009                        1.00%       25.25       822,466     20,764,455       28.91%       2.32%
FIDELITY VIP GROWTH INITIAL CLASS
                                2013                        1.00%       61.63       829,786     51,143,189       34.98%       0.29%
                                2012                        1.00%       45.66       897,202     40,967,776       13.55%       0.59%
                                2011                        1.00%       40.21       973,274     39,138,680       -0.80%       0.36%
                                2010                        1.00%       40.54     1,025,023     41,550,089       22.94%       0.28%
                                2009                        1.00%       32.97     1,058,344     34,896,182       27.01%       0.45%
FIDELITY VIP MONEY MARKET INITIAL CLASS
                                2013                        0.00%       18.01         1,581         28,471        0.03%       0.03%
                                2012                        0.00%       18.00         1,320         23,761        0.14%       0.14%
                                2011                        0.00%       17.98         2,709         48,704        0.11%       0.11%
                                2010                        0.00%       17.96         4,049         72,714        0.24%       0.18%
                                2009                        0.00%       17.92         1,104         19,771        0.72%       0.79%
JANUS ASPEN GLOBAL RESEARCH INSTITUTIONAL CLASS
                                2013                        1.00%       18.07       463,926      8,383,598       27.15%       1.21%
                                2012                        1.00%       14.21       493,093      7,008,054       18.89%       0.89%
                                2011                        1.00%       11.95       489,692      5,854,086      -14.60%       0.60%
                                2010                        1.00%       14.00       488,615      6,839,890       14.68%       0.61%
                                2009                        1.00%       12.21       507,181      6,190,790       36.33%       1.44%
LVIP BARON GROWTH OPPORTUNITIES SERVICE CLASS
                                2013                        1.00%       53.62       333,189     17,864,260       38.67%       0.43%
                                2012                        1.00%       38.66       355,961     13,762,889       17.07%       1.18%
                                2011                        1.00%       33.03       362,828     11,983,185        2.99%       0.00%
                                2010                        1.00%       32.07       358,268     11,489,270       25.13%       0.00%
                                2009                        1.00%       25.63       361,356      9,261,260       36.95%       0.00%
LVIP BLACKROCK INFLATION PROTECTED BOND STANDARD CLASS
                                2013                        0.94%        9.31        36,595        340,672       -9.25%       0.84%
                                2012           8/8/12       1.00%       10.26         1,949         19,997        0.94%       0.00%
LVIP CLARION GLOBAL REAL ESTATE STANDARD CLASS
                                2013                        1.00%        8.63        17,272        149,053        2.28%       0.00%
                                2012                        1.00%        8.44        14,823        125,069       23.44%       0.00%
                                2011                        1.00%        6.84        15,580        106,492       -9.58%       0.00%
                                2010                        1.00%        7.56        14,582        110,230       16.80%       0.00%
                                2009                        1.00%        6.47         7,345         47,537       36.46%       0.00%
LVIP DELAWARE BOND STANDARD CLASS
                                2013                        1.00%       15.34       186,361      2,858,948       -3.28%       1.67%
                                2012                        1.00%       15.86       239,309      3,795,706        5.55%       2.12%
                                2011                        1.00%       15.03       231,037      3,471,924        6.57%       3.55%
                                2010                        1.00%       14.10       224,683      3,168,349        7.41%       3.62%
                                2009                        1.00%       13.13       214,978      2,822,368       17.72%       4.26%
LVIP DELAWARE DIVERSIFIED FLOATING RATE SERVICE CLASS
                                2013                        1.00%       10.00         3,261         32,609       -0.49%       0.77%
                                2012                        1.00%       10.05         1,262         12,680        2.93%       4.03%
                                2011           6/6/11       1.00%        9.76            14            139       -2.20%       2.65%
LVIP DELAWARE FOUNDATION AGGRESSIVE ALLOCATION STANDARD CLASS
                                2013                        1.00%       17.29         5,883        101,699       19.04%       1.59%
                                2012                        1.00%       14.52         4,348         63,146       12.16%       2.14%
                                2011                        1.00%       12.95         2,786         36,064       -3.01%       4.49%
                                2010                        1.00%       13.35           150          2,006       11.33%       2.40%
                                2009          9/18/09       1.00%       11.99           109          1,307        4.58%       1.61%
LVIP DELAWARE FOUNDATION CONSERVATIVE ALLOCATION STANDARD CLASS
                                2013                        1.00%       14.91        43,128        642,907        8.25%       2.20%
                                2012                        1.00%       13.77        40,840        562,411        9.53%       2.67%
                                2011                        1.00%       12.57        34,305        431,312        1.21%       6.55%
                                2010                        1.00%       12.42        35,308        438,591        9.33%       1.92%
                                2009                        1.00%       11.36        33,318        378,546       21.62%       2.84%

LINCOLN LIFE & ANNUITY VARIABLE ANNUITY ACCOUNT L


                                                                                                                         INVESTMENT
                                       COMMENCEMENT                             UNITS                        TOTAL       INCOME
SUBACCOUNT                      YEAR   DATE(1)         FEE RATE(2)  UNIT VALUE  OUTSTANDING      NET ASSETS  RETURN(3)   RATIO(4)
------------------------------------------------------------------------------------------------------------------------------------
LVIP DELAWARE FOUNDATION MODERATE ALLOCATION STANDARD CLASS
                                2013                        1.00%     $ 16.05         8,263  $     132,585       13.10%       2.39%
                                2012                        1.00%       14.19         3,004         42,616       10.20%       2.62%
                                2011                        1.00%       12.87         2,236         28,788       -0.74%       4.45%
                                2010                        1.00%       12.97            99          1,282        9.92%       3.29%
                                2009           7/1/09       1.00%       11.80            54            634       17.22%       1.28%
LVIP DELAWARE GROWTH AND INCOME STANDARD CLASS
                                2013                        1.00%       14.14       251,694      3,558,827       31.93%       1.81%
                                2012                        1.00%       10.72       257,970      2,764,688       14.17%       1.09%
                                2011                        1.00%        9.39       263,669      2,475,046        0.19%       1.06%
                                2010                        1.00%        9.37       275,522      2,581,375       11.81%       1.04%
                                2009                        1.00%        8.38       259,919      2,177,932       23.44%       1.11%
LVIP DELAWARE SOCIAL AWARENESS STANDARD CLASS
                                2013                        1.00%       23.67       227,995      5,396,200       34.34%       1.23%
                                2012                        1.00%       17.62       253,099      4,459,114       14.14%       0.77%
                                2011                        1.00%       15.44       263,129      4,061,668       -0.36%       0.81%
                                2010                        1.00%       15.49       249,130      3,859,579       10.46%       0.62%
                                2009                        1.00%       14.03       250,665      3,515,644       28.71%       0.72%
LVIP GLOBAL INCOME STANDARD CLASS
                                2013                        1.00%       12.11        10,382        125,775       -3.79%       0.20%
                                2012                        1.00%       12.59        20,666        260,228        6.62%       2.20%
                                2011                        1.00%       11.81        12,462        147,180        0.08%       5.04%
                                2010                        1.00%       11.80         6,559         77,402        8.59%       3.36%
                                2009           9/2/09       1.00%       10.87         4,360         47,380        3.30%       2.12%
LVIP MANAGED RISK PROFILE 2010 STANDARD CLASS
                                2013                        1.00%       12.48        11,593        144,699        7.84%       2.36%
                                2012                        1.00%       11.57         5,456         63,149        7.46%       1.69%
                                2011                        1.00%       10.77        13,084        140,908        0.24%       0.78%
                                2010                        1.00%       10.74        11,739        126,118       10.36%       1.15%
                                2009                        1.00%        9.74        10,631        103,493       23.17%       1.97%
LVIP MANAGED RISK PROFILE 2020 STANDARD CLASS
                                2013                        1.00%       12.09       107,758      1,303,018       10.03%       1.51%
                                2012                        1.00%       10.99        85,131        935,612        7.30%       2.18%
                                2011                        1.00%       10.24        70,291        719,943       -0.80%       0.74%
                                2010                        1.00%       10.33        52,134        538,295       10.92%       1.13%
                                2009                        1.00%        9.31        35,042        326,208       24.41%       2.10%
LVIP MANAGED RISK PROFILE 2030 STANDARD CLASS
                                2013                        1.00%       11.96        62,249        744,781       12.61%       1.33%
                                2012                        1.00%       10.62        58,353        619,975        6.82%       1.96%
                                2011                        1.00%        9.95        43,659        434,223       -1.55%       0.63%
                                2010                        1.00%       10.10        38,169        385,613       11.43%       0.90%
                                2009                        1.00%        9.07        25,417        230,452       26.68%       1.94%
LVIP MANAGED RISK PROFILE 2040 STANDARD CLASS
                                2013                        1.00%       11.41        76,473        872,837       15.38%       1.34%
                                2012                        1.00%        9.89        71,139        703,749        6.06%       1.85%
                                2011                        1.00%        9.33        51,555        480,883       -2.44%       0.64%
                                2010                        1.00%        9.56        31,803        304,071       12.53%       1.00%
                                2009                        1.00%        8.50        14,773        125,515       29.65%       1.49%
LVIP MANAGED RISK PROFILE 2050 STANDARD CLASS
                                2013                        1.00%       11.40         6,956         79,274       17.85%       1.61%
                                2012                        1.00%        9.67         3,244         31,370        4.95%       2.03%
                                2011           6/6/11       1.00%        9.21         1,470         13,544       -7.01%       0.00%
LVIP MANAGED RISK PROFILE CONSERVATIVE STANDARD CLASS
                                2013                        1.00%       15.76        41,043        646,640        8.66%       1.51%
                                2012                        1.00%       14.50        58,545        848,886        8.68%       3.94%
                                2011                        1.00%       13.34        51,666        689,285        2.65%       2.07%
                                2010                        1.00%       13.00        48,238        626,924        9.40%       4.44%
                                2009                        1.00%       11.88        29,025        344,804       23.61%       4.64%

LINCOLN LIFE & ANNUITY VARIABLE ANNUITY ACCOUNT L


                                                                                                                         INVESTMENT
                                       COMMENCEMENT                             UNITS                        TOTAL       INCOME
SUBACCOUNT                      YEAR   DATE(1)         FEE RATE(2)  UNIT VALUE  OUTSTANDING      NET ASSETS  RETURN(3)   RATIO(4)
------------------------------------------------------------------------------------------------------------------------------------
LVIP MANAGED RISK PROFILE GROWTH STANDARD CLASS
                                2013                        1.00%     $ 14.86       238,286  $   3,540,335       12.42%       1.74%
                                2012                        1.00%       13.22       240,099      3,173,273        8.06%       2.56%
                                2011                        1.00%       12.23       248,311      3,037,078       -1.00%       1.97%
                                2010                        1.00%       12.35       243,564      3,009,097       11.60%       2.86%
                                2009                        1.00%       11.07       235,447      2,606,471       27.75%       4.69%
LVIP MANAGED RISK PROFILE MODERATE STANDARD CLASS
                                2013                        1.00%       15.52       140,137      2,174,220       10.74%       1.76%
                                2012                        1.00%       14.01       155,479      2,178,264        8.50%       3.39%
                                2011                        1.00%       12.91       145,490      1,878,666        0.16%       1.81%
                                2010                        1.00%       12.89       138,348      1,783,601       10.85%       3.05%
                                2009                        1.00%       11.63       134,690      1,566,524       26.76%       4.68%
LVIP MONDRIAN INTERNATIONAL VALUE STANDARD CLASS
                                2013                        1.00%       18.39       168,216      3,093,614       20.63%       2.45%
                                2012                        1.00%       15.25       186,702      2,846,406        8.53%       2.86%
                                2011                        1.00%       14.05       203,711      2,861,721       -5.17%       3.26%
                                2010                        1.00%       14.81       202,794      3,004,117        1.44%       3.43%
                                2009                        1.00%       14.60       211,082      3,082,376       20.03%       3.44%
LVIP SSGA BOND INDEX STANDARD CLASS
                                2013                        1.00%       11.49        26,284        302,000       -3.54%       2.15%
                                2012                        1.00%       11.91        18,182        216,570        2.82%       3.35%
                                2011                        1.00%       11.58        10,284        119,129        6.33%       4.32%
                                2010                        1.00%       10.89        15,509        168,964        4.91%       1.91%
                                2009          6/22/09       1.00%       10.38        16,028        166,443        3.52%       2.85%
LVIP SSGA EMERGING MARKETS 100 STANDARD CLASS
                                2013                        1.00%       15.59        64,275      1,002,155       -3.80%       2.99%
                                2012                        1.00%       16.21        40,408        654,891       11.53%       2.64%
                                2011                        1.00%       14.53        38,777        563,479      -15.78%       2.40%
                                2010                        1.00%       17.25        36,371        627,568       26.50%       1.89%
                                2009          6/26/09       1.00%       13.64        11,665        159,114       36.02%       1.62%
LVIP SSGA GLOBAL TACTICAL ALLOCATION RPM STANDARD CLASS
                                2013                        1.00%       13.53        78,194      1,058,156        8.72%       2.10%
                                2012                        1.00%       12.45        81,332      1,012,395       10.04%       3.52%
                                2011                        1.00%       11.31        80,967        915,869       -0.78%       1.35%
                                2010                        1.00%       11.40        82,435        939,759        7.65%       0.93%
                                2009                        1.00%       10.59        92,538        979,919       29.50%       7.18%
LVIP SSGA INTERNATIONAL INDEX STANDARD CLASS
                                2013                        1.00%       15.60         6,822        106,455       19.78%       2.44%
                                2012                        1.00%       13.03         2,646         34,472       16.95%       1.97%
                                2011                        1.00%       11.14         2,356         26,247      -13.25%       1.07%
                                2010                        1.00%       12.84         2,044         26,250        5.99%       2.28%
                                2009           8/4/09       1.00%       12.12           872         10,564        8.33%       2.06%
LVIP SSGA S&P 500 INDEX STANDARD CLASS
                                2013                        1.00%       14.02     5,354,751     75,065,451       30.69%       2.44%
                                2012           6/7/12       1.00%       10.73         3,311         35,515        9.05%       2.14%
LVIP SSGA SMALL-CAP INDEX STANDARD CLASS
                                2013                        1.00%       14.91     1,237,766     18,457,435       36.53%       1.22%
                                2012          7/11/12       1.00%       10.92           386          4,217        7.35%       1.49%
LVIP T. ROWE PRICE STRUCTURED MID-CAP GROWTH STANDARD CLASS
                                2013                        1.00%       23.02       543,610     12,514,539       33.45%       0.00%
                                2012                        1.00%       17.25       581,894     10,037,771       15.15%       0.00%
                                2011                        1.00%       14.98       625,867      9,376,218       -4.82%       0.00%
                                2010                        1.00%       15.74       628,014      9,885,299       27.09%       0.00%
                                2009                        1.00%       12.39       633,285      7,843,255       44.89%       0.10%
LVIP UBS LARGE CAP GROWTH RPM STANDARD CLASS
                                2013                        1.00%        9.45       185,036      1,749,509       24.25%       0.00%
                                2012                        1.00%        7.61       189,037      1,438,489       15.23%       0.00%
                                2011                        1.00%        6.60       184,661      1,219,460       -6.62%       0.23%
                                2010                        1.00%        7.07       180,338      1,275,404       10.24%       0.76%
                                2009                        1.00%        6.42       178,677      1,146,286       37.15%       0.90%

LINCOLN LIFE & ANNUITY VARIABLE ANNUITY ACCOUNT L


                                                                                                                         INVESTMENT
                                       COMMENCEMENT                             UNITS                        TOTAL       INCOME
SUBACCOUNT                      YEAR   DATE(1)         FEE RATE(2)  UNIT VALUE  OUTSTANDING      NET ASSETS  RETURN(3)   RATIO(4)
------------------------------------------------------------------------------------------------------------------------------------
NB AMT LARGE CAP VALUE I CLASS
                                2013                        1.00%     $ 22.07       236,366  $   5,215,917       29.83%       1.17%
                                2012                        1.00%       17.00       245,450      4,171,843       15.44%       0.44%
                                2011                        1.00%       14.72       252,975      3,724,679      -12.24%       0.00%
                                2010                        1.00%       16.78       267,771      4,492,443       14.52%       0.67%
                                2009                        1.00%       14.65       284,518      4,168,339       54.52%       2.61%
NB AMT MID CAP GROWTH I CLASS
                                2012                        1.00%        9.38       533,921      5,006,418       11.30%       0.00%
                                2011                        1.00%        8.43       560,984      4,726,314       -0.53%       0.00%
                                2010                        1.00%        8.47       584,625      4,951,554       27.81%       0.00%
                                2009                        1.00%        6.63       534,677      3,543,076       30.29%       0.00%
T. ROWE PRICE INTERNATIONAL STOCK
                                2013                        1.00%       21.00       360,500      7,570,875       12.92%       0.85%
                                2012                        1.00%       18.60       397,048      7,384,468       17.26%       1.29%
                                2011                        1.00%       15.86       404,815      6,420,681      -13.70%       1.57%
                                2010                        1.00%       18.38       405,647      7,455,491       13.32%       0.97%
                                2009                        1.00%       16.22       400,133      6,489,852       50.87%       2.74%


(1) Reflects less than a full year of activity. Funds were first received in this option on the commencement date noted or the option was inactive at the date funds were received.
(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds have been excluded.
(3) These amounts represent the total return, including changes in value of mutual funds, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized.
(4) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Investment income ratios are not annualized.


4. PURCHASES AND SALES OF INVESTMENTS

The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2013:


                                                                                                         AGGREGATE      AGGREGATE
                                                                                                         COST OF        PROCEEDS
SUBACCOUNT                                                                                               PURCHASES      FROM SALES
------------------------------------------------------------------------------------------------------------------------------------
ABVPSF Global Thematic Growth Class B                                                                  $     121,064  $      185,927
ABVPSF Growth Class B                                                                                        149,862         121,553
ABVPSF Growth and Income Class B                                                                             136,706       1,116,036
American Century VP Balanced Class I                                                                         658,795         916,019
American Century VP Inflation Protection Class I                                                              72,359         849,849
American Funds Global Growth Class 2                                                                         527,727         527,420
American Funds Growth Class 2                                                                              1,193,634       2,040,773
American Funds Growth-Income Class 2                                                                         889,861         812,991
American Funds International Class 2                                                                         501,420         588,289
BlackRock Global Allocation V.I. Class I                                                                     197,397          97,180
Delaware VIP Diversified Income Standard Class                                                               296,663         581,969
Delaware VIP High Yield Standard Class                                                                       561,297         654,000
Delaware VIP REIT Service Class                                                                              629,220       1,825,796
Delaware VIP Small Cap Value Service Class                                                                   912,159         751,930
Delaware VIP Smid Cap Growth Service Class                                                                   959,017       1,049,410

LINCOLN LIFE & ANNUITY VARIABLE ANNUITY ACCOUNT L


                                                                                                         AGGREGATE      AGGREGATE
                                                                                                         COST OF        PROCEEDS
SUBACCOUNT                                                                                               PURCHASES      FROM SALES
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Opportunistic Small Cap Initial Class                                                          $     229,434  $   15,105,485
Dreyfus Stock Index Initial Class                                                                            844,346      34,493,078
DWS Alternative Asset Allocation VIP Class A                                                                  70,702          47,967
DWS Equity 500 Index VIP Class A                                                                             191,368       2,999,768
DWS Small Cap Index VIP Class A                                                                              249,170       2,113,179
Fidelity VIP Asset Manager Initial Class                                                                     738,366       2,152,518
Fidelity VIP Contrafund Service Class 2                                                                    1,088,506       1,414,902
Fidelity VIP Equity-Income Initial Class                                                                     498,043      29,130,389
Fidelity VIP Growth Initial Class                                                                            682,655       4,413,603
Fidelity VIP Money Market Initial Class                                                                       46,107          38,716
Janus Aspen Global Research Institutional Class                                                              291,479         759,158
LVIP Baron Growth Opportunities Service Class                                                              2,353,890       2,193,756
LVIP BlackRock Inflation Protected Bond Standard Class                                                       571,729         208,483
LVIP Clarion Global Real Estate Standard Class                                                                60,777          41,603
LVIP Delaware Bond Standard Class                                                                            323,439       1,089,295
LVIP Delaware Diversified Floating Rate Service Class                                                         40,049          20,129
LVIP Delaware Foundation Aggressive Allocation Standard Class                                                 49,489          26,472
LVIP Delaware Foundation Conservative Allocation Standard Class                                               85,018          34,769
LVIP Delaware Foundation Moderate Allocation Standard Class                                                  101,494          19,170
LVIP Delaware Growth and Income Standard Class                                                               389,321         346,902
LVIP Delaware Social Awareness Standard Class                                                                560,759         996,713
LVIP Global Income Standard Class                                                                             37,123         165,510
LVIP Managed Risk Profile 2010 Standard Class                                                                 81,859           4,485
LVIP Managed Risk Profile 2020 Standard Class                                                                441,808         176,301
LVIP Managed Risk Profile 2030 Standard Class                                                                246,505         202,206
LVIP Managed Risk Profile 2040 Standard Class                                                                198,211         137,631
LVIP Managed Risk Profile 2050 Standard Class                                                                 61,815          22,937
LVIP Managed Risk Profile Conservative Standard Class                                                         98,121         349,794
LVIP Managed Risk Profile Growth Standard Class                                                              248,534         253,486
LVIP Managed Risk Profile Moderate Standard Class                                                            272,004         470,524
LVIP Mondrian International Value Standard Class                                                             201,326         462,027
LVIP SSgA Bond Index Standard Class                                                                          241,835         141,074
LVIP SSgA Emerging Markets 100 Standard Class                                                              1,439,348       1,081,051
LVIP SSgA Global Tactical Allocation RPM Standard Class                                                      111,060         139,710
LVIP SSgA International Index Standard Class                                                                  69,696           8,576
LVIP SSgA S&P 500 Index Standard Class                                                                    71,934,518       4,050,239
LVIP SSgA Small-Cap Index Standard Class                                                                  17,116,047       1,232,881
LVIP T. Rowe Price Structured Mid-Cap Growth Standard Class                                                  553,389       1,323,702
LVIP UBS Large Cap Growth RPM Standard Class                                                                  88,915         135,544
NB AMT Large Cap Value I Class                                                                               377,205         538,261
NB AMT Mid Cap Growth I Class                                                                                146,344       5,870,239
T. Rowe Price International Stock                                                                            416,209       1,128,084


5. INVESTMENTS

The following is a summary of investments owned at December 31, 2013:


                                                                                              NET
                                                                                   SHARES     ASSET    FAIR VALUE
SUBACCOUNT                                                                         OWNED      VALUE    OF SHARES      COST OF SHARES
------------------------------------------------------------------------------------------------------------------------------------
ABVPSF Global Thematic Growth Class B                                                84,490  $ 20.18  $   1,705,015  $   1,331,345
ABVPSF Growth Class B                                                                40,480    30.08      1,217,647        774,673
American Century VP Balanced Class I                                              1,339,546     8.08     10,823,529      9,091,286
American Funds Global Growth Class 2                                                127,258    29.92      3,807,568      2,722,781
American Funds Growth Class 2                                                       261,197    77.94     20,357,665     13,945,066
American Funds Growth-Income Class 2                                                148,396    50.40      7,479,171      5,389,015
American Funds International Class 2                                                339,608    21.15      7,182,706      6,259,722
BlackRock Global Allocation V.I. Class I                                             41,683    17.61        734,032        674,344
Delaware VIP Diversified Income Standard Class                                      187,366    10.53      1,972,961      1,992,949
Delaware VIP High Yield Standard Class                                              256,149     6.19      1,585,563      1,471,479

LINCOLN LIFE & ANNUITY VARIABLE ANNUITY ACCOUNT L


                                                                                              NET
                                                                                   SHARES     ASSET    FAIR VALUE
SUBACCOUNT                                                                         OWNED      VALUE    OF SHARES      COST OF SHARES
------------------------------------------------------------------------------------------------------------------------------------
Delaware VIP REIT Service Class                                                     638,340  $ 12.12  $   7,736,680  $   7,685,357
Delaware VIP Small Cap Value Service Class                                          136,228    41.58      5,664,355      4,090,741
Delaware VIP Smid Cap Growth Service Class                                           87,853    31.33      2,752,420      2,026,556
DWS Alternative Asset Allocation VIP Class A                                          5,621    13.75         77,291         75,492
Fidelity VIP Asset Manager Initial Class                                          1,324,812    17.24     22,839,755     20,199,153
Fidelity VIP Contrafund Service Class 2                                             414,052    33.77     13,982,534     10,434,881
Fidelity VIP Growth Initial Class                                                   895,663    57.14     51,178,175     33,739,746
Fidelity VIP Money Market Initial Class                                              28,955     1.00         28,955         28,955
Janus Aspen Global Research Institutional Class                                     214,405    38.99      8,359,645      7,178,834
LVIP Baron Growth Opportunities Service Class                                       394,800    45.20     17,845,336     11,161,947
LVIP BlackRock Inflation Protected Bond Standard Class                               33,431    10.19        340,629        373,491
LVIP Clarion Global Real Estate Standard Class                                       16,945     8.78        148,746        131,438
LVIP Delaware Bond Standard Class                                                   212,295    13.47      2,858,771      2,843,181
LVIP Delaware Diversified Floating Rate Service Class                                 3,217    10.14         32,610         32,620
LVIP Delaware Foundation Aggressive Allocation Standard Class                         6,507    15.63        101,691         86,685
LVIP Delaware Foundation Conservative Allocation Standard Class                      42,138    15.26        642,937        613,094
LVIP Delaware Foundation Moderate Allocation Standard Class                           8,350    15.88        132,580        124,873
LVIP Delaware Growth and Income Standard Class                                       84,368    42.18      3,558,816      2,595,494
LVIP Delaware Social Awareness Standard Class                                       125,947    42.84      5,395,676      3,984,006
LVIP Global Income Standard Class                                                    11,007    11.42        125,697        127,661
LVIP Managed Risk Profile 2010 Standard Class                                        11,961    12.11        144,792        133,838
LVIP Managed Risk Profile 2020 Standard Class                                       110,097    11.83      1,302,342      1,135,607
LVIP Managed Risk Profile 2030 Standard Class                                        62,373    11.93        744,363        631,454
LVIP Managed Risk Profile 2040 Standard Class                                        75,651    11.52        871,729        730,557
LVIP Managed Risk Profile 2050 Standard Class                                         7,162    11.05         79,167         71,287
LVIP Managed Risk Profile Conservative Standard Class                                47,458    13.62        646,523        574,273
LVIP Managed Risk Profile Growth Standard Class                                     266,340    13.29      3,539,663      3,075,228
LVIP Managed Risk Profile Moderate Standard Class                                   157,577    13.82      2,176,922      1,855,547
LVIP Mondrian International Value Standard Class                                    170,665    18.13      3,094,319      3,087,174
LVIP SSgA Bond Index Standard Class                                                  27,425    11.01        302,008        316,768
LVIP SSgA Emerging Markets 100 Standard Class                                       101,147     9.92      1,003,074        996,835
LVIP SSgA Global Tactical Allocation RPM Standard Class                              89,798    11.78      1,058,182        984,298
LVIP SSgA International Index Standard Class                                         11,255     9.46        106,448         93,717
LVIP SSgA S&P 500 Index Standard Class                                            5,660,679    13.26     75,054,946     68,010,435
LVIP SSgA Small-Cap Index Standard Class                                            690,464    26.72     18,450,576     15,949,520
LVIP T. Rowe Price Structured Mid-Cap Growth Standard Class                         597,525    20.94     12,513,966      7,987,834
LVIP UBS Large Cap Growth RPM Standard Class                                         59,192    29.56      1,749,412      1,137,909
NB AMT Large Cap Value I Class                                                      346,748    15.04      5,215,090      4,456,067
T. Rowe Price International Stock                                                   481,670    15.72      7,571,850      6,100,686


6. CHANGES IN UNITS OUTSTANDING

The change in units outstanding for the year ended December 31, 2013, is as follows:


                                                                                                  UNITS     UNITS       NET INCREASE
SUBACCOUNT                                                                                        ISSUED    REDEEMED    (DECREASE)
------------------------------------------------------------------------------------------------------------------------------------
ABVPSF Global Thematic Growth Class B                                                               26,340    (36,737)     (10,397)
ABVPSF Growth Class B                                                                               16,894    (13,581)       3,313
ABVPSF Growth and Income Class B                                                                     8,908    (72,599)     (63,691)
American Century VP Balanced Class I                                                                11,165    (25,478)     (14,313)
American Century VP Inflation Protection Class I                                                     3,744    (65,801)     (62,057)
American Funds Global Growth Class 2                                                                25,797    (25,341)         456
American Funds Growth Class 2                                                                       86,253   (156,073)     (69,820)
American Funds Growth-Income Class 2                                                                54,007    (52,178)       1,829
American Funds International Class 2                                                                31,680    (40,113)      (8,433)
BlackRock Global Allocation V.I. Class I                                                            12,162     (7,105)       5,057
Delaware VIP Diversified Income Standard Class                                                      13,127    (33,640)     (20,513)
Delaware VIP High Yield Standard Class                                                              24,737    (36,971)     (12,234)
Delaware VIP REIT Service Class                                                                     17,984    (57,762)     (39,778)
Delaware VIP Small Cap Value Service Class                                                          33,837    (36,122)      (2,285)

LINCOLN LIFE & ANNUITY VARIABLE ANNUITY ACCOUNT L


                                                                                                  UNITS     UNITS       NET INCREASE
SUBACCOUNT                                                                                        ISSUED    REDEEMED    (DECREASE)
------------------------------------------------------------------------------------------------------------------------------------
Delaware VIP Smid Cap Growth Service Class                                                          62,839    (79,007)     (16,168)
Dreyfus Opportunistic Small Cap Initial Class                                                        9,529   (535,236)    (525,707)
Dreyfus Stock Index Initial Class                                                                    8,248   (617,342)    (609,094)
DWS Alternative Asset Allocation VIP Class A                                                         5,400     (3,680)       1,720
DWS Equity 500 Index VIP Class A                                                                     5,769   (183,485)    (177,716)
DWS Small Cap Index VIP Class A                                                                      8,427   (118,040)    (109,613)
Fidelity VIP Asset Manager Initial Class                                                            11,500    (54,341)     (42,841)
Fidelity VIP Contrafund Service Class 2                                                             61,192    (80,022)     (18,830)
Fidelity VIP Equity-Income Initial Class                                                            14,988   (746,603)    (731,615)
Fidelity VIP Growth Initial Class                                                                   12,828    (80,244)     (67,416)
Fidelity VIP Money Market Initial Class                                                              2,438     (2,177)         261
Janus Aspen Global Research Institutional Class                                                     16,498    (45,665)     (29,167)
LVIP Baron Growth Opportunities Service Class                                                       23,885    (46,657)     (22,772)
LVIP BlackRock Inflation Protected Bond Standard Class                                              56,139    (21,493)      34,646
LVIP Clarion Global Real Estate Standard Class                                                       6,986     (4,537)       2,449
LVIP Delaware Bond Standard Class                                                                   16,327    (69,275)     (52,948)
LVIP Delaware Diversified Floating Rate Service Class                                                4,001     (2,002)       1,999
LVIP Delaware Foundation Aggressive Allocation Standard Class                                        3,137     (1,602)       1,535
LVIP Delaware Foundation Conservative Allocation Standard Class                                      4,609     (2,321)       2,288
LVIP Delaware Foundation Moderate Allocation Standard Class                                          6,467     (1,208)       5,259
LVIP Delaware Growth and Income Standard Class                                                      20,770    (27,046)      (6,276)
LVIP Delaware Social Awareness Standard Class                                                       22,135    (47,239)     (25,104)
LVIP Global Income Standard Class                                                                    3,086    (13,370)     (10,284)
LVIP Managed Risk Profile 2010 Standard Class                                                        6,476       (339)       6,137
LVIP Managed Risk Profile 2020 Standard Class                                                       37,757    (15,130)      22,627
LVIP Managed Risk Profile 2030 Standard Class                                                       21,487    (17,591)       3,896
LVIP Managed Risk Profile 2040 Standard Class                                                       18,224    (12,890)       5,334
LVIP Managed Risk Profile 2050 Standard Class                                                        5,823     (2,111)       3,712
LVIP Managed Risk Profile Conservative Standard Class                                                5,399    (22,901)     (17,502)
LVIP Managed Risk Profile Growth Standard Class                                                     17,734    (19,547)      (1,813)
LVIP Managed Risk Profile Moderate Standard Class                                                   17,547    (32,889)     (15,342)
LVIP Mondrian International Value Standard Class                                                     8,964    (27,450)     (18,486)
LVIP SSgA Bond Index Standard Class                                                                 20,015    (11,913)       8,102
LVIP SSgA Emerging Markets 100 Standard Class                                                       96,470    (72,603)      23,867
LVIP SSgA Global Tactical Allocation RPM Standard Class                                              7,542    (10,680)      (3,138)
LVIP SSgA International Index Standard Class                                                         4,739       (563)       4,176
LVIP SSgA S&P 500 Index Standard Class                                                           5,645,573   (294,133)   5,351,440
LVIP SSgA Small-Cap Index Standard Class                                                         1,325,455    (88,075)   1,237,380
LVIP T. Rowe Price Structured Mid-Cap Growth Standard Class                                         27,446    (65,730)     (38,284)
LVIP UBS Large Cap Growth RPM Standard Class                                                        12,120    (16,121)      (4,001)
NB AMT Large Cap Value I Class                                                                      18,174    (27,258)      (9,084)
NB AMT Mid Cap Growth I Class                                                                       15,240   (549,161)    (533,921)
T. Rowe Price International Stock                                                                   20,500    (57,048)     (36,548)

The change in units outstanding for the year ended December 31, 2012, is as follows:


                                                                                                   UNITS    UNITS       NET INCREASE
SUBACCOUNT                                                                                         ISSUED   REDEEMED    (DECREASE)
------------------------------------------------------------------------------------------------------------------------------------
ABVPSF Global Thematic Growth Class B                                                              113,265   (234,777)     (121,512)
ABVPSF Growth Class B                                                                               10,225     (2,867)        7,358
ABVPSF Growth and Income Class B                                                                    11,544     (5,855)        5,689
American Century VP Balanced Class I                                                                 8,789    (25,669)      (16,880)
American Century VP Inflation Protection Class I                                                    38,242    (17,234)       21,008
American Funds Global Growth Class 2                                                                13,260    (36,257)      (22,997)
American Funds Growth Class 2                                                                      107,578   (126,800)      (19,222)
American Funds Growth-Income Class 2                                                                46,753    (30,114)       16,639
American Funds International Class 2                                                                36,933    (67,237)      (30,304)
BlackRock Global Allocation V.I. Class I                                                            21,927     (3,375)       18,552
Delaware VIP Diversified Income Standard Class                                                      43,138    (43,136)            2
Delaware VIP High Yield Standard Class                                                              30,871    (20,945)        9,926
Delaware VIP REIT Service Class                                                                     22,502    (36,799)      (14,297)

LINCOLN LIFE & ANNUITY VARIABLE ANNUITY ACCOUNT L


                                                                                                   UNITS    UNITS       NET INCREASE
SUBACCOUNT                                                                                         ISSUED   REDEEMED    (DECREASE)
------------------------------------------------------------------------------------------------------------------------------------
Delaware VIP Small Cap Value Service Class                                                          21,263    (40,227)      (18,964)
Delaware VIP Smid Cap Growth Service Class                                                          45,466    (39,270)        6,196
Dreyfus Opportunistic Small Cap Initial Class                                                       14,709    (37,556)      (22,847)
Dreyfus Stock Index Initial Class                                                                   21,358    (59,813)      (38,455)
DWS Alternative Asset Allocation VIP Class A                                                         1,733     (5,312)       (3,579)
DWS Equity 500 Index VIP Class A                                                                    28,247    (24,075)        4,172
DWS Small Cap Index VIP Class A                                                                     16,569    (14,592)        1,977
Fidelity VIP Asset Manager Initial Class                                                            10,550    (65,270)      (54,720)
Fidelity VIP Contrafund Service Class 2                                                             75,147    (75,239)          (92)
Fidelity VIP Equity-Income Initial Class                                                            35,951    (87,800)      (51,849)
Fidelity VIP Growth Initial Class                                                                   15,306    (91,378)      (76,072)
Fidelity VIP Money Market Initial Class                                                              5,141     (6,530)       (1,389)
Janus Aspen Global Research Institutional Class                                                     21,538    (18,137)        3,401
LVIP Baron Growth Opportunities Service Class                                                       24,811    (31,678)       (6,867)
LVIP BlackRock Inflation Protected Bond Standard Class                                               1,949         --         1,949
LVIP Clarion Global Real Estate Standard Class                                                      11,584    (12,341)         (757)
LVIP Delaware Bond Standard Class                                                                   44,696    (36,424)        8,272
LVIP Delaware Diversified Floating Rate Service Class                                                1,257         (9)        1,248
LVIP Delaware Foundation Aggressive Allocation Standard Class                                        1,766       (204)        1,562
LVIP Delaware Foundation Conservative Allocation Standard Class                                      8,125     (1,590)        6,535
LVIP Delaware Foundation Moderate Allocation Standard Class                                            926       (158)          768
LVIP Delaware Growth and Income Standard Class                                                      16,019    (21,718)       (5,699)
LVIP Delaware Social Awareness Standard Class                                                        8,371    (18,401)      (10,030)
LVIP Global Income Standard Class                                                                   10,446     (2,242)        8,204
LVIP Managed Risk Profile 2010 Standard Class                                                        1,631     (9,259)       (7,628)
LVIP Managed Risk Profile 2020 Standard Class                                                       20,754     (5,914)       14,840
LVIP Managed Risk Profile 2030 Standard Class                                                       17,181     (2,487)       14,694
LVIP Managed Risk Profile 2040 Standard Class                                                       24,995     (5,411)       19,584
LVIP Managed Risk Profile 2050 Standard Class                                                        4,370     (2,596)        1,774
LVIP Managed Risk Profile Conservative Standard Class                                               15,993     (9,114)        6,879
LVIP Managed Risk Profile Growth Standard Class                                                     21,130    (29,342)       (8,212)
LVIP Managed Risk Profile Moderate Standard Class                                                   20,748    (10,759)        9,989
LVIP Mondrian International Value Standard Class                                                    12,180    (29,189)      (17,009)
LVIP SSgA Bond Index Standard Class                                                                 22,757    (14,859)        7,898
LVIP SSgA Emerging Markets 100 Standard Class                                                       52,013    (50,382)        1,631
LVIP SSgA Global Tactical Allocation RPM Standard Class                                              9,362     (8,997)          365
LVIP SSgA International Index Standard Class                                                         1,831     (1,541)          290
LVIP SSgA S&P 500 Index Standard Class                                                               3,311         --         3,311
LVIP SSgA Small-Cap Index Standard Class                                                               386         --           386
LVIP T. Rowe Price Structured Mid-Cap Growth Standard Class                                         24,982    (68,955)      (43,973)
LVIP UBS Large Cap Growth RPM Standard Class                                                        19,215    (14,839)        4,376
NB AMT Large Cap Value I Class                                                                      17,472    (24,997)       (7,525)
NB AMT Mid Cap Growth I Class                                                                       57,495    (84,558)      (27,063)
T. Rowe Price International Stock                                                                   23,638    (31,405)       (7,767)


7. SUBSEQUENT EVENT

Management evaluated subsequent events through the date these financial statements were issued and determined there were no additional matters to be disclosed.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



Board of Directors of Lincoln Life & Annuity Company of New York
     and
Contract Owners of Lincoln Life & Annuity Variable Annuity Account L

We have audited the accompanying statements of assets and liabilities of Lincoln Life & Annuity Variable Annuity Account L ("Variable Account"), comprised of the subaccounts described in Note 1, as of December 31, 2013, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended, or for those sub-accounts operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Variable Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Variable Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2013, by correspondence with the fund companies, or their transfer agents, as applicable. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting Lincoln Life & Annuity Variable Annuity Account L at December 31, 2013, and the results of their operations and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.



/s/ ERNST & YOUNG LLP

Philadelphia, Pennsylvania
April 1, 2014

                                     PART A

The prospectus for the Group Variable Annuity contract, as supplemented, is incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-141755) filed on April 12, 2013.

                                     PART B

The Statement of Additional Information for the Group Variable Annuity contract is incorporated herein by reference Post-Effective Amendment No. 7 (File No. 333-141755) filed on April 12, 2013.

               Lincoln Life & Annuity Variable Annuity Account L

                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) List of Financial Statements

     1. Part A

     The Table of Condensed Financial Information is incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-141755) filed on April 12, 2013.

     2. Part B

     The following financial statements for the Variable Account are included in Part B of this Registration Statement:

     Statement of Assets and Liabilities - December 31, 2013
     Statement of Operations - Year ended December 31, 2013
     Statements of Changes in Net Assets - Years ended December 31, 2013 and
     2012
     Notes to Financial Statements - December 31, 2013
     Report of Independent Registered Public Accounting Firm

     3. Part B

     The following financial statements for Lincoln Life & Annuity Company of New York are included in Part B of this Registration Statement:

     Balance Sheets - Years ended December 31, 2013 and 2012
     Statements of Comprehensive Income (Loss) - Years ended December 31, 2013, 2012 and 2011
     Statements of Stockholders' Equity - Years ended December 31, 2013, 2012 and 2011
     Statements of Cash Flows - Years ended December 31, 2013, 2012 and 2011 Notes to Financial Statements - December 31, 2013
     Report of Independent Registered Public Accounting Firm

(b) List of Exhibits

(1) Resolution of Board of Directors of Lincoln Life & Annuity Company of New York authorizing establishment of the Variable Account incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-10805) filed on August 27, 1996.

(2) Not Applicable.

(3)(a) Principal Underwriting Agreement dated May 1, 2007 incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.

   (b) Broker-Dealer Sales Agreement incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-10805) filed on September 30, 1996.

(4)(a) Group Variable Annuity I Contract incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-10805) filed on April 14, 2000.

   (b) Group Variable Annuity II Contract incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-10805) filed on April 14, 2000.

   (c) Group Variable Annuity III Contract incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-10805) filed on April 14, 2000.

   (d) Form of Endorsement to Group Annuity Contract and Certificate incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-10863) filed on May 1, 1998.

   (e) Form of Group Annuity Endorsement to Group Annuity Contract incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-10805) filed on April 29, 1999.

   (f) Section 403(b) Annuity Amendment incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-10805) filed on April 16,
   2002.

   (g) Section 403(b) Annuity Amendment incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-10805) filed on April 16,
2002.

   (h) Qualified Individual Retirement Annuity Rider incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-10805) filed on April 6, 2004.

   (i) Section 403(b) Annuity Endorsement (32481-G-12/08) incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-43373) filed on April 7, 2009.

(5)(a) Application for Group Annuity Contract incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-10805) filed on April 14, 2000.


   (b) Participant Enrollment Form incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-10805) filed on April 14, 2000.

(6) Certificate of Incorporation and By-laws of Lincoln Life & Annuity Company of New York incorporated herein by reference to Post-Effective Amendment No. 17 on Form N-6 to Registration Statement on Form S-6 (File No. 033-77496) filed on April 2, 2007.

(7) Not Applicable.

(8)(a) Accounting and Financial Administration Services Agreement dated October 1, 2007 among Mellon Bank, N.A., The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-147673) filed on November 28, 2007.

     (b) Fund Participation Agreements and Amendments between Lincoln Life & Annuity Company of New York and:

     (i) American Century incorporated herein by reference to Post-Effective Amendment No. 14 on Form N-6 (File No. 333-155333) filed on April 1, 2011.

     (ii)(a) Dreyfus Variable Investment Fund and Dreyfus Life and Annuity Index Fund, Inc. incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-10805) filed September 30, 1996. (Fund Participation Agreement)

       (b) Dreyfus Variable Investment Fund, Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-10805) filed April 16, 2003. (Amendment)

     (iii) Fidelity Variable Insurance Products incorporated herein by reference to Post-Effective Amendment No. 7 on Form N-6 (File No. 333-155333) filed on April 1, 2010.

     (iv) Janus Aspen Series incorporated herein by reference to Post-Effective Amendment No. 7 on Form N-6 (File No. 333-155333) filed on April 1, 2010.

     (v) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 17 on Form N-6 (File No. 333-155333) filed on April 2, 2013.

     (vi) Neuberger Berman Advisers Management Trust incorporated herein by reference to Post-Effective Amendment No. 17 on Form N-6 (File No. 333-155333) filed on April 2, 2013.

     (vii)(a) T. Rowe Price International Series, Inc. and T. Rowe Price Investment Services, Inc. incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-10805) filed on September 30, 1996. (Fund Participation Agreement)

       (b) T. Rowe Price International Series, Inc. and T. Rowe Price Investment Services, Inc. incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 10805) filed on April 16, 2003. (Amendment)

       (c) T. Rowe Price International Series, Inc. and T. Rowe Price Investment Services, Inc. dated April 2, 2007 (Amendment) incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-141755) filed on April 15, 2008.

       (d) T. Rowe Price International Series, Inc. and T. Rowe Price Investment Services, Inc. dated April 2, 2007 (Amendment dated February 9, 2011)

       (e) T. Rowe Price International Series, Inc. and T. Rowe Price Investment Services, Inc. dated April 2, 2007 (Amendment dated October 10, 2011)

     (viii) Alliance Variable Products Series Fund incorporated herein by reference to Post-Effective Amendment No. 16 on Form N-6 (File No. 333-155333) filed on April 3, 2012.

     (ix) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 17 on Form N-6 (File No. 333-155333) filed on April 2, 2013.

     (x) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 16 on Form N-6 (File No. 333-155333) filed on April 3, 2012.

     (xi) DWS Investments VIT Funds Trust incorporated herein by reference to Post-Effective Amendment No. 17 on Form N-6 (File No. 333-155333) filed on April 2, 2013.

     (xii) DWS Variable Series II incorporated herein by reference to Post-Effective Amendment No. 17 on Form N-6 (File No. 333-155333) filed on April 2, 2013.

     (xiii) BlackRock Variable Series Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 14 on Form N-6 (File No. 333-155333) filed on April 1, 2011.

(9) Opinion and Consent of Mary Jo Ardington, Senior Counsel of The Lincoln National Life Insurance Company as to the legality of securities being issued incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-141755) filed on April 2, 2007.

(10) (a) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm.

   (b) Power of Attorney - Principal Officers and Directors of Lincoln Life & Annuity Company of New York incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-141755) filed on April 12, 2013.

(11) Not Applicable

(12) Not Applicable
(13) Organizational Chart of The Lincoln National Insurance Holding Company System incorporated herein by reference to Post-Effective Amendment No. 2 on Form N-6 (File No. 333-181796) filed on August 6, 2013.

Item 25. Directors and Officers of the Depositor

The following list contains the officers and directors of Lincoln Life & Annuity Company of New York who are engaged directly or indirectly in activities relating to Lincoln Life & Annuity Variable Annuity Account L as well as the contracts. The list also shows Lincoln Life & Annuity Company of New York's executive officers.

Name                                Positions and Offices with Depositor
---------------------------------   --------------------------------------------------------------------
Ellen Cooper**                      Executive Vice President, Chief Investment Officer and Director
Charles C. Cornelio***              Executive Vice President, Chief Administrative Officer and Director
Jeffrey D. Coutts**                 Senior Vice President and Treasurer
Robert W. Dineen                    Director
65 Second Avenue
Westwood, NJ 07675
Randal J. Freitag**                 Executive Vice President, Chief Financial Officer and Director
Dennis R. Glass**                   President and Director
George W. Henderson, III            Director
Granville Capital
300 N. Greene Street
Greensboro, NC 27401
Mark E. Konen**                     Executive Vice President and Director
M. Leanne Lachman                   Director
870 United Nations, Plaza, #19-E
New York, NY 10017
Louis G. Marcoccia                  Director
Senior Vice President
Syracuse University
Crouse-Hinds Hall, Suite 620
900 S. Crouse Ave.
Syracuse, NY 13244
Patrick S. Pittard                  Director
20 Cates Ridge
Atlanta, GA 30327
Robert O. Sheppard*                 Second Vice President, General Counsel and Secretary

   * Principal business address is 100 Madison Street, Suite 1860, Syracuse, NY 13202

   ** Principal business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087

*** Principal business address is 100 N. Greene Street, Greensboro, NC 27401

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

See Exhibit 13: Organizational Chart of the Lincoln National Insurance Holding
   Company System.

Item 27. Number of Contractowners

As of February 28, 2014 there were 21,359 participants in group contracts under Account L.

Item 28. Indemnification

     a) Brief description of indemnification provisions.

     In general, Article VII of the By-Laws of Lincoln Life & Annuity Company of New York provides that Lincoln New York will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln New York, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln New York. Certain additional conditions apply to indemnification in criminal proceedings.

     In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln New York in connection with suits by, or in the right of, Lincoln New York.

     Please refer to Article VII of the By-Laws of Lincoln New York (Exhibit no. 6 hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, New York law.

     b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

   (a) Lincoln Financial Distributors, Inc. ("LFD") currently serves as Principal Underwriter for: Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln New York Account N for Variable Annuities; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; LLANY Separate Account R for Flexible Premium Variable Life Insurance; Lincoln Life Flexible Premium Variable Life Account S; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y and Lincoln Life & Annuity Flexible Premium Variable Life Account Y; Lincoln Life Variable Annuity Account JF-H; Lincoln Life Variable Annuity Account JF-I; Lincoln Life Flexible Premium Variable Life Account JF-A; Lincoln Life Flexible Premium Variable Life Account JF-C; Lincoln Life Variable Annuity Account JL-A; Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B; Lincoln Variable Insurance Products Trust; Lincoln Advisors Trust.

     (b) Officers and Directors of Lincoln Financial Distributors, Inc.:

Name                        Positions and Offices with Underwriter
-------------------------   -------------------------------------------------------------
Patrick J. Caulfield**      Vice President and Chief Compliance Officer
Jeffrey D. Coutts*          Senior Vice President and Treasurer
Wilford H. Fuller*          President, Chief Executive Officer and Director
David M. Kittredge*         Senior Vice President
Elizabeth M. O'Brien*       Director
Thomas P. O'Neill*          Senior Vice President and Director
Nancy A. Smith*             Secretary

* Principal Business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor PA 19087

** Principal Business address is 350 Church Street, Hartford, CT 06103



     (c) N/A

Item 30. Location of Accounts and Records

All accounts, books, and other documents, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company ("Lincoln Life"), 1300 South Clinton Street, Fort Wayne, Indiana 46802 pursuant to an administrative services agreement with Lincoln Life & Annuity Company of New York. Lincoln Life has entered into an agreement with Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, PA 15258, to provide accounting services for the VAA.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln New York at the address or phone number listed in the Prospectus.

   (d) Lincoln Life & Annuity Company of New York hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life & Annuity Company of New York.

   (e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

                                   SIGNATURES

(a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration
    Statement and has caused this Post-Effective Amendment No. 8 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 1st day of April, 2014.

      Lincoln Life & Annuity Variable Annuity Account L (Registrant)
      Group Variable Annuity I, II & III
      By:   /s/John D. Weber
            ------------------------------------
            John D. Weber
            Vice President, Lincoln Life & Annuity Company of New York
                                        (Title)
      LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
      (Depositor)
      By:   /s/Stephen R. Turer
            ------------------------------------
            Stephen R. Turer
            Vice President, Lincoln Life & Annuity Company of New York
            (Title)

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on April 1, 2014.


Signature                        Title
*                                President and Director
------------------------------
                                 (Principal Executive Officer)
Dennis R. Glass
*                                Executive Vice President, Chief Investment Officer and Direc-
------------------------------
                                 tor
Ellen Cooper
                                 (Principal Financial Officer)
*                                Executive Vice President, Chief Administrative Officer and Direc-
------------------------------
                                 tor
Charles C. Cornelio
*                                Executive Vice President, Chief Financial Officer and Director
------------------------------
                                 (Principal Financial Officer)
Randal J. Freitag
*                                Director
------------------------------
Robert W. Dineen
*                                Director
------------------------------
George W. Henderson, III
*                                Director
------------------------------
Mark E. Konen
*                                Director
------------------------------
M. Leanne Lachman
*                                Director
------------------------------
Louis G. Marcoccia
*                                Director
------------------------------
Patrick S. Pittard
*By: /s/ John D. Weber           Pursuant to a Power of Attorney
 ---------------------------
  John D. Weber